UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2023

*Effective as of the close of business on August 5, 2022, MFS Lifetime 2020 Fund was reorganized into MFS Lifetime Income Fund. MFS Core Bond Fund commenced investment operations on June 22, 2022.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
April 30, 2023
MFS® Lifetime® Funds
MFS® Lifetime® Income Fund
MFS® Lifetime® 2025 Fund
MFS® Lifetime® 2030 Fund
MFS® Lifetime® 2035 Fund
MFS® Lifetime® 2040 Fund
MFS® Lifetime® 2045 Fund
MFS® Lifetime® 2050 Fund
MFS® Lifetime® 2055 Fund
MFS® Lifetime® 2060 Fund
MFS® Lifetime® 2065 Fund
LTF-ANN

MFS® Lifetime® Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
MFS Lifetime Income Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	19.9%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	2.9%
MFS Blended Research International Equity Fund	2.5%
MFS Global Real Estate Fund	2.0%
MFS Growth Fund	2.0%
MFS Research Fund	2.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Blended Research Growth Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Value Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2025 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	17.5%
MFS Limited Maturity Fund	15.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.5%
MFS Blended Research International Equity Fund	3.2%
MFS High Income Fund	3.0%
MFS Growth Fund	2.5%
MFS Research Fund	2.5%
MFS Blended Research Core Equity Fund	2.5%
MFS Blended Research Growth Equity Fund	2.5%
MFS Value Fund	2.5%
MFS Blended Research Value Equity Fund	2.5%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Research International Fund	1.8%
MFS Mid Cap Value Fund	1.7%
MFS Mid Cap Growth Fund	1.7%
MFS Emerging Markets Debt Local Currency Fund	1.5%
MFS Emerging Markets Debt Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.8%
MFS International Intrinsic Value Fund	0.7%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2030 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	12.1%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	8.5%
MFS Global Opportunistic Bond Fund	6.0%
MFS Blended Research Mid Cap Equity Fund	5.4%
MFS Limited Maturity Fund	5.1%
MFS Blended Research International Equity Fund	5.0%
MFS High Income Fund	4.0%
MFS Growth Fund	3.5%
MFS Research Fund	3.5%
MFS Blended Research Growth Equity Fund	3.5%
MFS Blended Research Core Equity Fund	3.5%
MFS Blended Research Value Equity Fund	3.5%
MFS Value Fund	3.5%
MFS Mid Cap Value Fund	2.8%
MFS Mid Cap Growth Fund	2.7%
MFS Global Real Estate Fund	2.5%
MFS Research International Fund	2.5%
MFS Emerging Markets Debt Fund	2.5%
MFS Commodity Strategy Fund	2.4%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.3%
MFS International Intrinsic Value Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.2%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.5%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2035 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.9%
MFS Blended Research International Equity Fund	7.2%
MFS Total Return Bond Fund	6.1%
MFS Inflation-Adjusted Bond Fund	6.0%
MFS Government Securities Fund	5.2%
MFS Growth Fund	4.5%
MFS Research Fund	4.5%
MFS Blended Research Core Equity Fund	4.5%
MFS Blended Research Growth Equity Fund	4.5%
MFS Blended Research Value Equity Fund	4.5%
MFS Value Fund	4.4%
MFS Global Opportunistic Bond Fund	4.0%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	4.0%
MFS Global Real Estate Fund	3.5%
MFS Commodity Strategy Fund	3.4%
MFS Research International Fund	3.3%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS International Intrinsic Value Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.7%
MFS International New Discovery Fund	1.5%
MFS New Discovery Value Fund	0.9%
MFS New Discovery Fund	0.9%
MFS Emerging Markets Equity Fund	0.2%
MFS Blended Research Emerging Markets Equity Fund	0.2%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2040 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	9.1%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.1%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Research Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.4%
MFS Global Real Estate Fund	4.3%
MFS Commodity Strategy Fund	4.2%
MFS Research International Fund	3.6%
MFS High Income Fund	3.0%
MFS Total Return Bond Fund	2.9%
MFS International Growth Fund	2.8%
MFS International Intrinsic Value Fund	2.7%
MFS International New Discovery Fund	2.5%
MFS Emerging Markets Debt Fund	2.3%
MFS Global Opportunistic Bond Fund	2.3%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.5%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.6%
Cash & Cash Equivalents (o)	0.0%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2045 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.3%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Growth Fund	5.4%
MFS Blended Research Growth Equity Fund	5.4%
MFS Blended Research Value Equity Fund	5.4%
MFS Value Fund	5.3%
MFS Research Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Global Real Estate Fund	4.8%
MFS Commodity Strategy Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.5%
MFS International Growth Fund	3.2%
MFS International Intrinsic Value Fund	3.2%
MFS Inflation-Adjusted Bond Fund	3.1%
MFS Total Return Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.4%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS High Income Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.9%
MFS Emerging Markets Debt Fund	0.8%
MFS Global Opportunistic Bond Fund	0.8%
MFS Emerging Markets Debt Local Currency Fund	0.5%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2050 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Growth Fund	5.6%
MFS Blended Research Growth Equity Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2055 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	5.5%
MFS Blended Research Growth Equity Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2060 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	5.5%
MFS Blended Research Growth Equity Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents (o)	(0.0)%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2065 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Growth Fund	5.5%
MFS Blended Research Growth Equity Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Mid Cap Value Fund	5.0%
MFS Research Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	(0.2)%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Management Review
MFS Lifetime Funds
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators, setting the stage for a substantial drop in longer-term interest rates. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. On a more upbeat note, China’s abandonment of its Zero-COVID policy helped unleash a substantial amount of pent-up demand in the world’s second-largest economy. In developed markets, consumer demand remained solid.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to consider achieving their inflation mandates while using macroprudential tools to keep the banking system liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels may have peaked were supportive factors for the macroeconomic backdrop.
MFS Lifetime Income Fund
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Lifetime Income Fund (fund) provided a total return of -0.28%, at net asset value. This compares with a return of -0.43% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 0.19%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund's investments in small-cap and mid-cap funds detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and outweighed the strong relative performance of the MFS Mid Cap Value Fund, MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Value Equity Fund within their respective market segments.
Within international stock funds, the MFS Blended Research International Equity Fund held back relative results as the fund’s representative benchmark underperformed the international developed equity market. The MFS Blended Research International Equity Fund invests across both developed and emerging markets and emerging markets underperformed developed markets over this period. The fund outperformed its respective benchmark helping to offset the allocation drag on performance.
The fund’s investment selection within the fixed income segment was a notable contributor to relative performance. Here, the MFS Limited Maturity Fund aided relative results as short-term maturity issues performed well versus the broader fixed income market. Conversely, the fund’s holdings of the MFS Inflation-Adjusted Bond Fund held back relative performance.
MFS Lifetime 2025 Fund
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Lifetime 2025 Fund (fund) provided a total return of -0.13%, at net asset value. This compares with a return of 2.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 0.45%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review - continued
Factors Affecting Performance
Within the US stock funds segment, the fund's investments in small-cap and mid-cap funds detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and outweighed the strong relative performance of the MFS Mid Cap Value Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Value Fund within their respective market segments.
Within international stock funds, the MFS Blended Research International Equity Fund held back relative results as the fund’s representative benchmark underperformed the international developed equity market. The MFS Blended Research International Equity Fund invests across both developed and emerging markets and emerging markets underperformed developed markets over this period. The fund outperformed its respective benchmark helping to offset the allocation drag on performance.
The fund’s investment selection within the fixed income segment was a notable contributor to relative performance. Here, the MFS Limited Maturity Fund aided relative results as short-term maturity issues performed well versus the broader fixed income market. Conversely, the fund’s holdings of the MFS Inflation-Adjusted Bond Fund held back relative performance.
MFS Lifetime 2030 Fund
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Lifetime 2030 Fund (fund) provided a total return of -0.02%, at net asset value. This compares with a return of 2.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 0.94%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund's investments in small-cap and mid-cap funds detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and outweighed the strong relative performance of the MFS Mid Cap Value Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Value Fund within their respective market segments.
Within international stock funds, the MFS Blended Research International Equity Fund held back relative results as the fund’s representative benchmark underperformed the international developed equity market. The MFS Blended Research International Equity Fund invests across both developed and emerging markets and emerging markets underperformed developed markets over this period. The fund outperformed its respective benchmark helping to offset the allocation drag on performance.
The fund’s allocation to bond funds hindered relative performance. Here, the fund’s investment in the MFS Inflation-Adjusted Bond Fund weighed on relative returns as the strategy underperformed the broader fixed income market.
MFS Lifetime 2035 Fund
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 0.27%, at net asset value. This compares with a return of 2.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 1.46%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund's investments in small-cap and mid-cap funds detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and outweighed the strong relative performance of the MFS Mid Cap Value Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Value Fund within their respective market segments.
Within international stock funds, the MFS Blended Research International Equity Fund held back relative results as the fund’s representative benchmark underperformed the international developed equity market. The MFS Blended Research International Equity Fund invests across both developed and emerging markets and emerging markets underperformed developed markets over this period. The fund outperformed its respective benchmark helping to offset the allocation drag on performance.
The fund’s allocation to bond funds hindered relative performance. Here, the fund’s investment in the MFS Inflation-Adjusted Bond Fund weighed on relative returns as the strategy underperformed the broader fixed income market.

Management Review - continued
MFS Lifetime 2040 Fund
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 0.39%, at net asset value. This compares with a return of 2.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 1.88%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund's investments in small-cap and mid-cap funds detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and outweighed the strong relative performance of the MFS Mid Cap Value Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Value Fund within their respective market segments.
Within international stock funds, the MFS Blended Research International Equity Fund held back relative results as the fund’s representative benchmark underperformed the international developed equity market. The MFS Blended Research International Equity Fund invests across both developed and emerging markets and emerging markets underperformed developed markets over this period. The fund outperformed its respective benchmark helping to offset the allocation drag on performance.
The fund’s allocation to bond funds aided relative performance. Here, the fund’s investment in the MFS Inflation-Adjusted Bond Fund weakened relative returns as the strategy underperformed the broader fixed income market.
MFS Lifetime 2045 Fund
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 0.37%, at net asset value. This compares with a return of 2.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 2.09%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund's investments in small-cap and mid-cap funds detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and outweighed the strong relative performance of the MFS Mid Cap Value Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Value Fund within their respective market segments.
Within international stock funds, both the MFS Blended Research International Equity Fund and MFS International New Discovery Fund held back relative results as each fund’s representative benchmark underperformed the international developed equity market. The MFS Blended Research International Equity Fund invests across both developed and emerging markets and emerging markets underperformed developed markets over this period. The MFS International New Discovery Fund invests in international small- and mid-cap stocks which underperformed large-cap stocks over this period. Both funds outperformed their respective benchmarks helping to offset the allocation drag on performance.
The fund’s allocation to bond funds hindered relative performance. Here, the fund’s investment in the MFS Inflation-Adjusted Bond Fund weakened relative returns as the strategy underperformed the broader fixed income market.
MFS Lifetime 2050 Fund
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 0.34%, at net asset value. This compares with a return of 2.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 2.23%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review - continued
Factors Affecting Performance
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and outweighed the strong relative performance of the MFS Mid Cap Value Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Value Fund within their respective market segments.
Within international stock funds, both the MFS Blended Research International Equity Fund and MFS International New Discovery Fund held back relative results as each fund’s representative benchmark underperformed the international developed equity market. The MFS Blended Research International Equity Fund invests across both developed and emerging markets and emerging markets underperformed developed markets over this period. The MFS International New Discovery Fund invests in international small- and mid-cap stocks which underperformed large-cap stocks over this period. Both funds outperformed their respective benchmarks helping to offset the allocation drag on performance.
The fund’s allocation to bond funds hindered relative performance. Here, the fund’s investment in the MFS Inflation-Adjusted Bond Fund weakened relative returns as the strategy underperformed the broader fixed income market.
MFS Lifetime 2055 Fund
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 0.36%, at net asset value. This compares with a return of 2.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 2.23%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund's investments in small-cap and mid-cap funds detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and outweighed the strong relative performance of the MFS Mid Cap Value Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Value Fund within their respective market segments.
Within international stock funds, both the MFS Blended Research International Equity Fund and MFS International New Discovery Fund held back relative results as each fund’s representative benchmark underperformed the international developed equity market. The MFS Blended Research International Equity Fund invests across both developed and emerging markets and emerging markets underperformed developed markets over this period. The MFS International New Discovery Fund invests in international small- and mid-cap stocks which underperformed large-cap stocks over this period. Both funds outperformed their respective benchmarks helping to offset the allocation drag on performance.
The fund’s allocation to bond funds hindered relative performance. Here, the fund’s investment in the MFS Inflation-Adjusted Bond Fund weakened relative returns as the strategy underperformed the broader fixed income market.
MFS Lifetime 2060 Fund
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 0.35%, at net asset value. This compares with a return of 2.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 2.23%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund's investments in small-cap and mid-cap funds detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and outweighed the strong relative performance of the MFS Mid Cap Value Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Value Fund within their respective market segments.

Management Review - continued
Within international stock funds, both the MFS Blended Research International Equity Fund and MFS International New Discovery Fund held back relative results as each fund’s representative benchmark underperformed the international developed equity market. The MFS Blended Research International Equity Fund invests across both developed and emerging markets and emerging markets underperformed developed markets over this period. The MFS International New Discovery Fund invests in international small- and mid-cap stocks which underperformed large-cap stocks over this period. Both funds outperformed their respective benchmarks helping to offset the allocation drag on performance.
The fund’s allocation to bond funds hindered relative performance. Here, the fund’s investment in the MFS Inflation-Adjusted Bond Fund weakened relative returns as the strategy underperformed the broader fixed income market.
MFS Lifetime 2065 Fund
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 0.42%, at net asset value. This compares with a return of 2.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), a return of 2.23%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund's investments in small-cap and mid-cap funds detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and outweighed the strong relative performance of the MFS Mid Cap Value Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Value Fund within their respective market segments.
Within international stock funds, both the MFS Blended Research International Equity Fund and MFS International New Discovery Fund held back relative results as each fund’s representative benchmark underperformed the international developed equity market. The MFS Blended Research International Equity Fund invests across both developed and emerging markets and emerging markets underperformed developed markets over this period. The MFS International New Discovery Fund invests in international small- and mid-cap stocks which underperformed large-cap stocks over this period. Both funds outperformed their respective benchmarks helping to offset the allocation drag on performance.
The fund’s allocation to bond funds hindered relative performance. Here, the fund’s investment in the MFS Inflation-Adjusted Bond Fund weakened relative returns as the strategy underperformed the broader fixed income market.
Respectfully,
Portfolio Manager(s)
Joseph Flaherty and Natalie Shapiro
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 4/30/23
The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
MFS Lifetime Income Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	(0.28)%	3.61%	3.50%	N/A
B	9/29/05	(1.03)%	2.84%	2.73%	N/A
C	9/29/05	(1.03)%	2.82%	2.72%	N/A
I	9/29/05	(0.03)%	3.87%	3.75%	N/A
R1	9/29/05	(0.94)%	2.86%	2.74%	N/A
R2	9/29/05	(0.53)%	3.34%	3.23%	N/A
R3	9/29/05	(0.28)%	3.61%	3.50%	N/A
R4	9/29/05	(0.03)%	3.87%	3.75%	N/A
R6	8/29/16	0.09%	3.96%	N/A	4.01%
Comparative benchmark(s)

Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	1.18%	1.32%	N/A
MFS Lifetime Income Fund Blended Index (f)(z)	0.19%	3.67%	3.81%	N/A
Bloomberg Commodity Index (f)	(16.60)%	4.67%	(1.51)%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(15.28)%	0.84%	1.94%	N/A
MSCI EAFE Index (net div) (f)	8.42%	3.63%	4.76%	N/A
Standard & Poor’s 500 Stock Index (f)	2.66%	11.45%	12.20%	N/A

Performance Summary  - continued
With sales charge
	1-yr	5-yr	10-yr	Life (t)
A With Initial Sales Charge (4.25%)	(4.52)%	2.72%	3.05%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.85)%	2.49%	2.73%	N/A
C With CDSC (1% for 12 months) (v)	(1.98)%	2.82%	2.72%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Income Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/23	4/30/22
Bloomberg U.S. Aggregate Bond Index	71.00%	71.00%
Standard & Poor’s 500 Stock Index	20.00%	20.00%
MSCI EAFE Index (net div)	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%	2.00%
Bloomberg Commodity Index	2.00%	2.00%

Performance Summary  - continued
MFS Lifetime 2025 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	11/02/12	(0.13)%	4.27%	5.29%	N/A
B	11/02/12	(0.95)%	3.49%	4.48%	N/A
C	11/02/12	(0.88)%	3.49%	4.49%	N/A
I	11/02/12	0.07%	4.52%	5.53%	N/A
R1	11/02/12	(0.92)%	3.48%	4.48%	N/A
R2	11/02/12	(0.48)%	4.00%	5.00%	N/A
R3	11/02/12	(0.18)%	4.27%	5.27%	N/A
R4	11/02/12	0.08%	4.51%	5.52%	N/A
R6	8/29/16	0.24%	4.68%	N/A	5.39%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	2.66%	11.45%	12.20%	N/A
MFS Lifetime 2025 Fund Blended Index (f)(z)	0.45%	4.46%	5.47%	N/A
Bloomberg Commodity Index (f)	(16.60)%	4.67%	(1.51)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	1.18%	1.32%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(15.28)%	0.84%	1.94%	N/A
MSCI EAFE Index (net div) (f)	8.42%	3.63%	4.76%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(5.87)%	3.04%	4.67%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.73)%	3.15%	4.48%	N/A
C With CDSC (1% for 12 months) (v)	(1.82)%	3.49%	4.49%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/23	4/30/22
Bloomberg U.S. Aggregate Bond Index	65.50%	63.30%
Standard & Poor's 500 Stock Index	24.00%	25.60%
MSCI EAFE Index (net div)	6.50%	7.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%	2.00%
Bloomberg Commodity Index	2.00%	2.00%

Performance Summary  - continued
MFS Lifetime 2030 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	(0.02)%	5.32%	6.55%	N/A
B	9/29/05	(0.80)%	4.53%	5.75%	N/A
C	9/29/05	(0.76)%	4.55%	5.75%	N/A
I	9/29/05	0.23%	5.59%	6.79%	N/A
R1	9/29/05	(0.73)%	4.54%	5.75%	N/A
R2	9/29/05	(0.26)%	5.06%	6.28%	N/A
R3	9/29/05	(0.01)%	5.33%	6.55%	N/A
R4	9/29/05	0.24%	5.60%	6.81%	N/A
R6	8/29/16	0.40%	5.74%	N/A	6.91%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	2.66%	11.45%	12.20%	N/A
MFS Lifetime 2030 Fund Blended Index (f)(z)	0.94%	5.85%	6.82%	N/A
Bloomberg Commodity Index (f)	(16.60)%	4.67%	(1.51)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	1.18%	1.32%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(15.28)%	0.84%	1.94%	N/A
MSCI EAFE Index (net div) (f)	8.42%	3.63%	4.76%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(5.76)%	4.08%	5.92%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.57)%	4.20%	5.75%	N/A
C With CDSC (1% for 12 months) (v)	(1.70)%	4.55%	5.75%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/23	4/30/22
Bloomberg U.S. Aggregate Bond Index	50.00%	46.00%
Standard & Poor’s 500 Stock Index	34.50%	37.10%
MSCI EAFE Index (net div)	10.50%	11.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.50%	2.70%
Bloomberg Commodity Index	2.50%	2.70%

Performance Summary  - continued
MFS Lifetime 2035 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	11/02/12	0.27%	6.37%	7.46%	N/A
B	11/02/12	(0.48)%	5.57%	6.65%	N/A
C	11/02/12	(0.55)%	5.56%	6.65%	N/A
I	11/02/12	0.48%	6.63%	7.69%	N/A
R1	11/02/12	(0.50)%	5.54%	6.63%	N/A
R2	11/02/12	(0.05)%	6.09%	7.18%	N/A
R3	11/02/12	0.24%	6.35%	7.45%	N/A
R4	11/02/12	0.44%	6.63%	7.72%	N/A
R6	8/29/16	0.61%	6.78%	N/A	8.09%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	2.66%	11.45%	12.20%	N/A
MFS Lifetime 2035 Fund Blended Index (f)(z)	1.46%	7.13%	7.78%	N/A
Bloomberg Commodity Index (f)	(16.60)%	4.67%	(1.51)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	1.18%	1.32%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(15.28)%	0.84%	1.94%	N/A
MSCI EAFE Index (net div) (f)	8.42%	3.63%	4.76%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(5.50)%	5.12%	6.82%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.26)%	5.25%	6.65%	N/A
C With CDSC (1% for 12 months) (v)	(1.49)%	5.56%	6.65%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/23	4/30/22
Standard & Poor’s 500 Stock Index	46.50%	48.70%
Bloomberg U.S. Aggregate Bond Index	30.00%	26.00%
MSCI EAFE Index (net div)	16.50%	17.90%
Bloomberg Commodity Index	3.50%	3.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.50%	3.70%

Performance Summary  - continued
MFS Lifetime 2040 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	0.39%	6.69%	7.83%	N/A
B	9/29/05	(0.40)%	5.89%	7.02%	N/A
C	9/29/05	(0.30)%	5.90%	7.03%	N/A
I	9/29/05	0.68%	6.96%	8.07%	N/A
R1	9/29/05	(0.35)%	5.89%	7.02%	N/A
R2	9/29/05	0.14%	6.42%	7.56%	N/A
R3	9/29/05	0.39%	6.69%	7.83%	N/A
R4	9/29/05	0.64%	6.96%	8.10%	N/A
R6	8/29/16	0.80%	7.11%	N/A	8.56%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	2.66%	11.45%	12.20%	N/A
MFS Lifetime 2040 Fund Blended Index (f)(z)	1.88%	7.58%	8.18%	N/A
Bloomberg Commodity Index (f)	(16.60)%	4.67%	(1.51)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	1.18%	1.32%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(15.28)%	0.84%	1.94%	N/A
MSCI EAFE Index (net div) (f)	8.42%	3.63%	4.76%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(5.39)%	5.44%	7.20%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.18)%	5.57%	7.02%	N/A
C With CDSC (1% for 12 months) (v)	(1.25)%	5.90%	7.03%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/23	4/30/22
Standard & Poor's 500 Stock Index	53.25%	53.75%
MSCI EAFE Index (net div)	22.00%	22.80%
Bloomberg U.S. Aggregate Bond Index	16.25%	14.75%
Bloomberg Commodity Index	4.25%	4.35%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.25%	4.35%

Performance Summary  - continued
MFS Lifetime 2045 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	11/02/12	0.37%	6.95%	8.02%	N/A
B	11/02/12	(0.36)%	6.15%	7.20%	N/A
C	11/02/12	(0.38)%	6.16%	7.20%	N/A
I	11/02/12	0.66%	7.22%	8.29%	N/A
R1	11/02/12	(0.36)%	6.15%	7.18%	N/A
R2	11/02/12	0.09%	6.67%	7.73%	N/A
R3	11/02/12	0.39%	6.95%	8.00%	N/A
R4	11/02/12	0.64%	7.22%	8.27%	N/A
R6	8/29/16	0.82%	7.38%	N/A	8.83%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	2.66%	11.45%	12.20%	N/A
MFS Lifetime 2045 Fund Blended Index (f)(z)	2.09%	7.95%	8.43%	N/A
Bloomberg Commodity Index (f)	(16.60)%	4.67%	(1.51)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	1.18%	1.32%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(15.28)%	0.84%	1.94%	N/A
MSCI EAFE Index (net div) (f)	8.42%	3.63%	4.76%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(5.40)%	5.69%	7.38%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.14)%	5.83%	7.20%	N/A
C With CDSC (1% for 12 months) (v)	(1.32)%	6.16%	7.20%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/23	4/30/22
Standard & Poor’s 500 Stock Index	55.75%	56.25%
MSCI EAFE Index (net div)	26.00%	26.80%
Bloomberg U.S. Aggregate Bond Index	8.75%	7.25%
Bloomberg Commodity Index	4.75%	4.85%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.75%	4.85%

Performance Summary  - continued
MFS Lifetime 2050 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/15/10	0.34%	6.96%	8.01%	N/A
B	9/15/10	(0.37)%	6.16%	7.20%	N/A
C	9/15/10	(0.37)%	6.16%	7.20%	N/A
I	9/15/10	0.60%	7.21%	8.28%	N/A
R1	9/15/10	(0.37)%	6.16%	7.20%	N/A
R2	9/15/10	0.07%	6.69%	7.74%	N/A
R3	9/15/10	0.37%	6.96%	8.01%	N/A
R4	9/15/10	0.57%	7.21%	8.27%	N/A
R6	8/29/16	0.74%	7.39%	N/A	8.83%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	2.66%	11.45%	12.20%	N/A
MFS Lifetime 2050 Fund Blended Index (f)(z)	2.23%	8.02%	8.47%	N/A
Bloomberg Commodity Index (f)	(16.60)%	4.67%	(1.51)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	1.18%	1.32%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(15.28)%	0.84%	1.94%	N/A
MSCI EAFE Index (net div) (f)	8.42%	3.63%	4.76%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(5.43)%	5.70%	7.37%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.15)%	5.84%	7.20%	N/A
C With CDSC (1% for 12 months) (v)	(1.31)%	6.16%	7.20%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/23	4/30/22
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Commodity Index	5.00%	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2055 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	11/02/12	0.36%	6.97%	8.01%	N/A
B	11/02/12	(0.41)%	6.16%	7.20%	N/A
C	11/02/12	(0.43)%	6.16%	7.20%	N/A
I	11/02/12	0.62%	7.23%	8.23%	N/A
R1	11/02/12	(0.42)%	6.18%	7.20%	N/A
R2	11/02/12	0.10%	6.71%	7.74%	N/A
R3	11/02/12	0.34%	6.97%	8.01%	N/A
R4	11/02/12	0.58%	7.23%	8.28%	N/A
R6	8/29/16	0.75%	7.40%	N/A	8.83%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	2.66%	11.45%	12.20%	N/A
MFS Lifetime 2055 Fund Blended Index (f)(z)	2.23%	8.02%	8.47%	N/A
Bloomberg Commodity Index (f)	(16.60)%	4.67%	(1.51)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	1.18%	1.32%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(15.28)%	0.84%	1.94%	N/A
MSCI EAFE Index (net div) (f)	8.42%	3.63%	4.76%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(5.41)%	5.71%	7.37%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.20)%	5.84%	7.20%	N/A
C With CDSC (1% for 12 months) (v)	(1.38)%	6.16%	7.20%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/23	4/30/22
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2060 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	12/06/16	0.35%	6.99%	8.85%
B	12/06/16	(0.41)%	6.20%	8.04%
C	12/06/16	(0.40)%	6.21%	8.05%
I	12/06/16	0.64%	7.27%	9.13%
R1	12/06/16	0.09%	6.30%	8.13%
R2	12/06/16	0.04%	6.73%	8.58%
R3	12/06/16	0.36%	7.00%	8.86%
R4	12/06/16	0.57%	7.23%	9.10%
R6	12/06/16	0.77%	7.40%	9.24%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	2.66%	11.45%	12.47%
MFS Lifetime 2060 Fund Blended Index (f)(z)	2.23%	8.02%	9.60%
Bloomberg Commodity Index (f)	(16.60)%	4.67%	4.10%
Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	1.18%	1.15%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(15.28)%	0.84%	2.29%
MSCI EAFE Index (net div) (f)	8.42%	3.63%	7.08%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(5.42)%	5.73%	7.84%
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.23)%	5.89%	8.04%
C With CDSC (1% for 12 months) (v)	(1.35)%	6.21%	8.05%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2060 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/23	4/30/22
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2065 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	Life (t)
A	9/01/21	0.42%	(5.61)%
C	9/01/21	(0.42)%	(6.32)%
I	9/01/21	0.59%	(5.37)%
R1	9/01/21	(0.37)%	(6.29)%
R2	9/01/21	0.18%	(5.82)%
R3	9/01/21	0.36%	(5.61)%
R4	9/01/21	0.59%	(5.37)%
R6	9/01/21	0.72%	(5.36)%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	2.66%	(3.26)%
MFS Lifetime 2065 Fund Blended Index (f)(z)	2.23%	(3.08)%
Bloomberg Commodity Index (f)	(16.60)%	7.44%
Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	(6.55)%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(15.28)%	(12.67)%
MSCI EAFE Index (net div) (f)	8.42%	(2.95)%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(5.36)%	(8.91)%
C With CDSC (1% for 12 months) (v)	(1.38)%	(6.32)%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2065 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/23	4/30/22
Standard & Poor's 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%
Benchmark Definition(s)
Bloomberg Commodity Index(a) – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.
Bloomberg U.S. Aggregate Bond Index(a) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.
FTSE EPRA Nareit Developed Real Estate Index(c) (net div) – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.
MSCI EAFE (Europe, Australasia, Far East) Index(e) (net div) – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.
Standard & Poor's 500 Stock Index(g) – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
(c)	FTSE International Limited (“FTSE”)© FTSE 2019. “FTSE®” is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “FT-SE®”, “FOOTSIE®” and “FTSE4GOOD®” are trademarks of the London Stock Exchange Group companies. “Nareit®” is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”) and “EPRA®” is a trademark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
(e)	Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
(g)	“Standard & Poor's®” and “S&P®” are registered trademarks of Standard & Poor's Financial Services LLC (“S&P”) and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods, for certain classes for certain funds.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance Summary  - continued
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

Expense Tables
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME INCOME FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.25%	$1,000.00	$1,062.32	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,058.40	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,058.44	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,063.63	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,059.22	$5.11
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.49%	$1,000.00	$1,061.01	$2.50
	Hypothetical (h)	0.49%	$1,000.00	$1,022.36	$2.46
R3	Actual	0.25%	$1,000.00	$1,062.32	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,063.63	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,064.98	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2025 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.26%	$1,000.00	$1,067.34	$1.33
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
B	Actual	1.01%	$1,000.00	$1,062.47	$5.16
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
C	Actual	1.01%	$1,000.00	$1,062.86	$5.17
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
I	Actual	0.01%	$1,000.00	$1,067.49	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.74	$0.05
R1	Actual	1.01%	$1,000.00	$1,062.79	$5.17
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R2	Actual	0.51%	$1,000.00	$1,064.56	$2.61
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
R3	Actual	0.26%	$1,000.00	$1,066.77	$1.33
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
R4	Actual	0.01%	$1,000.00	$1,067.32	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.74	$0.05
R6	Actual	0.00%	$1,000.00	$1,069.09	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime 2025 Fund, expense ratios include approximately 0.01% of interest expenses that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Expense Tables - continued
MFS LIFETIME 2030 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.25%	$1,000.00	$1,073.51	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,069.00	$5.13
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,069.46	$5.13
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,075.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,069.47	$5.13
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,072.39	$2.57
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,073.78	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,074.80	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,075.20	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2035 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.25%	$1,000.00	$1,080.67	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,076.63	$5.15
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,076.53	$5.15
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,081.24	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,076.09	$5.15
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,078.61	$2.58
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,080.22	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,081.06	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,082.22	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2040 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.25%	$1,000.00	$1,085.10	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,080.43	$5.16
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,081.56	$5.16
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,086.36	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,080.79	$5.16
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,083.72	$2.58
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,085.21	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,086.77	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,087.28	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2045 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.25%	$1,000.00	$1,087.81	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,083.15	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,083.48	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,089.10	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,084.11	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,085.75	$2.59
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,087.47	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,088.83	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,090.13	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2050 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.25%	$1,000.00	$1,088.77	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,084.78	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,084.86	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,089.49	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,084.46	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,086.93	$2.59
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,088.27	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,089.58	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,090.97	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2055 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.25%	$1,000.00	$1,088.70	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,084.58	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,084.53	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,090.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,084.89	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,087.24	$2.59
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,089.02	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,090.26	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,090.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2060 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.25%	$1,000.00	$1,088.89	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,084.80	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,084.83	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,090.52	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.25%	$1,000.00	$1,089.10	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R2	Actual	0.50%	$1,000.00	$1,087.27	$2.59
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,088.91	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,089.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,090.96	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime 2060 Fund, for the period from November 1, 2022 through April 30, 2023, the distribution fee for Class R1 was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.00%, $5.18, and $5.01 for Class R1. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS LIFETIME 2065 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.17%	$1,000.00	$1,089.51	$0.88
	Hypothetical (h)	0.17%	$1,000.00	$1,023.95	$0.85
C	Actual	0.91%	$1,000.00	$1,084.64	$4.70
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
I	Actual	0.00%	$1,000.00	$1,091.19	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.91%	$1,000.00	$1,085.13	$4.70
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
R2	Actual	0.41%	$1,000.00	$1,088.27	$2.12
	Hypothetical (h)	0.41%	$1,000.00	$1,022.76	$2.06
R3	Actual	0.18%	$1,000.00	$1,088.82	$0.93
	Hypothetical (h)	0.18%	$1,000.00	$1,023.90	$0.90
R4	Actual	0.00%	$1,000.00	$1,091.18	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,091.32	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
4/30/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.9%
MFS Emerging Markets Debt Fund - Class R6	552,647	$6,383,067
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,134,229	6,374,369
MFS Global Opportunistic Bond Fund - Class R6	5,589,716	44,494,136
MFS Government Securities Fund - Class R6	7,150,310	63,637,758
MFS High Income Fund - Class R6	4,273,260	12,734,315
MFS Inflation-Adjusted Bond Fund - Class R6	6,625,265	63,337,536
MFS Limited Maturity Fund - Class R6	22,200,427	126,986,442
MFS Total Return Bond Fund - Class R6	13,319,999	127,339,190
		$451,286,813
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,334,639	$15,855,510
MFS International Growth Fund - Class R6	78,637	3,177,724
MFS International Intrinsic Value Fund - Class R6	79,082	3,167,247
MFS Research International Fund - Class R6	437,316	9,529,108
		$31,729,589
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	3,514,628	$12,582,368
MFS Global Real Estate Fund - Class R6	793,180	12,817,794
		$25,400,162
U.S. Stock Funds – 19.9%
MFS Blended Research Core Equity Fund - Class R6	456,294	$12,753,411
MFS Blended Research Growth Equity Fund - Class R6	810,070	12,750,500
MFS Blended Research Mid Cap Equity Fund - Class R6	1,635,517	18,955,645
MFS Blended Research Small Cap Equity Fund - Class R6	487,764	6,331,179
MFS Blended Research Value Equity Fund - Class R6	918,235	12,717,549
MFS Growth Fund - Class R6	85,101	12,799,178
MFS Mid Cap Growth Fund - Class R6 (a)	369,824	9,478,592
MFS Mid Cap Value Fund - Class R6	334,261	9,546,504
MFS New Discovery Fund - Class R6	116,238	3,166,334
MFS New Discovery Value Fund - Class R6	187,374	3,170,373
MFS Research Fund - Class R6	258,477	12,773,916
MFS Value Fund - Class R6	268,111	12,703,076
		$127,146,257
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.59% (v)	1,185,202	$1,185,439
Total Investment Companies (Identified Cost, $584,935,779)		$636,748,260
Other Assets, Less Liabilities – (0.0)%		(130,006)
Net Assets – 100.0%		$636,618,254
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 65.4%
MFS Emerging Markets Debt Fund - Class R6	438,477	$5,064,411
MFS Emerging Markets Debt Local Currency Fund - Class R6	901,642	5,067,227
MFS Global Opportunistic Bond Fund - Class R6	2,988,317	23,787,007
MFS Government Securities Fund - Class R6	3,823,300	34,027,368
MFS High Income Fund - Class R6	3,394,194	10,114,699
MFS Inflation-Adjusted Bond Fund - Class R6	3,542,900	33,870,126
MFS Limited Maturity Fund - Class R6	8,963,766	51,272,740
MFS Total Return Bond Fund - Class R6	6,253,533	59,783,776
		$222,987,354
International Stock Funds – 6.5%
MFS Blended Research International Equity Fund - Class R6	928,101	$11,025,832
MFS International Growth Fund - Class R6	63,210	2,554,329
MFS International Intrinsic Value Fund - Class R6	63,613	2,547,706
MFS Research International Fund - Class R6	274,161	5,973,975
		$22,101,842
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,867,908	$6,687,111
MFS Global Real Estate Fund - Class R6	423,193	6,838,795
		$13,525,906
U.S. Stock Funds – 23.9%
MFS Blended Research Core Equity Fund - Class R6	303,837	$8,492,247
MFS Blended Research Growth Equity Fund - Class R6	539,525	8,492,130
MFS Blended Research Mid Cap Equity Fund - Class R6	1,014,709	11,760,480
MFS Blended Research Small Cap Equity Fund - Class R6	260,270	3,378,300
MFS Blended Research Value Equity Fund - Class R6	611,618	8,470,913
MFS Growth Fund - Class R6	56,732	8,532,516
MFS Mid Cap Growth Fund - Class R6 (a)	230,403	5,905,229
MFS Mid Cap Value Fund - Class R6	207,936	5,938,656
MFS New Discovery Fund - Class R6	62,168	1,693,447
MFS New Discovery Value Fund - Class R6	100,074	1,693,248
MFS Research Fund - Class R6	172,083	8,504,333
MFS Value Fund - Class R6	178,850	8,473,904
		$81,335,403
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.59% (v)	951,709	$951,899
Total Investment Companies (Identified Cost, $321,832,683)		$340,902,404
Other Assets, Less Liabilities – (0.1)%		(205,950)
Net Assets – 100.0%		$340,696,454
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 50.2%
MFS Emerging Markets Debt Fund - Class R6	1,494,550	$17,262,057
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,466,123	13,859,609
MFS Global Opportunistic Bond Fund - Class R6	5,228,837	41,621,545
MFS Government Securities Fund - Class R6	7,771,910	69,170,001
MFS High Income Fund - Class R6	9,290,390	27,685,361
MFS Inflation-Adjusted Bond Fund - Class R6	6,156,378	58,854,970
MFS Limited Maturity Fund - Class R6	6,189,118	35,401,757
MFS Total Return Bond Fund - Class R6	8,741,922	83,572,771
		$347,428,071
International Stock Funds – 10.5%
MFS Blended Research International Equity Fund - Class R6	2,891,994	$34,356,888
MFS International Growth Fund - Class R6	214,832	8,681,370
MFS International Intrinsic Value Fund - Class R6	215,812	8,643,267
MFS International New Discovery Fund - Class R6	109,308	3,443,196
MFS Research International Fund - Class R6	795,265	17,328,831
		$72,453,552
Specialty Funds – 4.9%
MFS Commodity Strategy Fund - Class R6	4,745,966	$16,990,558
MFS Global Real Estate Fund - Class R6	1,074,882	17,370,095
		$34,360,653
U.S. Stock Funds – 34.3%
MFS Blended Research Core Equity Fund - Class R6	865,796	$24,199,011
MFS Blended Research Growth Equity Fund - Class R6	1,537,674	24,202,990
MFS Blended Research Mid Cap Equity Fund - Class R6	3,236,817	37,514,705
MFS Blended Research Small Cap Equity Fund - Class R6	658,911	8,552,667
MFS Blended Research Value Equity Fund - Class R6	1,740,249	24,102,443
MFS Growth Fund - Class R6	162,002	24,365,037
MFS Mid Cap Growth Fund - Class R6 (a)	732,731	18,779,895
MFS Mid Cap Value Fund - Class R6	662,956	18,934,027
MFS New Discovery Fund - Class R6	157,325	4,285,537
MFS New Discovery Value Fund - Class R6	253,124	4,282,850
MFS Research Fund - Class R6	490,894	24,259,980
MFS Value Fund - Class R6	508,118	24,074,652
		$237,553,794
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.59% (v)	861,038	$861,210
Total Investment Companies (Identified Cost, $600,665,730)		$692,657,280
Other Assets, Less Liabilities – (0.0)%		(110,953)
Net Assets – 100.0%		$692,546,327
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 30.3%
MFS Emerging Markets Debt Fund - Class R6	1,213,717	$14,018,435
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,661,524	9,337,763
MFS Global Opportunistic Bond Fund - Class R6	2,353,980	18,737,685
MFS Government Securities Fund - Class R6	2,687,328	23,917,217
MFS High Income Fund - Class R6	6,257,388	18,647,015
MFS Inflation-Adjusted Bond Fund - Class R6	2,930,593	28,016,468
MFS Total Return Bond Fund - Class R6	2,963,886	28,334,754
		$141,009,337
International Stock Funds – 16.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	92,335	$1,131,106
MFS Blended Research International Equity Fund - Class R6	2,818,262	33,480,954
MFS Emerging Markets Equity Fund - Class R6	36,187	1,136,619
MFS International Growth Fund - Class R6	229,176	9,261,015
MFS International Intrinsic Value Fund - Class R6	230,446	9,229,352
MFS International New Discovery Fund - Class R6	220,466	6,944,688
MFS Research International Fund - Class R6	692,405	15,087,510
		$76,271,244
Specialty Funds – 6.9%
MFS Commodity Strategy Fund - Class R6	4,476,169	$16,024,683
MFS Global Real Estate Fund - Class R6	1,011,666	16,348,531
		$32,373,214
U.S. Stock Funds – 46.3%
MFS Blended Research Core Equity Fund - Class R6	748,951	$20,933,184
MFS Blended Research Growth Equity Fund - Class R6	1,329,311	20,923,361
MFS Blended Research Mid Cap Equity Fund - Class R6	3,176,407	36,814,562
MFS Blended Research Small Cap Equity Fund - Class R6	620,708	8,056,788
MFS Blended Research Value Equity Fund - Class R6	1,505,894	20,856,626
MFS Growth Fund - Class R6	139,699	21,010,721
MFS Mid Cap Growth Fund - Class R6 (a)	719,184	18,432,674
MFS Mid Cap Value Fund - Class R6	648,844	18,530,981
MFS New Discovery Fund - Class R6	148,091	4,033,999
MFS New Discovery Value Fund - Class R6	238,628	4,037,581
MFS Research Fund - Class R6	424,367	20,972,227
MFS Value Fund - Class R6	439,430	20,820,185
		$215,422,889
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.59% (v)	405,210	$405,291
Total Investment Companies (Identified Cost, $406,129,288)		$465,481,975
Other Assets, Less Liabilities – (0.0)%		(68,757)
Net Assets – 100.0%		$465,413,218
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 16.4%
MFS Emerging Markets Debt Fund - Class R6	1,210,539	$13,981,720
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,655,113	9,301,734
MFS Global Opportunistic Bond Fund - Class R6	1,748,968	13,921,788
MFS High Income Fund - Class R6	6,234,117	18,577,669
MFS Inflation-Adjusted Bond Fund - Class R6	2,812,689	26,889,307
MFS Total Return Bond Fund - Class R6	1,848,802	17,674,550
		$100,346,768
International Stock Funds – 21.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	310,923	$3,808,808
MFS Blended Research International Equity Fund - Class R6	4,689,330	55,709,237
MFS Emerging Markets Equity Fund - Class R6	122,018	3,832,575
MFS International Growth Fund - Class R6	416,217	16,819,326
MFS International Intrinsic Value Fund - Class R6	419,019	16,781,719
MFS International New Discovery Fund - Class R6	485,811	15,303,063
MFS Research International Fund - Class R6	1,018,273	22,188,167
		$134,442,895
Specialty Funds – 8.5%
MFS Commodity Strategy Fund - Class R6	7,202,270	$25,784,128
MFS Global Real Estate Fund - Class R6	1,626,960	26,291,662
		$52,075,790
U.S. Stock Funds – 53.2%
MFS Blended Research Core Equity Fund - Class R6	1,100,819	$30,767,881
MFS Blended Research Growth Equity Fund - Class R6	2,002,761	31,523,456
MFS Blended Research Mid Cap Equity Fund - Class R6	4,861,917	56,349,616
MFS Blended Research Small Cap Equity Fund - Class R6	997,527	12,947,903
MFS Blended Research Value Equity Fund - Class R6	2,266,066	31,385,022
MFS Growth Fund - Class R6	210,456	31,652,657
MFS Mid Cap Growth Fund - Class R6 (a)	1,100,303	28,200,760
MFS Mid Cap Value Fund - Class R6	991,457	28,316,001
MFS New Discovery Fund - Class R6	237,839	6,478,737
MFS New Discovery Value Fund - Class R6	383,263	6,484,807
MFS Research Fund - Class R6	623,895	30,832,881
MFS Value Fund - Class R6	661,377	31,336,060
		$326,275,781
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 4.59% (v)	351,387	$351,457
Total Investment Companies (Identified Cost, $485,457,367)		$613,492,691
Other Assets, Less Liabilities – (0.0)%		(84,469)
Net Assets – 100.0%		$613,408,222
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 8.8%
MFS Emerging Markets Debt Fund - Class R6	262,009	$3,026,203
MFS Emerging Markets Debt Local Currency Fund - Class R6	358,539	2,014,988
MFS Global Opportunistic Bond Fund - Class R6	378,982	3,016,700
MFS High Income Fund - Class R6	1,350,897	4,025,673
MFS Inflation-Adjusted Bond Fund - Class R6	1,285,468	12,289,077
MFS Total Return Bond Fund - Class R6	1,079,508	10,320,093
		$34,692,734
International Stock Funds – 25.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	278,237	$3,408,397
MFS Blended Research International Equity Fund - Class R6	3,402,428	40,420,848
MFS Emerging Markets Equity Fund - Class R6	109,113	3,427,247
MFS International Growth Fund - Class R6	314,031	12,689,973
MFS International Intrinsic Value Fund - Class R6	316,004	12,655,946
MFS International New Discovery Fund - Class R6	434,479	13,686,098
MFS Research International Fund - Class R6	694,523	15,133,658
		$101,422,167
Specialty Funds – 9.5%
MFS Commodity Strategy Fund - Class R6	5,133,944	$18,379,520
MFS Global Real Estate Fund - Class R6	1,158,803	18,726,248
		$37,105,768
U.S. Stock Funds – 55.7%
MFS Blended Research Core Equity Fund - Class R6	702,419	$19,632,616
MFS Blended Research Growth Equity Fund - Class R6	1,340,199	21,094,731
MFS Blended Research Mid Cap Equity Fund - Class R6	3,270,857	37,909,235
MFS Blended Research Small Cap Equity Fund - Class R6	711,983	9,241,536
MFS Blended Research Value Equity Fund - Class R6	1,516,951	21,009,775
MFS Growth Fund - Class R6	140,776	21,172,671
MFS Mid Cap Growth Fund - Class R6 (a)	740,149	18,970,013
MFS Mid Cap Value Fund - Class R6	667,162	19,054,141
MFS New Discovery Fund - Class R6	169,716	4,623,068
MFS New Discovery Value Fund - Class R6	273,603	4,629,365
MFS Research Fund - Class R6	397,764	19,657,516
MFS Value Fund - Class R6	442,655	20,972,991
		$217,967,658
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.59% (v)	375,033	$375,108
Total Investment Companies (Identified Cost, $338,065,860)		$391,563,435
Other Assets, Less Liabilities – (0.0)%		(67,609)
Net Assets – 100.0%		$391,495,826
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	1,079,971	$10,324,520
MFS Total Return Bond Fund - Class R6	1,083,864	10,361,745
		$20,686,265
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	337,042	$4,128,768
MFS Blended Research International Equity Fund - Class R6	3,817,058	45,346,647
MFS Emerging Markets Equity Fund - Class R6	132,087	4,148,839
MFS International Growth Fund - Class R6	357,868	14,461,454
MFS International Intrinsic Value Fund - Class R6	360,388	14,433,531
MFS International New Discovery Fund - Class R6	526,176	16,574,557
MFS Research International Fund - Class R6	758,029	16,517,452
		$115,611,248
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	5,727,871	$20,505,776
MFS Global Real Estate Fund - Class R6	1,290,666	20,857,165
		$41,362,941
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	741,645	$20,728,991
MFS Blended Research Growth Equity Fund - Class R6	1,449,432	22,814,064
MFS Blended Research Mid Cap Equity Fund - Class R6	3,549,800	41,142,181
MFS Blended Research Small Cap Equity Fund - Class R6	793,471	10,299,249
MFS Blended Research Value Equity Fund - Class R6	1,640,096	22,715,330
MFS Growth Fund - Class R6	152,341	22,912,045
MFS Mid Cap Growth Fund - Class R6 (a)	803,344	20,589,702
MFS Mid Cap Value Fund - Class R6	723,130	20,652,603
MFS New Discovery Fund - Class R6	189,148	5,152,398
MFS New Discovery Value Fund - Class R6	304,728	5,156,000
MFS Research Fund - Class R6	420,186	20,765,590
MFS Value Fund - Class R6	478,793	22,685,207
		$235,613,360
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.59% (v)	357,008	$357,079
Total Investment Companies (Identified Cost, $350,869,517)		$413,630,893
Other Assets, Less Liabilities – (0.0)%		(78,542)
Net Assets – 100.0%		$413,552,351
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	685,091	$6,549,471
MFS Total Return Bond Fund - Class R6	686,583	6,563,734
		$13,113,205
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	214,022	$2,621,764
MFS Blended Research International Equity Fund - Class R6	2,422,999	28,785,226
MFS Emerging Markets Equity Fund - Class R6	83,882	2,634,737
MFS International Growth Fund - Class R6	227,007	9,173,361
MFS International Intrinsic Value Fund - Class R6	228,705	9,159,636
MFS International New Discovery Fund - Class R6	333,351	10,500,569
MFS Research International Fund - Class R6	480,921	10,479,261
		$73,354,554
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	3,642,190	$13,039,040
MFS Global Real Estate Fund - Class R6	818,158	13,221,431
		$26,260,471
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	470,400	$13,147,678
MFS Blended Research Growth Equity Fund - Class R6	919,864	14,478,656
MFS Blended Research Mid Cap Equity Fund - Class R6	2,255,964	26,146,623
MFS Blended Research Small Cap Equity Fund - Class R6	504,234	6,544,952
MFS Blended Research Value Equity Fund - Class R6	1,040,773	14,414,706
MFS Growth Fund - Class R6	96,719	14,546,504
MFS Mid Cap Growth Fund - Class R6 (a)	510,387	13,081,214
MFS Mid Cap Value Fund - Class R6	458,987	13,108,669
MFS New Discovery Fund - Class R6	120,160	3,273,165
MFS New Discovery Value Fund - Class R6	193,548	3,274,842
MFS Research Fund - Class R6	266,412	13,166,095
MFS Value Fund - Class R6	303,957	14,401,466
		$149,584,570
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.59% (v)	250,162	$250,212
Total Investment Companies (Identified Cost, $238,337,916)		$262,563,012
Other Assets, Less Liabilities – (0.0)%		(63,079)
Net Assets – 100.0%		$262,499,933
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	330,693	$3,161,427
MFS Total Return Bond Fund - Class R6	330,949	3,163,867
		$6,325,294
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	103,324	$1,265,721
MFS Blended Research International Equity Fund - Class R6	1,170,536	13,905,966
MFS Emerging Markets Equity Fund - Class R6	40,485	1,271,630
MFS International Growth Fund - Class R6	109,530	4,426,105
MFS International Intrinsic Value Fund - Class R6	110,449	4,423,467
MFS International New Discovery Fund - Class R6	160,655	5,060,646
MFS Research International Fund - Class R6	232,100	5,057,463
		$35,410,998
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	1,763,392	$6,312,944
MFS Global Real Estate Fund - Class R6	393,575	6,360,165
		$12,673,109
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	226,561	$6,332,387
MFS Blended Research Growth Equity Fund - Class R6	443,213	6,976,170
MFS Blended Research Mid Cap Equity Fund - Class R6	1,090,872	12,643,201
MFS Blended Research Small Cap Equity Fund - Class R6	243,667	3,162,803
MFS Blended Research Value Equity Fund - Class R6	502,425	6,958,583
MFS Growth Fund - Class R6	46,629	7,012,940
MFS Mid Cap Growth Fund - Class R6 (a)	246,677	6,322,339
MFS Mid Cap Value Fund - Class R6	221,545	6,327,327
MFS New Discovery Fund - Class R6	58,049	1,581,251
MFS New Discovery Value Fund - Class R6	93,487	1,581,803
MFS Research Fund - Class R6	128,188	6,335,064
MFS Value Fund - Class R6	146,818	6,956,260
		$72,190,128
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 4.59% (v)	32,066	$32,073
Total Investment Companies (Identified Cost, $123,705,346)		$126,631,602
Other Assets, Less Liabilities – (0.0)%		(40,617)
Net Assets – 100.0%		$126,590,985
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2065 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.4%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	16,948	$162,020
MFS Total Return Bond Fund - Class R6	16,947	162,019
		$324,039
International Stock Funds – 28.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	5,290	$64,808
MFS Blended Research International Equity Fund - Class R6	60,007	712,885
MFS Emerging Markets Equity Fund - Class R6	2,063	64,808
MFS International Growth Fund - Class R6	5,613	226,827
MFS International Intrinsic Value Fund - Class R6	5,664	226,827
MFS International New Discovery Fund - Class R6	8,230	259,231
MFS Research International Fund - Class R6	11,897	259,231
		$1,814,617
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	90,513	$324,038
MFS Global Real Estate Fund - Class R6	20,052	324,039
		$648,077
U.S. Stock Funds – 57.1%
MFS Blended Research Core Equity Fund - Class R6	11,593	$324,039
MFS Blended Research Growth Equity Fund - Class R6	22,646	356,442
MFS Blended Research Mid Cap Equity Fund - Class R6	55,917	648,077
MFS Blended Research Small Cap Equity Fund - Class R6	12,482	162,019
MFS Blended Research Value Equity Fund - Class R6	25,736	356,442
MFS Growth Fund - Class R6	2,370	356,442
MFS Mid Cap Growth Fund - Class R6 (a)	12,643	324,039
MFS Mid Cap Value Fund - Class R6	11,346	324,039
MFS New Discovery Fund - Class R6	2,974	81,010
MFS New Discovery Value Fund - Class R6	4,788	81,010
MFS Research Fund - Class R6	6,557	324,039
MFS Value Fund - Class R6	7,523	356,443
		$3,694,041
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.59% (v)	15,659	$15,662
Total Investment Companies (Identified Cost, $6,529,387)		$6,496,436
Other Assets, Less Liabilities – (0.4)%		(25,996)
Net Assets – 100.0%		$6,470,440
Portfolio Footnotes:
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$636,748,260
MFS Lifetime 2025 Fund	340,902,404
MFS Lifetime 2030 Fund	692,657,280
MFS Lifetime 2035 Fund	465,481,975
MFS Lifetime 2040 Fund	613,492,691
MFS Lifetime 2045 Fund	391,563,435
MFS Lifetime 2050 Fund	413,630,893
MFS Lifetime 2055 Fund	262,563,012
MFS Lifetime 2060 Fund	126,631,602
MFS Lifetime 2065 Fund	6,496,436

Portfolio of Investments – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 4/30/23
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $584,935,779, $321,832,683, and $600,665,730, respectively)	$636,748,260	$340,902,404	$692,657,280
Receivables for
Investments sold	300,800	745,868	—
Fund shares sold	926,525	317,490	1,196,064
Receivable from investment adviser	98,370	77,592	115,998
Other assets	1,829	1,107	1,901
Total assets	$638,075,784	$342,044,461	$693,971,243
Liabilities
Payables for
Distributions	$53,384	$—	$—
Investments purchased	542,534	253,891	1,018,944
Fund shares reacquired	595,383	959,238	180,028
Payable to affiliates
Administrative services fee	190	190	190
Shareholder servicing costs	179,025	79,611	159,035
Distribution and service fees	14,481	4,662	11,642
Payable for independent Trustees' compensation	11	14	13
Accrued expenses and other liabilities	72,522	50,401	55,064
Total liabilities	$1,457,530	$1,348,007	$1,424,916
Net assets	$636,618,254	$340,696,454	$692,546,327
Net assets consist of
Paid-in capital	$606,883,142	$328,904,766	$610,458,152
Total distributable earnings (loss)	29,735,112	11,791,688	82,088,175
Net assets	$636,618,254	$340,696,454	$692,546,327

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$190,943,873	$23,748,405	$78,198,494
Class B	1,646,520	798,896	3,104,184
Class C	39,243,811	3,478,177	8,024,759
Class I	43,461,707	2,723,968	6,145,709
Class R1	2,791,869	346,756	3,347,291
Class R2	27,336,873	14,322,162	46,255,791
Class R3	120,217,615	100,311,623	199,271,476
Class R4	26,707,476	36,418,704	59,569,619
Class R6	184,268,509	158,547,763	288,629,004
Total net assets	$636,618,254	$340,696,454	$692,546,327
Shares of beneficial interest outstanding
Class A	15,994,049	1,877,858	5,184,903
Class B	137,899	63,503	208,125
Class C	3,288,789	279,205	543,020
Class I	3,639,456	214,620	405,054
Class R1	233,510	27,305	223,615
Class R2	2,289,510	1,135,351	3,095,513
Class R3	10,069,679	7,944,293	13,258,508
Class R4	2,237,513	2,860,081	3,913,951
Class R6	15,387,199	12,459,233	18,986,404
Total shares of beneficial interest outstanding	53,277,604	26,861,449	45,819,093
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$11.94	$12.65	$15.08
Offering price per share (100 / 95.75 x net asset value per share)	$12.47	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$13.42	$16.00
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.94	$12.58	$14.92
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.93	$12.46	$14.78
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.94	$12.69	$15.17
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.96	$12.70	$14.97
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.94	$12.61	$14.94
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.94	$12.63	$15.03
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.94	$12.73	$15.22

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.98	$12.73	$15.20
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued
At 4/30/23	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $406,129,288, $485,457,367, $338,065,860, and $350,869,517, respectively)	$465,481,975	$613,492,691	$391,563,435	$413,630,893
Receivables for
Investments sold	177,486	—	77,058	—
Fund shares sold	831,128	1,396,409	730,993	1,197,828
Receivable from investment adviser	96,308	119,378	83,927	88,974
Other assets	1,795	1,534	1,085	1,082
Total assets	$466,588,692	$615,010,012	$392,456,498	$414,918,777
Liabilities
Payables for
Investments purchased	$593,429	$1,316,953	$609,569	$1,089,362
Fund shares reacquired	419,970	75,725	202,259	116,238
Payable to affiliates
Administrative services fee	190	190	190	190
Shareholder servicing costs	102,290	138,357	87,864	92,869
Distribution and service fees	6,188	9,655	5,131	5,586
Payable for independent Trustees' compensation	15	15	10	12
Accrued expenses and other liabilities	53,392	60,895	55,649	62,169
Total liabilities	$1,175,474	$1,601,790	$960,672	$1,366,426
Net assets	$465,413,218	$613,408,222	$391,495,826	$413,552,351
Net assets consist of
Paid-in capital	$416,067,520	$494,577,534	$346,213,550	$356,954,120
Total distributable earnings (loss)	49,345,698	118,830,688	45,282,276	56,598,231
Net assets	$465,413,218	$613,408,222	$391,495,826	$413,552,351

Statements of Assets and Liabilities – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$32,420,731	$51,442,794	$23,664,574	$27,752,183
Class B	1,067,423	1,972,048	675,872	986,689
Class C	4,272,164	6,747,283	2,642,488	3,521,337
Class I	1,953,298	7,845,721	3,190,287	2,424,832
Class R1	998,071	3,063,339	521,673	680,032
Class R2	14,659,487	40,810,133	10,412,527	18,388,345
Class R3	140,851,241	176,070,238	129,497,100	121,059,916
Class R4	45,520,944	51,695,409	23,492,175	44,972,467
Class R6	223,669,859	273,761,257	197,399,130	193,766,550
Total net assets	$465,413,218	$613,408,222	$391,495,826	$413,552,351
Shares of beneficial interest outstanding
Class A	2,069,320	3,024,409	1,414,333	1,381,395
Class B	68,485	116,449	40,613	49,844
Class C	277,035	405,587	160,229	179,402
Class I	124,240	457,541	189,483	120,612
Class R1	63,942	181,876	31,282	34,492
Class R2	934,720	2,414,153	624,085	925,803
Class R3	8,974,584	10,355,807	7,745,022	6,079,780
Class R4	2,878,481	2,998,889	1,393,553	2,236,978
Class R6	14,152,763	15,900,033	11,725,249	9,650,052
Total shares of beneficial interest outstanding	29,543,570	35,854,744	23,323,849	20,658,358
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$15.67	$17.01	$16.73	$20.09
Offering price per share (100 / 94.25 x net asset value per share)	$16.63	$18.05	$17.75	$21.32
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$15.59	$16.93	$16.64	$19.80
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$15.42	$16.64	$16.49	$19.63
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.72	$17.15	$16.84	$20.10
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.61	$16.84	$16.68	$19.72
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.68	$16.90	$16.68	$19.86
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.69	$17.00	$16.72	$19.91
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.81	$17.24	$16.86	$20.10

Statements of Assets and Liabilities – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.80	$17.22	$16.84	$20.08
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued
At 4/30/23	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $238,337,916, $123,705,346, and $6,529,387, respectively)	$262,563,012	$126,631,602	$6,496,436
Receivables for
Fund shares sold	949,135	714,317	174,561
Receivable from investment adviser	71,542	45,040	11,429
Other assets	1,061	1,232	52
Total assets	$263,584,750	$127,392,191	$6,682,478
Liabilities
Payables for
Investments purchased	$930,303	$701,095	$174,140
Fund shares reacquired	29,068	13,970	24
Payable to affiliates
Administrative services fee	190	190	190
Shareholder servicing costs	66,691	32,023	1,614
Distribution and service fees	3,537	1,728	82
Payable for independent Trustees' compensation	13	10	14
Accrued expenses and other liabilities	55,015	52,190	35,974
Total liabilities	$1,084,817	$801,206	$212,038
Net assets	$262,499,933	$126,590,985	$6,470,440
Net assets consist of
Paid-in capital	$240,929,372	$125,278,555	$6,549,932
Total distributable earnings (loss)	21,570,561	1,312,430	(79,492)
Net assets	$262,499,933	$126,590,985	$6,470,440

Statements of Assets and Liabilities – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net assets
Class A	$19,429,113	$11,315,913	$539,201
Class B	501,918	168,479	—
Class C	2,588,276	1,090,873	88,931
Class I	1,313,897	396,428	64,418
Class R1	1,069,677	82,442	52,943
Class R2	9,002,948	2,203,274	102,316
Class R3	76,725,809	43,119,445	1,728,874
Class R4	18,659,877	7,986,936	536,179
Class R6	133,208,418	60,227,195	3,357,578
Total net assets	$262,499,933	$126,590,985	$6,470,440
Shares of beneficial interest outstanding
Class A	1,123,022	815,971	64,302
Class B	29,093	12,150	—
Class C	151,706	79,393	10,625
Class I	75,822	28,346	7,660
Class R1	62,482	5,911	6,320
Class R2	520,435	158,923	12,200
Class R3	4,432,489	3,105,189	206,114
Class R4	1,068,251	571,706	63,785
Class R6	7,628,552	4,299,158	399,325
Total shares of beneficial interest outstanding	15,091,852	9,076,747	770,331
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$17.30	$13.87	$8.39
Offering price per share (100 / 94.25 x net asset value per share)	$18.36	$14.72	$8.90
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.25	$13.87	$—
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.06	$13.74	$8.37
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.33	$13.99	$8.41
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.12	$13.95	$8.38
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.30	$13.86	$8.39
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.31	$13.89	$8.39
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.47	$13.97	$8.41

Statements of Assets and Liabilities – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.46	$14.01	$8.41
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Year ended 4/30/23
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Net investment income (loss)
Dividends from affiliated issuers	$19,332,732	$11,571,198	$20,161,892	$13,043,807	$15,131,244
Other	78	57	89	60	73
Excess expense reimbursement from investment adviser	189,612	274,746	412,935	341,273	354,659
Total investment income	$19,522,422	$11,846,001	$20,574,916	$13,385,140	$15,485,976
Expenses
Distribution and service fees	$1,366,818	$443,466	$1,069,961	$556,263	$876,086
Shareholder servicing costs	651,656	323,213	649,926	407,408	558,156
Program manager fees	5,181	—	—	—	—
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	11,229	8,276	13,191	9,518	11,092
Custodian fee	35,315	9,874	14,675	11,070	12,649
Shareholder communications	16,182	10,033	12,050	11,295	12,449
Audit and tax fees	47,094	44,814	45,531	44,817	45,526
Legal fees	10,557	1,942	3,264	2,360	2,582
Registration fees	142,506	134,288	141,897	141,239	149,299
NASDAQ fee	7,200	7,200	7,200	7,200	7,200
N-CEN/N-PORT preparation fees	11,000	11,000	11,000	11,000	11,000
Miscellaneous	23,457	23,889	28,248	25,055	24,561
Total expenses	$2,345,695	$1,035,495	$2,014,443	$1,244,725	$1,728,100
Reduction of expenses by investment adviser and distributor	(985,072)	(581,504)	(939,062)	(677,652)	(842,777)
Net expenses	$1,360,623	$453,991	$1,075,381	$567,073	$885,323
Net investment income (loss)	$18,161,799	$11,392,010	$19,499,535	$12,818,067	$14,600,653
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(7,387,591)	$(9,094,640)	$(10,651,362)	$(14,180,288)	$(14,455,490)
Capital gain distributions from affiliated issuers	7,287,073	5,390,516	13,569,353	12,570,263	17,500,382
Net realized gain (loss)	$(100,518)	$(3,704,124)	$2,917,991	$(1,610,025)	$3,044,892
Change in unrealized appreciation or depreciation
Affiliated issuers	$(22,937,228)	$(10,090,882)	$(23,165,272)	$(9,512,686)	$(12,416,154)
Net realized and unrealized gain (loss)	$(23,037,746)	$(13,795,006)	$(20,247,281)	$(11,122,711)	$(9,371,262)
Change in net assets from operations	$(4,875,947)	$(2,402,996)	$(747,746)	$1,695,356	$5,229,391
See Notes to Financial Statements

Statements of Operations – continued
Year ended 4/30/23	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net investment income (loss)
Dividends from affiliated issuers	$9,315,096	$9,107,022	$5,467,210	$2,443,442	$60,689
Other	48	48	32	16	2
Excess expense reimbursement from investment adviser	267,163	238,658	156,535	63,230	2,050
Total investment income	$9,582,307	$9,345,728	$5,623,777	$2,506,688	$62,741
Expenses
Distribution and service fees	$448,362	$490,148	$309,136	$129,043	$3,751
Shareholder servicing costs	344,523	383,976	262,992	125,318	6,181
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	7,774	7,808	5,587	3,660	3,015
Custodian fee	9,440	9,257	6,987	4,977	8,642
Shareholder communications	11,481	13,898	13,015	14,047	5,531
Audit and tax fees	44,812	44,866	44,806	44,007	32,726
Legal fees	1,786	1,807	1,098	512	61
Registration fees	143,789	144,781	136,057	128,516	109,169
NASDAQ fee	7,200	7,200	7,200	7,200	6,400
N-CEN/N-PORT preparation fees	11,000	11,000	11,000	11,000	11,000
Miscellaneous	20,947	20,725	13,732	12,559	9,094
Total expenses	$1,068,614	$1,152,966	$829,110	$498,339	$213,070
Reduction of expenses by investment adviser and distributor	(612,556)	(656,203)	(518,889)	(369,604)	(210,318)
Net expenses	$456,058	$496,763	$310,221	$128,735	$2,752
Net investment income (loss)	$9,126,249	$8,848,965	$5,313,556	$2,377,953	$59,989
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(12,710,636)	$(12,044,829)	$(5,882,655)	$(3,661,079)	$(124,824)
Capital gain distributions from affiliated issuers	12,231,990	12,378,003	7,479,282	3,328,596	80,282
Net realized gain (loss)	$(478,646)	$333,174	$1,596,627	$(332,483)	$(44,542)
Change in unrealized appreciation or depreciation
Affiliated issuers	$(4,200,943)	$(5,006,500)	$(2,947,026)	$367,905	$151,974
Net realized and unrealized gain (loss)	$(4,679,589)	$(4,673,326)	$(1,350,399)	$35,422	$107,432
Change in net assets from operations	$4,446,660	$4,175,639	$3,963,157	$2,413,375	$167,421
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 4/30/23	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$18,161,799	$11,392,010	$19,499,535	$12,818,067	$14,600,653
Net realized gain (loss)	(100,518)	(3,704,124)	2,917,991	(1,610,025)	3,044,892
Net unrealized gain (loss)	(22,937,228)	(10,090,882)	(23,165,272)	(9,512,686)	(12,416,154)
Change in net assets from operations	$(4,875,947)	$(2,402,996)	$(747,746)	$1,695,356	$5,229,391
Total distributions to shareholders	$(26,416,631)	$(22,163,547)	$(43,316,412)	$(30,687,283)	$(36,688,668)
Change in net assets from fund share transactions	$61,492,028	$(48,121,454)	$10,039,828	$20,701,169	$74,127,286
Total change in net assets	$30,199,450	$(72,687,997)	$(34,024,330)	$(8,290,758)	$42,668,009
Net assets
At beginning of period	606,418,804	413,384,451	726,570,657	473,703,976	570,740,213
At end of period	$636,618,254	$340,696,454	$692,546,327	$465,413,218	$613,408,222
Year ended 4/30/23	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$9,126,249	$8,848,965	$5,313,556	$2,377,953	$59,989
Net realized gain (loss)	(478,646)	333,174	1,596,627	(332,483)	(44,542)
Net unrealized gain (loss)	(4,200,943)	(5,006,500)	(2,947,026)	367,905	151,974
Change in net assets from operations	$4,446,660	$4,175,639	$3,963,157	$2,413,375	$167,421
Total distributions to shareholders	$(23,863,536)	$(23,051,323)	$(13,845,443)	$(5,283,991)	$(97,000)
Change in net assets from fund share transactions	$59,452,667	$93,914,153	$68,216,706	$50,255,215	$5,202,100
Total change in net assets	$40,035,791	$75,038,469	$58,334,420	$47,384,599	$5,272,521
Net assets
At beginning of period	351,460,035	338,513,882	204,165,513	79,206,386	1,197,919
At end of period	$391,495,826	$413,552,351	$262,499,933	$126,590,985	$6,470,440
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 4/30/22	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$21,615,542	$16,761,168	$31,615,206	$23,018,018	$29,003,785
Net realized gain (loss)	23,761,719	22,019,488	47,377,296	28,995,513	40,211,853
Net unrealized gain (loss)	(73,559,442)	(55,472,776)	(108,414,506)	(68,863,615)	(88,442,373)
Change in net assets from operations	$(28,182,181)	$(16,692,120)	$(29,422,004)	$(16,850,084)	$(19,226,735)
Total distributions to shareholders	$(39,012,229)	$(31,208,353)	$(64,361,664)	$(37,038,214)	$(50,946,535)
Change in net assets from fund share transactions	$(21,995,852)	$(23,248,616)	$27,408,064	$35,091,421	$27,265,836
Total change in net assets	$(89,190,262)	$(71,149,089)	$(66,375,604)	$(18,796,877)	$(42,907,434)
Net assets
At beginning of period	695,609,066	484,533,540	792,946,261	492,500,853	613,647,647
At end of period	$606,418,804	$413,384,451	$726,570,657	$473,703,976	$570,740,213
Year ended 4/30/22	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund (c)
Change in net assets
From operations
Net investment income (loss)	$17,513,448	$16,945,910	$9,898,339	$3,479,950	$41,545
Net realized gain (loss)	22,209,834	24,551,475	12,057,674	3,191,124	34,864
Net unrealized gain (loss)	(50,689,207)	(51,421,231)	(28,453,984)	(10,062,604)	(184,925)
Change in net assets from operations	$(10,965,925)	$(9,923,846)	$(6,497,971)	$(3,391,530)	$(108,516)
Total distributions to shareholders	$(28,358,269)	$(29,748,163)	$(15,367,066)	$(4,367,018)	$(41,175)
Change in net assets from fund share transactions	$32,558,781	$13,133,764	$25,039,958	$27,035,263	$1,347,610
Total change in net assets	$(6,765,413)	$(26,538,245)	$3,174,921	$19,276,715	$1,197,919
Net assets
At beginning of period	358,225,448	365,052,127	200,990,592	59,929,671	—
At end of period	$351,460,035	$338,513,882	$204,165,513	$79,206,386	$1,197,919
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS LIFETIME INCOME FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.39	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.45	$0.23	$0.30	$0.31
Net realized and unrealized gain (loss)	(0.40)	(1.01)	1.72	0.05	0.30
Total from investment operations	$(0.05)	$(0.56)	$1.95	$0.35	$0.61
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.45)	$(0.27)	$(0.31)	$(0.32)
From net realized gain	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.49)	$(0.80)	$(0.40)	$(0.45)	$(0.47)
Net asset value, end of period (x)	$11.94	$12.48	$13.84	$12.29	$12.39
Total return (%) (r)(s)(t)(x)	(0.28)	(4.52)	16.01	2.78	5.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.43	0.43	0.45	0.45
Expenses after expense reductions (h)	0.25	0.23	0.23	0.23	0.23
Net investment income (loss) (l)	2.90	3.28	1.77	2.37	2.57
Portfolio turnover	16	7	12	15	10
Net assets at end of period (000 omitted)	$190,944	$166,307	$164,096	$124,123	$111,591
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class B	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.40	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.33	$0.15	$0.20	$0.22
Net realized and unrealized gain (loss)	(0.41)	(1.00)	1.70	0.04	0.31
Total from investment operations	$(0.14)	$(0.67)	$1.85	$0.24	$0.53
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.34)	$(0.17)	$(0.21)	$(0.23)
From net realized gain	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.40)	$(0.69)	$(0.30)	$(0.35)	$(0.38)
Net asset value, end of period (x)	$11.94	$12.48	$13.84	$12.29	$12.40
Total return (%) (r)(s)(t)(x)	(1.03)	(5.24)	15.16	1.93	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.18	1.19	1.20	1.20
Expenses after expense reductions (h)	1.00	0.98	0.98	0.98	0.99
Net investment income (loss) (l)	2.26	2.39	1.15	1.61	1.81
Portfolio turnover	16	7	12	15	10
Net assets at end of period (000 omitted)	$1,647	$1,914	$3,347	$5,774	$9,111
	Year ended
Class C	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.47	$13.83	$12.28	$12.39	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.34	$0.15	$0.20	$0.22
Net realized and unrealized gain (loss)	(0.39)	(1.01)	1.70	0.04	0.30
Total from investment operations	$(0.14)	$(0.67)	$1.85	$0.24	$0.52
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.34)	$(0.17)	$(0.21)	$(0.23)
From net realized gain	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.40)	$(0.69)	$(0.30)	$(0.35)	$(0.38)
Net asset value, end of period (x)	$11.93	$12.47	$13.83	$12.28	$12.39
Total return (%) (r)(s)(t)(x)	(1.03)	(5.24)	15.17	1.93	4.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.18	1.19	1.20	1.20
Expenses after expense reductions (h)	1.00	0.98	0.98	0.98	0.99
Net investment income (loss) (l)	2.07	2.47	1.16	1.60	1.80
Portfolio turnover	16	7	12	15	10
Net assets at end of period (000 omitted)	$39,244	$55,415	$81,542	$98,286	$112,773
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class I	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.40	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.49	$0.28	$0.33	$0.34
Net realized and unrealized gain (loss)	(0.39)	(1.02)	1.70	0.04	0.31
Total from investment operations	$(0.02)	$(0.53)	$1.98	$0.37	$0.65
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.48)	$(0.30)	$(0.34)	$(0.35)
From net realized gain	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.52)	$(0.83)	$(0.43)	$(0.48)	$(0.50)
Net asset value, end of period (x)	$11.94	$12.48	$13.84	$12.29	$12.40
Total return (%) (r)(s)(t)(x)	(0.03)	(4.28)	16.30	2.96	5.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.18	0.18	0.20	0.20
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.11	3.58	2.14	2.61	2.82
Portfolio turnover	16	7	12	15	10
Net assets at end of period (000 omitted)	$43,462	$45,108	$46,956	$34,513	$34,654
	Year ended
Class R1	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.49	$13.85	$12.30	$12.41	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.36	$0.14	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.40)	(1.03)	1.71	0.04	0.32
Total from investment operations	$(0.13)	$(0.67)	$1.85	$0.24	$0.53
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.34)	$(0.17)	$(0.21)	$(0.23)
From net realized gain	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.40)	$(0.69)	$(0.30)	$(0.35)	$(0.38)
Net asset value, end of period (x)	$11.96	$12.49	$13.85	$12.30	$12.41
Total return (%) (r)(s)(t)(x)	(0.94)	(5.23)	15.15	1.93	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.18	1.19	1.20	1.20
Expenses after expense reductions (h)	1.00	0.98	0.98	0.98	0.98
Net investment income (loss) (l)	2.22	2.61	1.08	1.58	1.72
Portfolio turnover	16	7	12	15	10
Net assets at end of period (000 omitted)	$2,792	$1,779	$1,932	$2,493	$3,977
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class R2	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.40	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.40	$0.21	$0.26	$0.28
Net realized and unrealized gain (loss)	(0.42)	(1.00)	1.71	0.05	0.30
Total from investment operations	$(0.08)	$(0.60)	$1.92	$0.31	$0.58
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.41)	$(0.24)	$(0.28)	$(0.29)
From net realized gain	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.46)	$(0.76)	$(0.37)	$(0.42)	$(0.44)
Net asset value, end of period (x)	$11.94	$12.48	$13.84	$12.29	$12.40
Total return (%) (r)(s)(t)(x)	(0.53)	(4.76)	15.73	2.44	4.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69	0.68	0.69	0.70	0.70
Expenses after expense reductions (h)	0.50	0.48	0.48	0.48	0.49
Net investment income (loss) (l)	2.88	2.92	1.60	2.07	2.30
Portfolio turnover	16	7	12	15	10
Net assets at end of period (000 omitted)	$27,337	$7,981	$10,823	$14,259	$19,458
	Year ended
Class R3	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.40	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.43	$0.25	$0.30	$0.31
Net realized and unrealized gain (loss)	(0.41)	(0.99)	1.70	0.04	0.31
Total from investment operations	$(0.05)	$(0.56)	$1.95	$0.34	$0.62
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.45)	$(0.27)	$(0.31)	$(0.32)
From net realized gain	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.49)	$(0.80)	$(0.40)	$(0.45)	$(0.47)
Net asset value, end of period (x)	$11.94	$12.48	$13.84	$12.29	$12.40
Total return (%) (r)(s)(t)(x)	(0.28)	(4.52)	16.01	2.70	5.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.43	0.43	0.45	0.45
Expenses after expense reductions (h)	0.25	0.23	0.23	0.23	0.24
Net investment income (loss) (l)	3.00	3.13	1.90	2.39	2.57
Portfolio turnover	16	7	12	15	10
Net assets at end of period (000 omitted)	$120,218	$61,647	$75,909	$67,237	$54,540
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class R4	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.39	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.45	$0.28	$0.33	$0.34
Net realized and unrealized gain (loss)	(0.42)	(0.98)	1.70	0.05	0.30
Total from investment operations	$(0.02)	$(0.53)	$1.98	$0.38	$0.64
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.48)	$(0.30)	$(0.34)	$(0.35)
From net realized gain	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.52)	$(0.83)	$(0.43)	$(0.48)	$(0.50)
Net asset value, end of period (x)	$11.94	$12.48	$13.84	$12.29	$12.39
Total return (%) (r)(s)(t)(x)	(0.03)	(4.28)	16.30	3.04	5.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.18	0.19	0.20	0.20
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.36	3.28	2.14	2.61	2.82
Portfolio turnover	16	7	12	15	10
Net assets at end of period (000 omitted)	$26,707	$11,700	$31,138	$41,807	$47,906
	Year ended
Class R6	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.52	$13.88	$12.32	$12.43	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.50	$0.30	$0.34	$0.35
Net realized and unrealized gain (loss)	(0.43)	(1.02)	1.71	0.04	0.30
Total from investment operations	$(0.01)	$(0.52)	$2.01	$0.38	$0.65
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.49)	$(0.32)	$(0.35)	$(0.36)
From net realized gain	(0.20)	(0.35)	(0.13)	(0.14)	(0.15)
Total distributions declared to shareholders	$(0.53)	$(0.84)	$(0.45)	$(0.49)	$(0.51)
Net asset value, end of period (x)	$11.98	$12.52	$13.88	$12.32	$12.43
Total return (%) (r)(s)(t)(x)	0.09	(4.18)	16.44	3.04	5.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08	0.09	0.10	0.12	0.12
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.54	3.61	2.24	2.69	2.84
Portfolio turnover	16	7	12	15	10
Net assets at end of period (000 omitted)	$184,269	$81,457	$87,750	$42,065	$33,595

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.38	$15.00	$12.75	$13.03	$12.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.51	$0.25	$0.30	$0.33
Net realized and unrealized gain (loss)	(0.40)	(1.09)	2.38	(0.11)	0.35
Total from investment operations	$(0.05)	$(0.58)	$2.63	$0.19	$0.68
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.53)	$(0.26)	$(0.28)	$(0.31)
From net realized gain	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$(0.68)	$(1.04)	$(0.38)	$(0.47)	$(0.48)
Net asset value, end of period (x)	$12.65	$13.38	$15.00	$12.75	$13.03
Total return (%) (r)(s)(t)(x)	(0.13)	(4.47)	20.70	1.25	5.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.46	0.47	0.51	0.52
Expenses after expense reductions (h)	0.25	0.25	0.25	0.23	0.22
Net investment income (loss) (l)	2.74	3.41	1.77	2.25	2.62
Portfolio turnover	18	14	24	18	14
Net assets at end of period (000 omitted)	$23,748	$26,794	$29,637	$26,335	$19,689
	Year ended
Class B	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.29	$14.89	$12.64	$12.93	$12.72
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.40	$0.14	$0.20	$0.23
Net realized and unrealized gain (loss)	(0.40)	(1.09)	2.36	(0.12)	0.36
Total from investment operations	$(0.15)	$(0.69)	$2.50	$0.08	$0.59
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.40)	$(0.13)	$(0.18)	$(0.21)
From net realized gain	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$(0.56)	$(0.91)	$(0.25)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$12.58	$13.29	$14.89	$12.64	$12.93
Total return (%) (r)(s)(t)(x)	(0.95)	(5.15)	19.83	0.48	4.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.21	1.22	1.26	1.27
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	0.97
Net investment income (loss) (l)	1.97	2.71	1.00	1.49	1.82
Portfolio turnover	18	14	24	18	14
Net assets at end of period (000 omitted)	$799	$1,156	$1,447	$1,632	$1,501
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class C	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.20	$14.80	$12.58	$12.86	$12.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.40	$0.14	$0.19	$0.22
Net realized and unrealized gain (loss)	(0.40)	(1.09)	2.35	(0.11)	0.37
Total from investment operations	$(0.14)	$(0.69)	$2.49	$0.08	$0.59
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.40)	$(0.15)	$(0.17)	$(0.22)
From net realized gain	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$(0.60)	$(0.91)	$(0.27)	$(0.36)	$(0.39)
Net asset value, end of period (x)	$12.46	$13.20	$14.80	$12.58	$12.86
Total return (%) (r)(s)(t)(x)	(0.88)	(5.19)	19.86	0.45	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.21	1.22	1.26	1.27
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	2.07	2.74	1.03	1.46	1.78
Portfolio turnover	18	14	24	18	14
Net assets at end of period (000 omitted)	$3,478	$3,571	$4,618	$3,852	$4,186
	Year ended
Class I	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.43	$15.06	$12.79	$13.08	$12.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.55	$0.30	$0.33	$0.41
Net realized and unrealized gain (loss)	(0.40)	(1.10)	2.38	(0.12)	0.32
Total from investment operations	$(0.02)	$(0.55)	$2.68	$0.21	$0.73
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.57)	$(0.29)	$(0.31)	$(0.35)
From net realized gain	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$(0.72)	$(1.08)	$(0.41)	$(0.50)	$(0.52)
Net asset value, end of period (x)	$12.69	$13.43	$15.06	$12.79	$13.08
Total return (%) (r)(s)(t)(x)	0.07	(4.26)	21.10	1.38	6.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.21	0.22	0.26	0.27
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.99	3.68	2.08	2.49	3.23
Portfolio turnover	18	14	24	18	14
Net assets at end of period (000 omitted)	$2,724	$4,104	$3,131	$1,445	$1,228
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R1	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.44	$15.04	$12.65	$12.95	$12.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.39	$0.09	$0.19	$0.22
Net realized and unrealized gain (loss)	(0.41)	(1.09)	2.42	(0.12)	0.37
Total from investment operations	$(0.15)	$(0.70)	$2.51	$0.07	$0.59
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.39)	$—	$(0.18)	$(0.23)
From net realized gain	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$(0.59)	$(0.90)	$(0.12)	$(0.37)	$(0.40)
Net asset value, end of period (x)	$12.70	$13.44	$15.04	$12.65	$12.95
Total return (%) (r)(s)(t)(x)	(0.92)	(5.19)	19.86	0.37	4.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.21	1.23	1.26	1.27
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	2.02	2.61	0.67	1.46	1.76
Portfolio turnover	18	14	24	18	14
Net assets at end of period (000 omitted)	$347	$310	$374	$1,902	$1,578
	Year ended
Class R2	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.35	$14.95	$12.69	$12.96	$12.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.47	$0.21	$0.25	$0.28
Net realized and unrealized gain (loss)	(0.41)	(1.08)	2.37	(0.11)	0.37
Total from investment operations	$(0.09)	$(0.61)	$2.58	$0.14	$0.65
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.48)	$(0.20)	$(0.22)	$(0.26)
From net realized gain	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$(0.65)	$(0.99)	$(0.32)	$(0.41)	$(0.43)
Net asset value, end of period (x)	$12.61	$13.35	$14.95	$12.69	$12.96
Total return (%) (r)(s)(t)(x)	(0.48)	(4.64)	20.43	0.93	5.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73	0.71	0.73	0.76	0.77
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.49
Net investment income (loss) (l)	2.51	3.15	1.49	1.89	2.21
Portfolio turnover	18	14	24	18	14
Net assets at end of period (000 omitted)	$14,322	$16,771	$21,994	$26,607	$36,121
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R3	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.37	$14.98	$12.73	$13.02	$12.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.51	$0.25	$0.30	$0.33
Net realized and unrealized gain (loss)	(0.41)	(1.08)	2.38	(0.12)	0.36
Total from investment operations	$(0.06)	$(0.57)	$2.63	$0.18	$0.69
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.53)	$(0.26)	$(0.28)	$(0.31)
From net realized gain	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$(0.68)	$(1.04)	$(0.38)	$(0.47)	$(0.48)
Net asset value, end of period (x)	$12.63	$13.37	$14.98	$12.73	$13.02
Total return (%) (r)(s)(t)(x)	(0.18)	(4.41)	20.74	1.17	5.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.46	0.47	0.51	0.52
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	2.75	3.43	1.80	2.25	2.56
Portfolio turnover	18	14	24	18	14
Net assets at end of period (000 omitted)	$100,312	$109,420	$112,826	$95,013	$76,112
	Year ended
Class R4	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.47	$15.09	$12.81	$13.10	$12.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.52	$0.28	$0.33	$0.36
Net realized and unrealized gain (loss)	(0.40)	(1.08)	2.40	(0.12)	0.37
Total from investment operations	$(0.02)	$(0.56)	$2.68	$0.21	$0.73
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.55)	$(0.28)	$(0.31)	$(0.34)
From net realized gain	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$(0.72)	$(1.06)	$(0.40)	$(0.50)	$(0.51)
Net asset value, end of period (x)	$12.73	$13.47	$15.09	$12.81	$13.10
Total return (%) (r)(s)(t)(x)	0.08	(4.26)	21.06	1.37	6.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.21	0.23	0.26	0.27
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.99	3.43	2.00	2.49	2.82
Portfolio turnover	18	14	24	18	14
Net assets at end of period (000 omitted)	$36,419	$34,089	$82,037	$105,160	$105,032
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R6	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$13.47	$15.09	$12.82	$13.10	$12.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.58	$0.32	$0.35	$0.38
Net realized and unrealized gain (loss)	(0.43)	(1.10)	2.38	(0.12)	0.37
Total from investment operations	$0.00	$(0.52)	$2.70	$0.23	$0.75
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.59)	$(0.31)	$(0.32)	$(0.36)
From net realized gain	(0.36)	(0.51)	(0.12)	(0.19)	(0.17)
Total distributions declared to shareholders	$(0.74)	$(1.10)	$(0.43)	$(0.51)	$(0.53)
Net asset value, end of period (x)	$12.73	$13.47	$15.09	$12.82	$13.10
Total return (%) (r)(s)(t)(x)	0.24	(4.06)	21.17	1.57	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.07	0.08	0.12	0.14
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.34	3.88	2.22	2.63	2.93
Portfolio turnover	18	14	24	18	14
Net assets at end of period (000 omitted)	$158,548	$217,171	$228,469	$65,523	$47,026
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.03	$18.20	$14.61	$15.59	$15.48
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.72	$0.26	$0.32	$0.37
Net realized and unrealized gain (loss)	(0.45)	(1.34)	3.96	(0.46)	0.49
Total from investment operations	$(0.05)	$(0.62)	$4.22	$(0.14)	$0.86
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.73)	$(0.27)	$(0.32)	$(0.36)
From net realized gain	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$(0.90)	$(1.55)	$(0.63)	$(0.84)	$(0.75)
Net asset value, end of period (x)	$15.08	$16.03	$18.20	$14.61	$15.59
Total return (%) (r)(s)(t)(x)	(0.02)	(4.25)	29.17	(1.36)	6.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.44	0.44	0.46	0.46
Expenses after expense reductions (h)	0.25	0.25	0.24	0.24	0.23
Net investment income (loss) (l)	2.62	3.95	1.56	2.07	2.40
Portfolio turnover	18	15	27	18	18
Net assets at end of period (000 omitted)	$78,198	$78,464	$81,398	$66,732	$63,579
	Year ended
Class B	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.82	$17.96	$14.41	$15.37	$15.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.55	$0.13	$0.20	$0.25
Net realized and unrealized gain (loss)	(0.43)	(1.30)	3.91	(0.46)	0.50
Total from investment operations	$(0.16)	$(0.75)	$4.04	$(0.26)	$0.75
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.57)	$(0.13)	$(0.18)	$(0.25)
From net realized gain	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$(0.74)	$(1.39)	$(0.49)	$(0.70)	$(0.64)
Net asset value, end of period (x)	$14.92	$15.82	$17.96	$14.41	$15.37
Total return (%) (r)(s)(t)(x)	(0.74)	(4.98)	28.24	(2.07)	5.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.19	1.19	1.21	1.21
Expenses after expense reductions (h)	1.00	1.00	0.99	0.99	0.99
Net investment income (loss) (l)	1.82	3.09	0.82	1.29	1.67
Portfolio turnover	18	15	27	18	18
Net assets at end of period (000 omitted)	$3,104	$4,398	$6,394	$6,495	$8,727
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class C	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.69	$17.84	$14.31	$15.27	$15.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.56	$0.14	$0.19	$0.25
Net realized and unrealized gain (loss)	(0.42)	(1.30)	3.87	(0.44)	0.49
Total from investment operations	$(0.16)	$(0.74)	$4.01	$(0.25)	$0.74
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.59)	$(0.12)	$(0.19)	$(0.24)
From net realized gain	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$(0.75)	$(1.41)	$(0.48)	$(0.71)	$(0.63)
Net asset value, end of period (x)	$14.78	$15.69	$17.84	$14.31	$15.27
Total return (%) (r)(s)(t)(x)	(0.76)	(4.97)	28.24	(2.05)	5.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.19	1.19	1.21	1.21
Expenses after expense reductions (h)	1.00	1.00	0.99	0.99	0.99
Net investment income (loss) (l)	1.78	3.15	0.85	1.26	1.63
Portfolio turnover	18	15	27	18	18
Net assets at end of period (000 omitted)	$8,025	$10,573	$12,826	$13,474	$15,790
	Year ended
Class I	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.12	$18.30	$14.69	$15.66	$15.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.85	$0.31	$0.36	$0.42
Net realized and unrealized gain (loss)	(0.45)	(1.43)	3.98	(0.46)	0.48
Total from investment operations	$(0.02)	$(0.58)	$4.29	$(0.10)	$0.90
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.78)	$(0.32)	$(0.35)	$(0.40)
From net realized gain	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$(0.93)	$(1.60)	$(0.68)	$(0.87)	$(0.79)
Net asset value, end of period (x)	$15.17	$16.12	$18.30	$14.69	$15.66
Total return (%) (r)(s)(t)(x)	0.23	(4.02)	29.48	(1.07)	6.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.19	0.19	0.21	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.81	4.65	1.86	2.29	2.70
Portfolio turnover	18	15	27	18	18
Net assets at end of period (000 omitted)	$6,146	$6,552	$6,274	$2,395	$2,282
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R1	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.89	$18.05	$14.43	$15.42	$15.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.58	$0.11	$0.21	$0.26
Net realized and unrealized gain (loss)	(0.44)	(1.34)	3.94	(0.46)	0.48
Total from investment operations	$(0.16)	$(0.76)	$4.05	$(0.25)	$0.74
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.58)	$(0.07)	$(0.22)	$(0.25)
From net realized gain	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$(0.76)	$(1.40)	$(0.43)	$(0.74)	$(0.64)
Net asset value, end of period (x)	$14.97	$15.89	$18.05	$14.43	$15.42
Total return (%) (r)(s)(t)(x)	(0.73)	(5.00)	28.21	(2.06)	5.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.19	1.20	1.21	1.21
Expenses after expense reductions (h)	1.00	1.00	0.99	1.00	0.99
Net investment income (loss) (l)	1.83	3.21	0.66	1.38	1.69
Portfolio turnover	18	15	27	18	18
Net assets at end of period (000 omitted)	$3,347	$4,148	$5,636	$7,150	$7,423
	Year ended
Class R2	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.88	$18.04	$14.47	$15.43	$15.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.65	$0.20	$0.28	$0.33
Net realized and unrealized gain (loss)	(0.44)	(1.31)	3.94	(0.46)	0.49
Total from investment operations	$(0.09)	$(0.66)	$4.14	$(0.18)	$0.82
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.68)	$(0.21)	$(0.26)	$(0.32)
From net realized gain	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$(0.85)	$(1.50)	$(0.57)	$(0.78)	$(0.71)
Net asset value, end of period (x)	$14.94	$15.88	$18.04	$14.47	$15.43
Total return (%) (r)(s)(t)(x)	(0.26)	(4.50)	28.84	(1.60)	6.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70	0.69	0.70	0.71	0.71
Expenses after expense reductions (h)	0.50	0.50	0.49	0.49	0.49
Net investment income (loss) (l)	2.33	3.64	1.24	1.78	2.17
Portfolio turnover	18	15	27	18	18
Net assets at end of period (000 omitted)	$46,256	$51,968	$60,402	$66,342	$78,171
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R3	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$15.98	$18.15	$14.57	$15.54	$15.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.69	$0.26	$0.32	$0.37
Net realized and unrealized gain (loss)	(0.44)	(1.31)	3.95	(0.45)	0.49
Total from investment operations	$(0.05)	$(0.62)	$4.21	$(0.13)	$0.86
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.73)	$(0.27)	$(0.32)	$(0.37)
From net realized gain	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$(0.90)	$(1.55)	$(0.63)	$(0.84)	$(0.76)
Net asset value, end of period (x)	$15.03	$15.98	$18.15	$14.57	$15.54
Total return (%) (r)(s)(t)(x)	(0.01)	(4.27)	29.18	(1.31)	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.44	0.44	0.46	0.46
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	2.59	3.84	1.58	2.06	2.44
Portfolio turnover	18	15	27	18	18
Net assets at end of period (000 omitted)	$199,271	$196,297	$196,178	$158,189	$146,737
	Year ended
Class R4	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.17	$18.34	$14.70	$15.68	$15.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.71	$0.30	$0.37	$0.40
Net realized and unrealized gain (loss)	(0.46)	(1.29)	4.01	(0.48)	0.51
Total from investment operations	$(0.02)	$(0.58)	$4.31	$(0.11)	$0.91
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.77)	$(0.31)	$(0.35)	$(0.40)
From net realized gain	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$(0.93)	$(1.59)	$(0.67)	$(0.87)	$(0.79)
Net asset value, end of period (x)	$15.22	$16.17	$18.34	$14.70	$15.68
Total return (%) (r)(s)(t)(x)	0.24	(4.03)	29.58	(1.14)	6.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.19	0.20	0.21	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.83	3.87	1.80	2.32	2.61
Portfolio turnover	18	15	27	18	18
Net assets at end of period (000 omitted)	$59,570	$58,095	$123,740	$162,913	$158,288
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R6	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.15	$18.33	$14.70	$15.68	$15.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.79	$0.34	$0.38	$0.44
Net realized and unrealized gain (loss)	(0.48)	(1.35)	3.98	(0.47)	0.49
Total from investment operations	$0.01	$(0.56)	$4.32	$(0.09)	$0.93
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.80)	$(0.33)	$(0.37)	$(0.42)
From net realized gain	(0.53)	(0.82)	(0.36)	(0.52)	(0.39)
Total distributions declared to shareholders	$(0.96)	$(1.62)	$(0.69)	$(0.89)	$(0.81)
Net asset value, end of period (x)	$15.20	$16.15	$18.33	$14.70	$15.68
Total return (%) (r)(s)(t)(x)	0.40	(3.92)	29.71	(1.02)	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06	0.05	0.06	0.08	0.08
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.17	4.34	2.01	2.44	2.86
Portfolio turnover	18	15	27	18	18
Net assets at end of period (000 omitted)	$288,629	$316,077	$300,098	$116,212	$108,358
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.63	$18.63	$13.79	$14.94	$14.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.88	$0.23	$0.29	$0.34
Net realized and unrealized gain (loss)	(0.40)	(1.44)	5.04	(0.85)	0.52
Total from investment operations	$(0.02)	$(0.56)	$5.27	$(0.56)	$0.86
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.86)	$(0.23)	$(0.29)	$(0.32)
From net realized gain	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$(0.94)	$(1.44)	$(0.43)	$(0.59)	$(0.53)
Net asset value, end of period (x)	$15.67	$16.63	$18.63	$13.79	$14.94
Total return (%) (r)(s)(t)(x)	0.27	(3.84)	38.48	(4.23)	6.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47	0.47	0.48	0.52	0.54
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	2.44	4.67	1.41	1.96	2.36
Portfolio turnover	24	18	28	13	12
Net assets at end of period (000 omitted)	$32,421	$29,272	$27,770	$20,382	$16,563
	Year ended
Class B	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.52	$18.50	$13.70	$14.84	$14.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.69	$0.11	$0.17	$0.22
Net realized and unrealized gain (loss)	(0.39)	(1.39)	4.99	(0.85)	0.54
Total from investment operations	$(0.13)	$(0.70)	$5.10	$(0.68)	$0.76
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.70)	$(0.10)	$(0.16)	$(0.20)
From net realized gain	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$(0.80)	$(1.28)	$(0.30)	$(0.46)	$(0.41)
Net asset value, end of period (x)	$15.59	$16.52	$18.50	$13.70	$14.84
Total return (%) (r)(s)(t)(x)	(0.48)	(4.53)	37.44	(4.98)	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.22	1.23	1.27	1.29
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.66	3.72	0.65	1.12	1.55
Portfolio turnover	24	18	28	13	12
Net assets at end of period (000 omitted)	$1,067	$1,370	$1,597	$1,387	$1,650
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class C	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.40	$18.38	$13.62	$14.78	$14.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.69	$0.10	$0.19	$0.22
Net realized and unrealized gain (loss)	(0.41)	(1.37)	4.97	(0.87)	0.53
Total from investment operations	$(0.14)	$(0.68)	$5.07	$(0.68)	$0.75
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.72)	$(0.11)	$(0.18)	$(0.21)
From net realized gain	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$(0.84)	$(1.30)	$(0.31)	$(0.48)	$(0.42)
Net asset value, end of period (x)	$15.42	$16.40	$18.38	$13.62	$14.78
Total return (%) (r)(s)(t)(x)	(0.55)	(4.50)	37.40	(4.97)	5.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.22	1.23	1.27	1.29
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	0.99
Net investment income (loss) (l)	1.74	3.72	0.63	1.26	1.54
Portfolio turnover	24	18	28	13	12
Net assets at end of period (000 omitted)	$4,272	$3,413	$3,514	$2,632	$2,730
	Year ended
Class I	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.69	$18.68	$13.82	$14.97	$14.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.88	$0.27	$0.32	$0.37
Net realized and unrealized gain (loss)	(0.44)	(1.38)	5.05	(0.85)	0.53
Total from investment operations	$0.01	$(0.50)	$5.32	$(0.53)	$0.90
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.91)	$(0.26)	$(0.32)	$(0.36)
From net realized gain	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$(0.98)	$(1.49)	$(0.46)	$(0.62)	$(0.57)
Net asset value, end of period (x)	$15.72	$16.69	$18.68	$13.82	$14.97
Total return (%) (r)(s)(t)(x)	0.48	(3.55)	38.83	(4.03)	6.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22	0.22	0.23	0.27	0.29
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.83	4.69	1.66	2.17	2.55
Portfolio turnover	24	18	28	13	12
Net assets at end of period (000 omitted)	$1,953	$1,365	$1,267	$714	$843
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R1	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.59	$18.59	$13.70	$14.83	$14.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.72	$(0.01)	$0.15	$0.22
Net realized and unrealized gain (loss)	(0.40)	(1.42)	5.10	(0.84)	0.54
Total from investment operations	$(0.14)	$(0.70)	$5.09	$(0.69)	$0.76
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.72)	$—	$(0.14)	$(0.22)
From net realized gain	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$(0.84)	$(1.30)	$(0.20)	$(0.44)	$(0.43)
Net asset value, end of period (x)	$15.61	$16.59	$18.59	$13.70	$14.83
Total return (%) (r)(s)(t)(x)	(0.50)	(4.52)	37.27	(5.01)	5.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.22	1.24	1.27	1.29
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.64	3.84	(0.05)	1.00	1.55
Portfolio turnover	24	18	28	13	12
Net assets at end of period (000 omitted)	$998	$932	$470	$1,835	$2,535
	Year ended
Class R2	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.64	$18.61	$13.75	$14.89	$14.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.75	$0.16	$0.23	$0.27
Net realized and unrealized gain (loss)	(0.41)	(1.35)	5.04	(0.84)	0.56
Total from investment operations	$(0.07)	$(0.60)	$5.20	$(0.61)	$0.83
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.79)	$(0.14)	$(0.23)	$(0.27)
From net realized gain	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$(0.89)	$(1.37)	$(0.34)	$(0.53)	$(0.48)
Net asset value, end of period (x)	$15.68	$16.64	$18.61	$13.75	$14.89
Total return (%) (r)(s)(t)(x)	(0.05)	(4.01)	38.06	(4.50)	6.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72	0.72	0.74	0.77	0.79
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.19	4.01	0.97	1.58	1.84
Portfolio turnover	24	18	28	13	12
Net assets at end of period (000 omitted)	$14,659	$17,075	$20,783	$26,572	$32,592
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R3	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.65	$18.64	$13.80	$14.96	$14.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.83	$0.23	$0.30	$0.34
Net realized and unrealized gain (loss)	(0.40)	(1.38)	5.04	(0.87)	0.52
Total from investment operations	$(0.02)	$(0.55)	$5.27	$(0.57)	$0.86
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.86)	$(0.23)	$(0.29)	$(0.32)
From net realized gain	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$(0.94)	$(1.44)	$(0.43)	$(0.59)	$(0.53)
Net asset value, end of period (x)	$15.69	$16.65	$18.64	$13.80	$14.96
Total return (%) (r)(s)(t)(x)	0.24	(3.81)	38.44	(4.27)	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47	0.47	0.48	0.52	0.54
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.41	4.41	1.40	2.00	2.31
Portfolio turnover	24	18	28	13	12
Net assets at end of period (000 omitted)	$140,851	$142,758	$141,555	$96,287	$71,027
	Year ended
Class R4	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.78	$18.76	$13.87	$15.02	$14.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.78	$0.25	$0.33	$0.38
Net realized and unrealized gain (loss)	(0.41)	(1.29)	5.09	(0.86)	0.52
Total from investment operations	$0.01	$(0.51)	$5.34	$(0.53)	$0.90
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.89)	$(0.25)	$(0.32)	$(0.36)
From net realized gain	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$(0.98)	$(1.47)	$(0.45)	$(0.62)	$(0.57)
Net asset value, end of period (x)	$15.81	$16.78	$18.76	$13.87	$15.02
Total return (%) (r)(s)(t)(x)	0.44	(3.56)	38.82	(4.01)	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22	0.22	0.23	0.27	0.29
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.65	4.12	1.56	2.22	2.58
Portfolio turnover	24	18	28	13	12
Net assets at end of period (000 omitted)	$45,521	$39,766	$89,097	$120,415	$115,939
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R6	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$16.77	$18.76	$13.87	$15.02	$14.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.94	$0.31	$0.35	$0.39
Net realized and unrealized gain (loss)	(0.47)	(1.42)	5.07	(0.86)	0.53
Total from investment operations	$0.03	$(0.48)	$5.38	$(0.51)	$0.92
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.93)	$(0.29)	$(0.34)	$(0.38)
From net realized gain	(0.57)	(0.58)	(0.20)	(0.30)	(0.21)
Total distributions declared to shareholders	$(1.00)	$(1.51)	$(0.49)	$(0.64)	$(0.59)
Net asset value, end of period (x)	$15.80	$16.77	$18.76	$13.87	$15.02
Total return (%) (r)(s)(t)(x)	0.61	(3.42)	39.08	(3.90)	6.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07	0.07	0.09	0.12	0.15
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.13	4.97	1.86	2.35	2.67
Portfolio turnover	24	18	28	13	12
Net assets at end of period (000 omitted)	$223,670	$237,753	$206,449	$62,093	$44,655
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.03	$20.33	$14.79	$16.46	$16.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.94	$0.21	$0.30	$0.35
Net realized and unrealized gain (loss)	(0.39)	(1.48)	5.86	(1.02)	0.57
Total from investment operations	$0.00(w)	$(0.54)	$6.07	$(0.72)	$0.92
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.97)	$(0.22)	$(0.30)	$(0.36)
From net realized gain	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$(1.02)	$(1.76)	$(0.53)	$(0.95)	$(0.84)
Net asset value, end of period (x)	$17.01	$18.03	$20.33	$14.79	$16.46
Total return (%) (r)(s)(t)(x)	0.39	(3.60)	41.38	(5.08)	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46	0.45	0.46	0.49	0.48
Expenses after expense reductions (h)	0.25	0.25	0.24	0.24	0.24
Net investment income (loss) (l)	2.29	4.60	1.21	1.86	2.15
Portfolio turnover	18	14	27	13	17
Net assets at end of period (000 omitted)	$51,443	$50,245	$56,524	$41,909	$36,747
	Year ended
Class B	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.92	$20.20	$14.68	$16.34	$16.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.78	$0.08	$0.17	$0.22
Net realized and unrealized gain (loss)	(0.39)	(1.48)	5.81	(1.01)	0.59
Total from investment operations	$(0.13)	$(0.70)	$5.89	$(0.84)	$0.81
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.79)	$(0.06)	$(0.17)	$(0.22)
From net realized gain	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$(0.86)	$(1.58)	$(0.37)	$(0.82)	$(0.70)
Net asset value, end of period (x)	$16.93	$17.92	$20.20	$14.68	$16.34
Total return (%) (r)(s)(t)(x)	(0.40)	(4.34)	40.36	(5.80)	5.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.20	1.21	1.24	1.23
Expenses after expense reductions (h)	1.00	1.00	0.99	0.99	0.99
Net investment income (loss) (l)	1.52	3.85	0.44	1.05	1.39
Portfolio turnover	18	14	27	13	17
Net assets at end of period (000 omitted)	$1,972	$2,641	$3,527	$3,577	$4,588
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class C	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.64	$19.94	$14.48	$16.13	$16.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.77	$0.08	$0.16	$0.21
Net realized and unrealized gain (loss)	(0.37)	(1.46)	5.73	(0.99)	0.58
Total from investment operations	$(0.11)	$(0.69)	$5.81	$(0.83)	$0.79
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.82)	$(0.04)	$(0.17)	$(0.21)
From net realized gain	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$(0.89)	$(1.61)	$(0.35)	$(0.82)	$(0.69)
Net asset value, end of period (x)	$16.64	$17.64	$19.94	$14.48	$16.13
Total return (%) (r)(s)(t)(x)	(0.30)	(4.40)	40.39	(5.79)	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.20	1.22	1.24	1.23
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.57	3.84	0.48	1.03	1.35
Portfolio turnover	18	14	27	13	17
Net assets at end of period (000 omitted)	$6,747	$7,809	$8,727	$9,202	$10,994
	Year ended
Class I	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.17	$20.49	$14.91	$16.57	$16.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$1.04	$0.28	$0.32	$0.42
Net realized and unrealized gain (loss)	(0.42)	(1.54)	5.88	(1.00)	0.55
Total from investment operations	$0.05	$(0.50)	$6.16	$(0.68)	$0.97
Less distributions declared to shareholders
From net investment income	$(0.44)	$(1.03)	$(0.27)	$(0.33)	$(0.39)
From net realized gain	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$(1.07)	$(1.82)	$(0.58)	$(0.98)	$(0.87)
Net asset value, end of period (x)	$17.15	$18.17	$20.49	$14.91	$16.57
Total return (%) (r)(s)(t)(x)	0.68	(3.41)	41.67	(4.81)	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21	0.20	0.21	0.24	0.23
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.75	5.06	1.57	1.92	2.55
Portfolio turnover	18	14	27	13	17
Net assets at end of period (000 omitted)	$7,846	$5,129	$3,870	$1,201	$1,432
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R1	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.82	$20.13	$14.61	$16.27	$16.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.79	$0.05	$0.16	$0.21
Net realized and unrealized gain (loss)	(0.37)	(1.48)	5.81	(1.00)	0.60
Total from investment operations	$(0.12)	$(0.69)	$5.86	$(0.84)	$0.81
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.83)	$(0.03)	$(0.17)	$(0.22)
From net realized gain	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$(0.86)	$(1.62)	$(0.34)	$(0.82)	$(0.70)
Net asset value, end of period (x)	$16.84	$17.82	$20.13	$14.61	$16.27
Total return (%) (r)(s)(t)(x)	(0.35)	(4.36)	40.32	(5.80)	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.20	1.22	1.24	1.23
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.46	3.90	0.29	1.01	1.32
Portfolio turnover	18	14	27	13	17
Net assets at end of period (000 omitted)	$3,063	$4,001	$3,965	$4,153	$4,958
	Year ended
Class R2	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.91	$20.21	$14.70	$16.34	$16.24
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.87	$0.16	$0.24	$0.31
Net realized and unrealized gain (loss)	(0.38)	(1.46)	5.82	(0.99)	0.57
Total from investment operations	$(0.04)	$(0.59)	$5.98	$(0.75)	$0.88
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.92)	$(0.16)	$(0.24)	$(0.30)
From net realized gain	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$(0.97)	$(1.71)	$(0.47)	$(0.89)	$(0.78)
Net asset value, end of period (x)	$16.90	$17.91	$20.21	$14.70	$16.34
Total return (%) (r)(s)(t)(x)	0.14	(3.89)	40.98	(5.30)	6.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.71	0.70	0.72	0.74	0.73
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.49
Net investment income (loss) (l)	2.00	4.26	0.90	1.49	1.92
Portfolio turnover	18	14	27	13	17
Net assets at end of period (000 omitted)	$40,810	$44,155	$53,097	$48,086	$59,429
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R3	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.02	$20.33	$14.80	$16.46	$16.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.94	$0.22	$0.30	$0.36
Net realized and unrealized gain (loss)	(0.39)	(1.48)	5.84	(1.01)	0.56
Total from investment operations	$0.00(w)	$(0.54)	$6.06	$(0.71)	$0.92
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.98)	$(0.22)	$(0.30)	$(0.35)
From net realized gain	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$(1.02)	$(1.77)	$(0.53)	$(0.95)	$(0.83)
Net asset value, end of period (x)	$17.00	$18.02	$20.33	$14.80	$16.46
Total return (%) (r)(s)(t)(x)	0.39	(3.63)	41.32	(5.02)	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46	0.45	0.46	0.49	0.48
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	2.27	4.60	1.26	1.82	2.20
Portfolio turnover	18	14	27	13	17
Net assets at end of period (000 omitted)	$176,070	$171,589	$156,544	$104,521	$89,830
	Year ended
Class R4	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.26	$20.56	$14.94	$16.61	$16.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.91	$0.25	$0.34	$0.39
Net realized and unrealized gain (loss)	(0.39)	(1.40)	5.93	(1.02)	0.58
Total from investment operations	$0.04	$(0.49)	$6.18	$(0.68)	$0.97
Less distributions declared to shareholders
From net investment income	$(0.43)	$(1.02)	$(0.25)	$(0.34)	$(0.39)
From net realized gain	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$(1.06)	$(1.81)	$(0.56)	$(0.99)	$(0.87)
Net asset value, end of period (x)	$17.24	$18.26	$20.56	$14.94	$16.61
Total return (%) (r)(s)(t)(x)	0.64	(3.38)	41.74	(4.84)	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21	0.20	0.22	0.24	0.23
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.50	4.36	1.40	2.07	2.36
Portfolio turnover	18	14	27	13	17
Net assets at end of period (000 omitted)	$51,695	$41,621	$105,822	$144,006	$143,534
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R6	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.24	$20.55	$14.94	$16.61	$16.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$1.06	$0.31	$0.36	$0.43
Net realized and unrealized gain (loss)	(0.44)	(1.52)	5.89	(1.02)	0.56
Total from investment operations	$0.07	$(0.46)	$6.20	$(0.66)	$0.99
Less distributions declared to shareholders
From net investment income	$(0.46)	$(1.06)	$(0.28)	$(0.36)	$(0.41)
From net realized gain	(0.63)	(0.79)	(0.31)	(0.65)	(0.48)
Total distributions declared to shareholders	$(1.09)	$(1.85)	$(0.59)	$(1.01)	$(0.89)
Net asset value, end of period (x)	$17.22	$18.24	$20.55	$14.94	$16.61
Total return (%) (r)(s)(t)(x)	0.80	(3.24)	41.92	(4.72)	6.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07	0.06	0.08	0.10	0.10
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.98	5.12	1.69	2.20	2.62
Portfolio turnover	18	14	27	13	17
Net assets at end of period (000 omitted)	$273,761	$243,550	$221,571	$77,824	$75,378
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.72	$19.84	$14.08	$15.53	$15.15
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.97	$0.19	$0.28	$0.32
Net realized and unrealized gain (loss)	(0.36)	(1.46)	5.97	(1.12)	0.57
Total from investment operations	$0.00	$(0.49)	$6.16	$(0.84)	$0.89
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.98)	$(0.19)	$(0.27)	$(0.31)
From net realized gain	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$(0.99)	$(1.63)	$(0.40)	$(0.61)	$(0.51)
Net asset value, end of period (x)	$16.73	$17.72	$19.84	$14.08	$15.53
Total return (%) (r)(s)(t)(x)	0.37	(3.41)	44.10	(5.93)	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50	0.49	0.51	0.57	0.60
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.14	4.83	1.09	1.78	2.13
Portfolio turnover	23	18	30	8	12
Net assets at end of period (000 omitted)	$23,665	$19,763	$18,980	$11,409	$8,749
	Year ended
Class B	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.60	$19.71	$14.00	$15.43	$15.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.79	$0.05	$0.14	$0.20
Net realized and unrealized gain (loss)	(0.35)	(1.44)	5.93	(1.10)	0.59
Total from investment operations	$(0.12)	$(0.65)	$5.98	$(0.96)	$0.79
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.81)	$(0.06)	$(0.13)	$(0.19)
From net realized gain	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$(0.84)	$(1.46)	$(0.27)	$(0.47)	$(0.39)
Net asset value, end of period (x)	$16.64	$17.60	$19.71	$14.00	$15.43
Total return (%) (r)(s)(t)(x)	(0.36)	(4.13)	42.95	(6.62)	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25	1.24	1.26	1.32	1.35
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.39	3.98	0.30	0.89	1.31
Portfolio turnover	23	18	30	8	12
Net assets at end of period (000 omitted)	$676	$736	$930	$724	$919
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class C	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.50	$19.62	$13.91	$15.35	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.78	$0.05	$0.16	$0.20
Net realized and unrealized gain (loss)	(0.38)	(1.42)	5.90	(1.11)	0.58
Total from investment operations	$(0.13)	$(0.64)	$5.95	$(0.95)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.83)	$(0.03)	$(0.15)	$(0.20)
From net realized gain	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$(0.88)	$(1.48)	$(0.24)	$(0.49)	$(0.40)
Net asset value, end of period (x)	$16.49	$17.50	$19.62	$13.91	$15.35
Total return (%) (r)(s)(t)(x)	(0.38)	(4.13)	43.01	(6.60)	5.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25	1.24	1.27	1.32	1.35
Expenses after expense reductions (h)	1.00	1.00	0.99	0.97	0.99
Net investment income (loss) (l)	1.52	3.93	0.30	1.02	1.37
Portfolio turnover	23	18	30	8	12
Net assets at end of period (000 omitted)	$2,642	$2,027	$1,943	$1,960	$2,301
	Year ended
Class I	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.82	$19.94	$14.15	$15.60	$15.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$1.01	$0.24	$0.31	$0.36
Net realized and unrealized gain (loss)	(0.35)	(1.45)	6.00	(1.12)	0.57
Total from investment operations	$0.04	$(0.44)	$6.24	$(0.81)	$0.93
Less distributions declared to shareholders
From net investment income	$(0.39)	$(1.03)	$(0.24)	$(0.30)	$(0.35)
From net realized gain	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$(1.02)	$(1.68)	$(0.45)	$(0.64)	$(0.55)
Net asset value, end of period (x)	$16.84	$17.82	$19.94	$14.15	$15.60
Total return (%) (r)(s)(t)(x)	0.66	(3.17)	44.43	(5.72)	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25	0.24	0.25	0.32	0.35
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.32	5.03	1.37	2.01	2.40
Portfolio turnover	23	18	30	8	12
Net assets at end of period (000 omitted)	$3,190	$2,458	$2,145	$395	$296
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R1	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.67	$19.74	$13.97	$15.41	$15.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.69	$(0.04)	$0.15	$0.23
Net realized and unrealized gain (loss)	(0.35)	(1.34)	6.02	(1.11)	0.55
Total from investment operations	$(0.12)	$(0.65)	$5.98	$(0.96)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.77)	$—	$(0.14)	$(0.23)
From net realized gain	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$(0.87)	$(1.42)	$(0.21)	$(0.48)	$(0.43)
Net asset value, end of period (x)	$16.68	$17.67	$19.74	$13.97	$15.41
Total return (%) (r)(s)(t)(x)	(0.36)	(4.13)	42.98	(6.67)	5.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25	1.24	1.28	1.32	1.35
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.39	3.47	(0.25)	0.98	1.54
Portfolio turnover	23	18	30	8	12
Net assets at end of period (000 omitted)	$522	$398	$552	$995	$1,093
	Year ended
Class R2	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.66	$19.75	$14.00	$15.42	$15.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.84	$0.11	$0.20	$0.25
Net realized and unrealized gain (loss)	(0.36)	(1.38)	5.96	(1.07)	0.59
Total from investment operations	$(0.05)	$(0.54)	$6.07	$(0.87)	$0.84
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.90)	$(0.11)	$(0.21)	$(0.26)
From net realized gain	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$(0.93)	$(1.55)	$(0.32)	$(0.55)	$(0.46)
Net asset value, end of period (x)	$16.68	$17.66	$19.75	$14.00	$15.42
Total return (%) (r)(s)(t)(x)	0.09	(3.62)	43.65	(6.12)	6.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.75	0.74	0.77	0.82	0.85
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.84	4.21	0.67	1.31	1.65
Portfolio turnover	23	18	30	8	12
Net assets at end of period (000 omitted)	$10,413	$11,276	$15,161	$17,299	$21,895
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R3	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.70	$19.82	$14.07	$15.52	$15.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.92	$0.18	$0.27	$0.32
Net realized and unrealized gain (loss)	(0.36)	(1.41)	5.97	(1.11)	0.57
Total from investment operations	$0.00	$(0.49)	$6.15	$(0.84)	$0.89
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.98)	$(0.19)	$(0.27)	$(0.31)
From net realized gain	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$(0.98)	$(1.63)	$(0.40)	$(0.61)	$(0.51)
Net asset value, end of period (x)	$16.72	$17.70	$19.82	$14.07	$15.52
Total return (%) (r)(s)(t)(x)	0.39	(3.42)	44.05	(5.93)	6.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50	0.49	0.51	0.57	0.60
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.13	4.61	1.08	1.77	2.10
Portfolio turnover	23	18	30	8	12
Net assets at end of period (000 omitted)	$129,497	$127,223	$109,034	$69,136	$53,767
	Year ended
Class R4	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.84	$19.94	$14.14	$15.58	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.85	$0.21	$0.32	$0.35
Net realized and unrealized gain (loss)	(0.36)	(1.30)	6.02	(1.12)	0.57
Total from investment operations	$0.04	$(0.45)	$6.23	$(0.80)	$0.92
Less distributions declared to shareholders
From net investment income	$(0.39)	$(1.00)	$(0.22)	$(0.30)	$(0.34)
From net realized gain	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$(1.02)	$(1.65)	$(0.43)	$(0.64)	$(0.54)
Net asset value, end of period (x)	$16.86	$17.84	$19.94	$14.14	$15.58
Total return (%) (r)(s)(t)(x)	0.64	(3.17)	44.39	(5.67)	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25	0.24	0.27	0.32	0.35
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.38	4.18	1.23	2.04	2.33
Portfolio turnover	23	18	30	8	12
Net assets at end of period (000 omitted)	$23,492	$20,668	$68,489	$90,453	$83,824
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R6	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$17.82	$19.93	$14.14	$15.58	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$1.05	$0.27	$0.33	$0.36
Net realized and unrealized gain (loss)	(0.43)	(1.46)	5.98	(1.11)	0.59
Total from investment operations	$0.07	$(0.41)	$6.25	$(0.78)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.42)	$(1.05)	$(0.25)	$(0.32)	$(0.37)
From net realized gain	(0.63)	(0.65)	(0.21)	(0.34)	(0.20)
Total distributions declared to shareholders	$(1.05)	$(1.70)	$(0.46)	$(0.66)	$(0.57)
Net asset value, end of period (x)	$16.84	$17.82	$19.93	$14.14	$15.58
Total return (%) (r)(s)(t)(x)	0.82	(2.99)	44.58	(5.55)	6.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10	0.09	0.11	0.17	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.99	5.23	1.56	2.14	2.42
Portfolio turnover	23	18	30	8	12
Net assets at end of period (000 omitted)	$197,399	$166,911	$140,992	$37,856	$26,219
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$21.30	$23.98	$16.99	$18.80	$18.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$1.17	$0.22	$0.32	$0.38
Net realized and unrealized gain (loss)	(0.44)	(1.73)	7.23	(1.33)	0.71
Total from investment operations	$(0.01)	$(0.56)	$7.45	$(1.01)	$1.09
Less distributions declared to shareholders
From net investment income	$(0.44)	$(1.18)	$(0.23)	$(0.32)	$(0.37)
From net realized gain	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$(1.20)	$(2.12)	$(0.46)	$(0.80)	$(0.59)
Net asset value, end of period (x)	$20.09	$21.30	$23.98	$16.99	$18.80
Total return (%) (r)(s)(t)(x)	0.34	(3.36)	44.17	(5.93)	6.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50	0.50	0.51	0.57	0.57
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.12	4.85	1.08	1.74	2.11
Portfolio turnover	21	17	24	8	24
Net assets at end of period (000 omitted)	$27,752	$22,761	$22,708	$14,315	$12,791
	Year ended
Class B	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$20.96	$23.62	$16.75	$18.55	$18.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.95	$0.06	$0.18	$0.25
Net realized and unrealized gain (loss)	(0.40)	(1.70)	7.11	(1.32)	0.70
Total from investment operations	$(0.14)	$(0.75)	$7.17	$(1.14)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.97)	$(0.07)	$(0.18)	$(0.25)
From net realized gain	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$(1.02)	$(1.91)	$(0.30)	$(0.66)	$(0.47)
Net asset value, end of period (x)	$19.80	$20.96	$23.62	$16.75	$18.55
Total return (%) (r)(s)(t)(x)	(0.37)	(4.11)	43.04	(6.61)	5.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25	1.25	1.26	1.32	1.32
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.30	3.98	0.32	0.97	1.39
Portfolio turnover	21	17	24	8	24
Net assets at end of period (000 omitted)	$987	$1,265	$1,727	$1,359	$1,630
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class C	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$20.83	$23.49	$16.65	$18.45	$17.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.91	$0.06	$0.17	$0.23
Net realized and unrealized gain (loss)	(0.43)	(1.65)	7.08	(1.31)	0.72
Total from investment operations	$(0.15)	$(0.74)	$7.14	$(1.14)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.98)	$(0.07)	$(0.18)	$(0.24)
From net realized gain	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$(1.05)	$(1.92)	$(0.30)	$(0.66)	$(0.46)
Net asset value, end of period (x)	$19.63	$20.83	$23.49	$16.65	$18.45
Total return (%) (r)(s)(t)(x)	(0.37)	(4.11)	43.12	(6.66)	5.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25	1.25	1.26	1.32	1.32
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.42	3.85	0.31	0.94	1.31
Portfolio turnover	21	17	24	8	24
Net assets at end of period (000 omitted)	$3,521	$3,223	$3,898	$3,029	$3,344
	Year ended
Class I	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$21.27	$23.95	$16.97	$18.78	$18.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.60	$1.18	$0.28	$0.41	$0.50
Net realized and unrealized gain (loss)	(0.56)	(1.68)	7.21	(1.37)	0.62
Total from investment operations	$0.04	$(0.50)	$7.49	$(0.96)	$1.12
Less distributions declared to shareholders
From net investment income	$(0.45)	$(1.24)	$(0.28)	$(0.37)	$(0.41)
From net realized gain	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$(1.21)	$(2.18)	$(0.51)	$(0.85)	$(0.63)
Net asset value, end of period (x)	$20.10	$21.27	$23.95	$16.97	$18.78
Total return (%) (r)(s)(t)(x)	0.60	(3.14)	44.49	(5.71)	6.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25	0.25	0.26	0.32	0.32
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.00	4.92	1.36	2.23	2.73
Portfolio turnover	21	17	24	8	24
Net assets at end of period (000 omitted)	$2,425	$1,445	$1,033	$354	$213
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R1	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$20.91	$23.59	$16.67	$18.46	$17.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.95	$(0.04)	$0.16	$0.25
Net realized and unrealized gain (loss)	(0.44)	(1.69)	7.20	(1.30)	0.69
Total from investment operations	$(0.15)	$(0.74)	$7.16	$(1.14)	$0.94
Less distributions declared to shareholders
From net investment income	$(0.28)	$(1.00)	$—	$(0.17)	$(0.23)
From net realized gain	(0.76)	(0.94)	(0.24)	(0.48)	(0.22)
Total distributions declared to shareholders	$(1.04)	$(1.94)	$(0.24)	$(0.65)	$(0.45)
Net asset value, end of period (x)	$19.72	$20.91	$23.59	$16.67	$18.46
Total return (%) (r)(s)(t)(x)	(0.37)	(4.08)	43.08	(6.64)	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25	1.25	1.28	1.32	1.32
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.49	4.02	(0.21)	0.90	1.42
Portfolio turnover	21	17	24	8	24
Net assets at end of period (000 omitted)	$680	$731	$695	$1,184	$1,322
	Year ended
Class R2	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$21.06	$23.70	$16.79	$18.55	$18.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$1.00	$0.15	$0.26	$0.34
Net realized and unrealized gain (loss)	(0.42)	(1.62)	7.15	(1.30)	0.69
Total from investment operations	$(0.06)	$(0.62)	$7.30	$(1.04)	$1.03
Less distributions declared to shareholders
From net investment income	$(0.38)	$(1.08)	$(0.15)	$(0.24)	$(0.33)
From net realized gain	(0.76)	(0.94)	(0.24)	(0.48)	(0.22)
Total distributions declared to shareholders	$(1.14)	$(2.02)	$(0.39)	$(0.72)	$(0.55)
Net asset value, end of period (x)	$19.86	$21.06	$23.70	$16.79	$18.55
Total return (%) (r)(s)(t)(x)	0.07	(3.59)	43.72	(6.12)	6.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.75	0.75	0.77	0.82	0.82
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.82	4.18	0.72	1.41	1.92
Portfolio turnover	21	17	24	8	24
Net assets at end of period (000 omitted)	$18,388	$19,078	$28,781	$26,545	$28,575
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R3	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$21.11	$23.79	$16.86	$18.67	$18.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$1.10	$0.22	$0.33	$0.38
Net realized and unrealized gain (loss)	(0.42)	(1.67)	7.17	(1.33)	0.70
Total from investment operations	$0.00	$(0.57)	$7.39	$(1.00)	$1.08
Less distributions declared to shareholders
From net investment income	$(0.44)	$(1.17)	$(0.23)	$(0.33)	$(0.37)
From net realized gain	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$(1.20)	$(2.11)	$(0.46)	$(0.81)	$(0.59)
Net asset value, end of period (x)	$19.91	$21.11	$23.79	$16.86	$18.67
Total return (%) (r)(s)(t)(x)	0.37	(3.41)	44.16	(5.96)	6.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50	0.50	0.51	0.57	0.57
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.09	4.60	1.08	1.77	2.10
Portfolio turnover	21	17	24	8	24
Net assets at end of period (000 omitted)	$121,060	$118,076	$113,346	$70,610	$54,561
	Year ended
Class R4	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$21.31	$23.97	$16.97	$18.77	$18.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.94	$0.26	$0.37	$0.42
Net realized and unrealized gain (loss)	(0.41)	(1.46)	7.24	(1.33)	0.70
Total from investment operations	$0.04	$(0.52)	$7.50	$(0.96)	$1.12
Less distributions declared to shareholders
From net investment income	$(0.49)	$(1.20)	$(0.26)	$(0.36)	$(0.41)
From net realized gain	(0.76)	(0.94)	(0.24)	(0.48)	(0.22)
Total distributions declared to shareholders	$(1.25)	$(2.14)	$(0.50)	$(0.84)	$(0.63)
Net asset value, end of period (x)	$20.10	$21.31	$23.97	$16.97	$18.77
Total return (%) (r)(s)(t)(x)	0.57	(3.16)	44.52	(5.69)	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25	0.25	0.27	0.32	0.32
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.24	3.88	1.28	2.01	2.30
Portfolio turnover	21	17	24	8	24
Net assets at end of period (000 omitted)	$44,972	$24,207	$71,368	$76,018	$69,834
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R6	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$21.29	$23.96	$16.97	$18.76	$18.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$1.26	$0.32	$0.39	$0.44
Net realized and unrealized gain (loss)	(0.50)	(1.72)	7.20	(1.31)	0.71
Total from investment operations	$0.07	$(0.46)	$7.52	$(0.92)	$1.15
Less distributions declared to shareholders
From net investment income	$(0.52)	$(1.27)	$(0.30)	$(0.39)	$(0.44)
From net realized gain	(0.76)	(0.94)	(0.23)	(0.48)	(0.22)
Total distributions declared to shareholders	$(1.28)	$(2.21)	$(0.53)	$(0.87)	$(0.66)
Net asset value, end of period (x)	$20.08	$21.29	$23.96	$16.97	$18.76
Total return (%) (r)(s)(t)(x)	0.74	(2.97)	44.70	(5.52)	6.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10	0.09	0.12	0.17	0.18
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.85	5.23	1.54	2.11	2.44
Portfolio turnover	21	17	24	8	24
Net assets at end of period (000 omitted)	$193,767	$147,729	$121,495	$44,463	$39,175
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.30	$20.42	$14.47	$15.93	$15.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$1.02	$0.19	$0.28	$0.32
Net realized and unrealized gain (loss)	(0.37)	(1.52)	6.15	(1.14)	0.60
Total from investment operations	$0.00	$(0.50)	$6.34	$(0.86)	$0.92
Less distributions declared to shareholders
From net investment income	$(0.36)	$(1.02)	$(0.20)	$(0.27)	$(0.31)
From net realized gain	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$(1.00)	$(1.62)	$(0.39)	$(0.60)	$(0.44)
Net asset value, end of period (x)	$17.30	$18.30	$20.42	$14.47	$15.93
Total return (%) (r)(s)(t)(x)	0.36	(3.35)	44.11	(5.87)	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.56	0.56	0.61	0.72	0.81
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.12	4.94	1.09	1.78	2.08
Portfolio turnover	13	19	24	11	20
Net assets at end of period (000 omitted)	$19,429	$15,144	$14,314	$7,729	$5,866
	Year ended
Class B	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.22	$20.33	$14.41	$15.87	$15.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.82	$0.05	$0.15	$0.21
Net realized and unrealized gain (loss)	(0.35)	(1.48)	6.13	(1.14)	0.60
Total from investment operations	$(0.13)	$(0.66)	$6.18	$(0.99)	$0.81
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.85)	$(0.07)	$(0.14)	$(0.20)
From net realized gain	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$(0.84)	$(1.45)	$(0.26)	$(0.47)	$(0.33)
Net asset value, end of period (x)	$17.25	$18.22	$20.33	$14.41	$15.87
Total return (%) (r)(s)(t)(x)	(0.41)	(4.09)	43.06	(6.61)	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.31	1.31	1.36	1.48	1.56
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.30	3.96	0.31	0.93	1.34
Portfolio turnover	13	19	24	11	20
Net assets at end of period (000 omitted)	$502	$590	$713	$517	$605
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class C	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.06	$20.17	$14.29	$15.75	$15.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.82	$0.05	$0.14	$0.20
Net realized and unrealized gain (loss)	(0.36)	(1.47)	6.08	(1.11)	0.60
Total from investment operations	$(0.13)	$(0.65)	$6.13	$(0.97)	$0.80
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.86)	$(0.06)	$(0.16)	$(0.20)
From net realized gain	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$(0.87)	$(1.46)	$(0.25)	$(0.49)	$(0.33)
Net asset value, end of period (x)	$17.06	$18.06	$20.17	$14.29	$15.75
Total return (%) (r)(s)(t)(x)	(0.43)	(4.06)	43.08	(6.59)	5.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.31	1.31	1.36	1.48	1.56
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	1.35	4.03	0.29	0.92	1.32
Portfolio turnover	13	19	24	11	20
Net assets at end of period (000 omitted)	$2,588	$2,426	$2,585	$2,126	$2,179
	Year ended
Class I	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.33	$20.45	$14.49	$15.94	$15.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$1.00	$0.25	$0.32	$0.35
Net realized and unrealized gain (loss)	(0.32)	(1.45)	6.14	(1.14)	0.61
Total from investment operations	$0.04	$(0.45)	$6.39	$(0.82)	$0.96
Less distributions declared to shareholders
From net investment income	$(0.40)	$(1.07)	$(0.24)	$(0.30)	$(0.35)
From net realized gain	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$(1.04)	$(1.67)	$(0.43)	$(0.63)	$(0.48)
Net asset value, end of period (x)	$17.33	$18.33	$20.45	$14.49	$15.94
Total return (%) (r)(s)(t)(x)	0.62	(3.13)	44.42	(5.65)	6.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.31	0.31	0.35	0.48	0.56
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.10	4.85	1.39	1.99	2.29
Portfolio turnover	13	19	24	11	20
Net assets at end of period (000 omitted)	$1,314	$512	$434	$98	$156
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R1	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.14	$20.26	$14.30	$15.76	$15.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.81	$(0.06)	$0.14	$0.20
Net realized and unrealized gain (loss)	(0.36)	(1.46)	6.21	(1.12)	0.60
Total from investment operations	$(0.13)	$(0.65)	$6.15	$(0.98)	$0.80
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.87)	$—	$(0.15)	$(0.23)
From net realized gain	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$(0.89)	$(1.47)	$(0.19)	$(0.48)	$(0.36)
Net asset value, end of period (x)	$17.12	$18.14	$20.26	$14.30	$15.76
Total return (%) (r)(s)(t)(x)	(0.42)	(4.07)	43.16	(6.60)	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.31	1.31	1.39	1.48	1.56
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.37	3.95	(0.34)	0.93	1.32
Portfolio turnover	13	19	24	11	20
Net assets at end of period (000 omitted)	$1,070	$701	$663	$1,597	$1,523
	Year ended
Class R2	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.29	$20.35	$14.39	$15.84	$15.36
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.83	$0.11	$0.22	$0.26
Net realized and unrealized gain (loss)	(0.35)	(1.38)	6.16	(1.12)	0.62
Total from investment operations	$(0.04)	$(0.55)	$6.27	$(0.90)	$0.88
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.91)	$(0.12)	$(0.22)	$(0.27)
From net realized gain	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$(0.95)	$(1.51)	$(0.31)	$(0.55)	$(0.40)
Net asset value, end of period (x)	$17.30	$18.29	$20.35	$14.39	$15.84
Total return (%) (r)(s)(t)(x)	0.10	(3.56)	43.78	(6.12)	6.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.81	0.81	0.87	0.98	1.06
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.80	4.02	0.64	1.39	1.73
Portfolio turnover	13	19	24	11	20
Net assets at end of period (000 omitted)	$9,003	$8,981	$17,589	$17,485	$18,695
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R3	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.31	$20.42	$14.47	$15.93	$15.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.97	$0.19	$0.27	$0.32
Net realized and unrealized gain (loss)	(0.36)	(1.46)	6.15	(1.13)	0.60
Total from investment operations	$0.00	$(0.49)	$6.34	$(0.86)	$0.92
Less distributions declared to shareholders
From net investment income	$(0.36)	$(1.02)	$(0.20)	$(0.27)	$(0.31)
From net realized gain	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$(1.00)	$(1.62)	$(0.39)	$(0.60)	$(0.44)
Net asset value, end of period (x)	$17.31	$18.31	$20.42	$14.47	$15.93
Total return (%) (r)(s)(t)(x)	0.34	(3.33)	44.10	(5.88)	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.56	0.56	0.61	0.73	0.81
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.09	4.69	1.09	1.73	2.07
Portfolio turnover	13	19	24	11	20
Net assets at end of period (000 omitted)	$76,726	$73,743	$65,613	$36,674	$27,658
	Year ended
Class R4	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.47	$20.56	$14.55	$16.01	$15.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.80	$0.22	$0.32	$0.36
Net realized and unrealized gain (loss)	(0.37)	(1.25)	6.21	(1.14)	0.60
Total from investment operations	$0.04	$(0.45)	$6.43	$(0.82)	$0.96
Less distributions declared to shareholders
From net investment income	$(0.40)	$(1.04)	$(0.23)	$(0.31)	$(0.35)
From net realized gain	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$(1.04)	$(1.64)	$(0.42)	$(0.64)	$(0.48)
Net asset value, end of period (x)	$17.47	$18.47	$20.56	$14.55	$16.01
Total return (%) (r)(s)(t)(x)	0.58	(3.09)	44.49	(5.67)	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.31	0.31	0.36	0.47	0.56
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.34	3.86	1.27	2.04	2.31
Portfolio turnover	13	19	24	11	20
Net assets at end of period (000 omitted)	$18,660	$14,606	$38,374	$37,665	$30,137
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R6	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$18.46	$20.58	$14.56	$16.01	$15.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$1.11	$0.28	$0.34	$0.37
Net realized and unrealized gain (loss)	(0.42)	(1.53)	6.18	(1.13)	0.61
Total from investment operations	$0.07	$(0.42)	$6.46	$(0.79)	$0.98
Less distributions declared to shareholders
From net investment income	$(0.43)	$(1.10)	$(0.25)	$(0.33)	$(0.37)
From net realized gain	(0.64)	(0.60)	(0.19)	(0.33)	(0.13)
Total distributions declared to shareholders	$(1.07)	$(1.70)	$(0.44)	$(0.66)	$(0.50)
Net asset value, end of period (x)	$17.46	$18.46	$20.58	$14.56	$16.01
Total return (%) (r)(s)(t)(x)	0.75	(2.99)	44.75	(5.50)	6.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.15	0.15	0.21	0.33	0.42
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.82	5.32	1.54	2.16	2.40
Portfolio turnover	13	19	24	11	20
Net assets at end of period (000 omitted)	$133,208	$87,462	$60,705	$21,065	$16,579
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.54	$15.99	$11.25	$12.26	$11.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.78	$0.15	$0.22	$0.41
Net realized and unrealized gain (loss)	(0.30)	(1.22)	4.82	(0.89)	0.30
Total from investment operations	$0.00(w)	$(0.44)	$4.97	$(0.67)	$0.71
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.79)	$(0.14)	$(0.21)	$(0.25)
From net realized gain	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$(0.67)	$(1.01)	$(0.23)	$(0.34)	$(0.30)
Net asset value, end of period (x)	$13.87	$14.54	$15.99	$11.25	$12.26
Total return (%) (r)(s)(t)(x)	0.35	(3.51)	44.39	(5.83)	6.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70	0.79	1.08	1.84	4.01
Expenses after expense reductions (h)	0.25	0.25	0.24	0.22	0.20
Net investment income (loss) (l)	2.17	4.80	1.06	1.81	3.49
Portfolio turnover	14	18	21	9	34
Net assets at end of period (000 omitted)	$11,316	$8,023	$5,584	$2,879	$1,362
	Year ended
Class B	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.52	$15.95	$11.24	$12.25	$11.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.65	$0.04	$0.12	$0.17
Net realized and unrealized gain (loss)	(0.29)	(1.21)	4.80	(0.89)	0.48
Total from investment operations	$(0.10)	$(0.56)	$4.84	$(0.77)	$0.65
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.65)	$(0.04)	$(0.11)	$(0.17)
From net realized gain	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$(0.55)	$(0.87)	$(0.13)	$(0.24)	$(0.22)
Net asset value, end of period (x)	$13.87	$14.52	$15.95	$11.24	$12.25
Total return (%) (r)(s)(t)(x)	(0.41)	(4.15)	43.16	(6.53)	5.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.45	1.54	1.83	2.65	4.98
Expenses after expense reductions (h)	1.00	1.00	0.99	0.97	0.95
Net investment income (loss) (l)	1.35	4.02	0.33	0.99	1.44
Portfolio turnover	14	18	21	9	34
Net assets at end of period (000 omitted)	$168	$179	$191	$137	$149
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class C	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.41	$15.86	$11.18	$12.21	$11.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.67	$0.05	$0.13	$0.20
Net realized and unrealized gain (loss)	(0.29)	(1.23)	4.78	(0.89)	0.44
Total from investment operations	$(0.10)	$(0.56)	$4.83	$(0.76)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.67)	$(0.06)	$(0.14)	$(0.19)
From net realized gain	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$(0.57)	$(0.89)	$(0.15)	$(0.27)	$(0.24)
Net asset value, end of period (x)	$13.74	$14.41	$15.86	$11.18	$12.21
Total return (%) (r)(s)(t)(x)	(0.40)	(4.20)	43.28	(6.53)	5.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.45	1.54	1.83	2.61	4.88
Expenses after expense reductions (h)	1.00	1.00	0.99	0.96	0.95
Net investment income (loss) (l)	1.38	4.14	0.34	1.11	1.68
Portfolio turnover	14	18	21	9	34
Net assets at end of period (000 omitted)	$1,091	$891	$761	$432	$283
	Year ended
Class I	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.65	$16.09	$11.32	$12.32	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.85	$0.19	$0.23	$0.28
Net realized and unrealized gain (loss)	(0.29)	(1.25)	4.84	(0.87)	0.47
Total from investment operations	$0.04	$(0.40)	$5.03	$(0.64)	$0.75
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.82)	$(0.17)	$(0.23)	$(0.26)
From net realized gain	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$(0.70)	$(1.04)	$(0.26)	$(0.36)	$(0.31)
Net asset value, end of period (x)	$13.99	$14.65	$16.09	$11.32	$12.32
Total return (%) (r)(s)(t)(x)	0.64	(3.25)	44.66	(5.58)	6.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.54	0.82	1.60	4.04
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.38	5.20	1.33	1.86	2.37
Portfolio turnover	14	18	21	9	34
Net assets at end of period (000 omitted)	$396	$295	$232	$103	$66
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R1	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.57	$16.01	$11.28	$12.28	$11.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.65	$0.04	$0.12	$0.16
Net realized and unrealized gain (loss)	(0.29)	(1.22)	4.82	(0.88)	0.48
Total from investment operations	$(0.03)	$(0.57)	$4.86	$(0.76)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.65)	$(0.04)	$(0.11)	$(0.14)
From net realized gain	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$(0.59)	$(0.87)	$(0.13)	$(0.24)	$(0.19)
Net asset value, end of period (x)	$13.95	$14.57	$16.01	$11.28	$12.28
Total return (%) (r)(s)(t)(x)	0.09	(4.20)	43.20	(6.46)	5.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.96	1.54	1.83	2.65	5.04
Expenses after expense reductions (h)	0.50	1.00	0.99	0.97	0.95
Net investment income (loss) (l)	1.85	3.99	0.32	0.99	1.36
Portfolio turnover	14	18	21	9	34
Net assets at end of period (000 omitted)	$82	$82	$86	$60	$64
	Year ended
Class R2	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.52	$15.97	$11.25	$12.25	$11.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.75	$0.13	$0.17	$0.27
Net realized and unrealized gain (loss)	(0.27)	(1.23)	4.80	(0.87)	0.42
Total from investment operations	$(0.04)	$(0.48)	$4.93	$(0.70)	$0.69
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.75)	$(0.12)	$(0.17)	$(0.23)
From net realized gain	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$(0.62)	$(0.97)	$(0.21)	$(0.30)	$(0.28)
Net asset value, end of period (x)	$13.86	$14.52	$15.97	$11.25	$12.25
Total return (%) (r)(s)(t)(x)	0.04	(3.73)	43.97	(6.03)	6.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.96	1.04	1.33	2.13	4.31
Expenses after expense reductions (h)	0.50	0.50	0.49	0.47	0.45
Net investment income (loss) (l)	1.66	4.62	0.99	1.39	2.34
Portfolio turnover	14	18	21	9	34
Net assets at end of period (000 omitted)	$2,203	$2,107	$1,580	$980	$797
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R3	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.56	$16.00	$11.27	$12.28	$11.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.77	$0.16	$0.24	$0.24
Net realized and unrealized gain (loss)	(0.30)	(1.21)	4.81	(0.90)	0.48
Total from investment operations	$0.00(w)	$(0.44)	$4.97	$(0.66)	$0.72
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.78)	$(0.15)	$(0.22)	$(0.24)
From net realized gain	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$(0.67)	$(1.00)	$(0.24)	$(0.35)	$(0.29)
Net asset value, end of period (x)	$13.89	$14.56	$16.00	$11.27	$12.28
Total return (%) (r)(s)(t)(x)	0.36	(3.46)	44.28	(5.78)	6.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70	0.79	1.07	1.80	4.15
Expenses after expense reductions (h)	0.25	0.25	0.24	0.22	0.20
Net investment income (loss) (l)	2.17	4.74	1.12	1.99	2.04
Portfolio turnover	14	18	21	9	34
Net assets at end of period (000 omitted)	$43,119	$28,505	$17,477	$7,252	$2,505
	Year ended
Class R4	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.64	$16.07	$11.31	$12.31	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.57	$0.18	$0.28	$0.31
Net realized and unrealized gain (loss)	(0.29)	(0.98)	4.84	(0.92)	0.43
Total from investment operations	$0.03	$(0.41)	$5.02	$(0.64)	$0.74
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.80)	$(0.17)	$(0.23)	$(0.26)
From net realized gain	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$(0.70)	$(1.02)	$(0.26)	$(0.36)	$(0.31)
Net asset value, end of period (x)	$13.97	$14.64	$16.07	$11.31	$12.31
Total return (%) (r)(s)(t)(x)	0.57	(3.31)	44.61	(5.55)	6.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.55	0.83	1.55	3.79
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.29	3.51	1.33	2.29	2.63
Portfolio turnover	14	18	21	9	34
Net assets at end of period (000 omitted)	$7,987	$3,227	$8,871	$4,568	$1,524
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R6	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$14.67	$16.11	$11.33	$12.33	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.88	$0.21	$0.27	$0.29
Net realized and unrealized gain (loss)	(0.34)	(1.26)	4.85	(0.90)	0.48
Total from investment operations	$0.06	$(0.38)	$5.06	$(0.63)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.84)	$(0.19)	$(0.24)	$(0.27)
From net realized gain	(0.39)	(0.22)	(0.09)	(0.13)	(0.05)
Total distributions declared to shareholders	$(0.72)	$(1.06)	$(0.28)	$(0.37)	$(0.32)
Net asset value, end of period (x)	$14.01	$14.67	$16.11	$11.33	$12.33
Total return (%) (r)(s)(t)(x)	0.77	(3.15)	44.87	(5.50)	6.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.31	0.40	0.69	1.48	3.80
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.87	5.38	1.49	2.21	2.43
Portfolio turnover	14	18	21	9	34
Net assets at end of period (000 omitted)	$60,227	$35,897	$25,148	$7,641	$3,309
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.21
Net realized and unrealized gain (loss)	(0.17)(g)	(1.12)
Total from investment operations	$0.01	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.41)
From net realized gain	(0.12)	—
Total distributions declared to shareholders	$(0.30)	$(0.41)
Net asset value, end of period (x)	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	0.42	(9.56)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	10.09	11.82(a)
Expenses after expense reductions (h)	0.15	0.12(a)
Net investment income (loss) (l)	2.24	3.44(a)
Portfolio turnover	15	4(n)
Net assets at end of period (000 omitted)	$539	$240
	Year ended
Class C	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.40
Net realized and unrealized gain (loss)	(0.18)(g)	(1.35)
Total from investment operations	$(0.06)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.38)
From net realized gain	(0.12)	—
Total distributions declared to shareholders	$(0.24)	$(0.38)
Net asset value, end of period (x)	$8.37	$8.67
Total return (%) (r)(s)(t)(x)	(0.42)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	11.64	13.66(a)
Expenses after expense reductions (h)	0.89	0.87(a)
Net investment income (loss) (l)	1.51	6.35(a)
Portfolio turnover	15	4(n)
Net assets at end of period (000 omitted)	$89	$52
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
	Year ended
Class I	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.48
Net realized and unrealized gain (loss)	(0.21)(g)	(1.37)
Total from investment operations	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.41)
From net realized gain	(0.12)	—
Total distributions declared to shareholders	$(0.31)	$(0.41)
Net asset value, end of period (x)	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	10.51	12.75(a)
Expenses after expense reductions (h)	0.00	0.00(a)
Net investment income (loss) (l)	2.75	7.56(a)
Portfolio turnover	15	4(n)
Net assets at end of period (000 omitted)	$64	$46
	Year ended
Class R1	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.42
Net realized and unrealized gain (loss)	(0.18)(g)	(1.37)
Total from investment operations	$(0.05)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.38)
From net realized gain	(0.12)	—
Total distributions declared to shareholders	$(0.24)	$(0.38)
Net asset value, end of period (x)	$8.38	$8.67
Total return (%) (r)(s)(t)(x)	(0.37)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	12.20	13.76(a)
Expenses after expense reductions (h)	0.89	0.87(a)
Net investment income (loss) (l)	1.59	6.58(a)
Portfolio turnover	15	4(n)
Net assets at end of period (000 omitted)	$53	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
	Year ended
Class R2	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.44
Net realized and unrealized gain (loss)	(0.18)(g)	(1.36)
Total from investment operations	$(0.01)	$(0.92)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.40)
From net realized gain	(0.12)	—
Total distributions declared to shareholders	$(0.28)	$(0.40)
Net asset value, end of period (x)	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	0.18	(9.67)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	10.75	13.14(a)
Expenses after expense reductions (h)	0.40	0.37(a)
Net investment income (loss) (l)	2.09	7.00(a)
Portfolio turnover	15	4(n)
Net assets at end of period (000 omitted)	$102	$60
	Year ended
Class R3	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.47
Net realized and unrealized gain (loss)	(0.11)(g)	(1.37)
Total from investment operations	$0.00	$(0.90)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.41)
From net realized gain	(0.12)	—
Total distributions declared to shareholders	$(0.30)	$(0.41)
Net asset value, end of period (x)	$8.39	$8.69
Total return (%) (r)(s)(t)(x)	0.36	(9.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	6.43	13.01(a)
Expenses after expense reductions (h)	0.17	0.12(a)
Net investment income (loss) (l)	1.39	7.33(a)
Portfolio turnover	15	4(n)
Net assets at end of period (000 omitted)	$1,729	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
	Year ended
Class R4	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.48
Net realized and unrealized gain (loss)	(0.15)(g)	(1.37)
Total from investment operations	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.41)
From net realized gain	(0.12)	—
Total distributions declared to shareholders	$(0.31)	$(0.41)
Net asset value, end of period (x)	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	9.06	12.76(a)
Expenses after expense reductions (h)	0.00	0.00(a)
Net investment income (loss) (l)	2.06	7.58(a)
Portfolio turnover	15	4(n)
Net assets at end of period (000 omitted)	$536	$45
	Year ended
Class R6	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.43
Net realized and unrealized gain (loss)	(0.20)(g)	(1.32)
Total from investment operations	$0.03	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.42)
From net realized gain	(0.12)	—
Total distributions declared to shareholders	$(0.31)	$(0.42)
Net asset value, end of period (x)	$8.41	$8.69
Total return (%) (r)(s)(t)(x)	0.72	(9.42)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	7.93	12.42(a)
Expenses after expense reductions (h)	0.00	0.00(a)
Net investment income (loss) (l)	2.78	6.79(a)
Portfolio turnover	15	4(n)
Net assets at end of period (000 omitted)	$3,358	$664

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1)  Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options

Notes to Financial Statements  - continued
are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2023 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$636,748,260	$—	$—	$636,748,260
MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$340,902,404	$—	$—	$340,902,404
MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$692,657,280	$—	$—	$692,657,280
MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$465,481,975	$—	$—	$465,481,975

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$613,492,691	$—	$—	$613,492,691
MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$391,563,435	$—	$—	$391,563,435
MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$413,630,893	$—	$—	$413,630,893
MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$262,563,012	$—	$—	$262,563,012
MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$126,631,602	$—	$—	$126,631,602
MFS Lifetime 2065 Fund
Financial Instruments
Mutual Funds	$6,496,436	$—	$—	$6,496,436
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 4/30/23	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$15,441,704	$11,357,402	$18,576,383	$13,094,415	$14,871,553
Long-term capital gains	10,974,927	10,806,145	24,740,029	17,592,868	21,817,115
Total distributions	$26,416,631	$22,163,547	$43,316,412	$30,687,283	$36,688,668
Year ended 4/30/23	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Ordinary income (including any short-term capital gains)	$9,359,451	$8,968,255	$5,462,444	$2,325,996	$58,250
Long-term capital gains	14,504,085	14,083,068	8,382,999	2,957,995	38,750
Total distributions	$23,863,536	$23,051,323	$13,845,443	$5,283,991	$97,000
Year ended 4/30/22	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$22,090,828	$18,622,133	$33,162,261	$25,561,088	$31,745,852
Long-term capital gains	16,921,401	12,586,220	31,199,403	11,477,126	19,200,683
Total distributions	$39,012,229	$31,208,353	$64,361,664	$37,038,214	$50,946,535
Year ended 4/30/22	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund (c)
Ordinary income (including any short-term capital gains)	$21,180,190	$21,192,108	$11,791,033	$3,768,650	$41,175
Long-term capital gains	7,178,079	8,556,055	3,576,033	598,368	—
Total distributions	$28,358,269	$29,748,163	$15,367,066	$4,367,018	$41,175
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Cost of investments	$608,281,382	$330,511,876	$620,992,866	$420,677,167	$507,174,518
Gross appreciation	54,882,904	26,017,138	101,689,399	58,092,411	119,043,741
Gross depreciation	(26,416,026)	(15,626,610)	(30,024,985)	(13,287,603)	(12,725,568)
Net unrealized appreciation (depreciation)	$28,466,878	$10,390,528	$71,664,414	$44,804,808	$106,318,173
Undistributed ordinary income	3,457,872	2,441,513	3,875,668	1,441,998	1,002,568
Undistributed long-term capital gain	—	—	6,548,093	3,098,892	11,509,947
Capital loss carryforwards	(934,279)	(1,040,353)	—	—	—
Other temporary differences	(1,255,359)	—	—	—	—
Total distributable earnings (loss)	$29,735,112	$11,791,688	$82,088,175	$49,345,698	$118,830,688

Notes to Financial Statements  - continued
As of 4/30/23	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Cost of investments	$353,462,293	$366,220,526	$247,190,025	$128,049,437	$6,657,446
Gross appreciation	43,916,863	52,424,967	20,870,379	2,820,977	171,970
Gross depreciation	(5,815,721)	(5,014,600)	(5,497,392)	(4,238,812)	(332,980)
Net unrealized appreciation (depreciation)	$38,101,142	$47,410,367	$15,372,987	$(1,417,835)	$(161,010)
Undistributed ordinary income	342,724	210,367	185,097	51,957	2,494
Undistributed long-term capital gain	6,838,410	8,977,497	6,012,477	2,678,308	79,024
Total distributable earnings (loss)	$45,282,276	$56,598,231	$21,570,561	$1,312,430	$(79,492)
As of April 30, 2023, the following funds had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund
Short-Term	$(934,279)	$(611,524)
Long-Term	—	(428,829)
Total	$(934,279)	$(1,040,353)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund
	Year Ended 4/30/23	Year Ended 4/30/22	Year Ended 4/30/23	Year Ended 4/30/22	Year Ended 4/30/23	Year Ended 4/30/22
Class A	$7,658,936	$9,807,685	$1,264,356	$1,985,756	$4,469,769	$7,032,486
Class B	72,364	118,063	40,256	80,251	167,329	419,626
Class C	1,513,442	3,422,376	177,154	247,400	401,191	940,949
Class I	1,937,482	2,936,897	170,985	243,332	411,170	676,119
Class R1	89,304	102,365	14,785	20,049	183,073	392,788
Class R2	970,048	483,548	778,630	1,206,479	2,578,672	4,512,901
Class R3	4,488,151	3,817,424	5,317,471	7,706,830	11,153,148	16,429,472
Class R4	1,333,712	1,034,446	1,750,011	3,010,853	3,223,628	6,112,707
Class R6	8,178,656	5,476,938	12,649,899	16,707,403	20,728,432	27,844,616
Class 529A	174,536	10,204,625	—	—	—	—
Class 529B	—	189,988	—	—	—	—
Class 529C	—	1,417,874	—	—	—	—
Total	$26,416,631	$39,012,229	$22,163,547	$31,208,353	$43,316,412	$64,361,664

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Year Ended 4/30/23	Year Ended 4/30/22	Year Ended 4/30/23	Year Ended 4/30/22	Year Ended 4/30/23	Year Ended 4/30/22
Class A	$1,833,455	$2,320,230	$2,874,116	$4,665,291	$1,260,866	$1,610,443
Class B	59,407	103,003	110,378	239,217	34,388	65,242
Class C	205,622	246,316	387,440	662,292	131,064	154,889
Class I	120,757	108,427	487,481	443,211	159,746	205,037
Class R1	45,789	34,032	164,288	327,198	22,090	26,093
Class R2	897,002	1,258,518	2,234,676	3,858,573	562,607	852,143
Class R3	7,968,371	10,933,795	9,870,855	14,205,982	7,153,536	9,293,873
Class R4	2,366,563	3,492,794	2,460,142	4,836,677	1,214,593	2,461,266
Class R6	17,190,317	18,541,099	18,099,292	21,708,094	13,324,646	13,689,283
Total	$30,687,283	$37,038,214	$36,688,668	$50,946,535	$23,863,536	$28,358,269
	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund		MFS Lifetime 2060 Fund
	Year Ended 4/30/23	Year Ended 4/30/22	Year Ended 4/30/23	Year Ended 4/30/22	Year Ended 4/30/23	Year Ended 4/30/22
Class A	$1,432,956	$2,107,096	$972,563	$1,258,975	$469,628	$455,356
Class B	54,886	124,989	25,204	47,582	6,556	10,248
Class C	176,827	292,874	121,684	180,306	39,581	47,868
Class I	347,085	103,644	41,667	41,450	16,731	18,437
Class R1	36,156	60,077	42,431	49,193	3,344	4,654
Class R2	977,549	1,642,015	471,625	650,149	80,011	111,001
Class R3	6,826,023	10,063,249	4,225,102	5,387,396	1,707,057	1,429,297
Class R4	1,427,668	2,509,146	892,610	1,232,418	192,059	184,859
Class R6	11,772,173	12,845,073	7,052,557	6,519,597	2,769,024	2,105,298
Total	$23,051,323	$29,748,163	$13,845,443	$15,367,066	$5,283,991	$4,367,018
	MFS Lifetime 2065 Fund
	Year Ended 4/30/23	Year Ended 4/30/22 (c)
Class A	$13,148	$5,464
Class C	1,908	1,913
Class I	2,318	2,074
Class R1	1,477	1,908
Class R2	2,772	2,355
Class R3	13,541	2,033
Class R4	2,062	2,075
Class R6	59,774	23,353
Total	$97,000	$41,175
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(3)  Transactions with Affiliates
Note regarding references to Class 529A shares in this “Note (3) Transactions with Affiliates”: Effective May 20, 2022, all Class 529A shares were redeemed. Accordingly, information with respect to Class 529A shares is for the period ending May 20, 2022.
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements  - continued
For classes other than Class R6 shares, the investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the year ended April 30, 2023, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$982,733	$581,500	$938,484	$677,527	$842,124
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$612,517	$656,104	$518,820	$369,601	$210,317
For Class R6 shares, the investment adviser has agreed to bear each fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.14)% annually of average daily net assets for all funds except for the MFS Lifetime Income Fund. For the period from May 1, 2022 through August 5, 2022, for Class R6 shares of the MFS Lifetime Income Fund, the investment adviser had agreed to bear the fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the class did not exceed (0.10)% annually of average daily net assets of the MFS Lifetime Income Fund. Effective August 6, 2022, for Class R6 shares of the MFS Lifetime Income Fund, the investment adviser has agreed to bear the fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.12)% annually of average daily net assets of the MFS Lifetime Income Fund. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2023. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2023, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:
	Class A	Class 529A
MFS Lifetime Income Fund	$3,550	$504
MFS Lifetime 2025 Fund	7,942	—
MFS Lifetime 2030 Fund	18,932	—
MFS Lifetime 2035 Fund	10,226	—
MFS Lifetime 2040 Fund	21,348	—
MFS Lifetime 2045 Fund	15,974	—
MFS Lifetime 2050 Fund	18,231	—
MFS Lifetime 2055 Fund	12,394	—
MFS Lifetime 2060 Fund	17,282	—
MFS Lifetime 2065 Fund	1,097	—
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$457,750
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	61,268
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	190,599
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	75,440
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	121,892
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	52,363
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	59,992
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	41,616
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	23,280
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	859
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$21,118
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	9,906
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	36,573
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	11,977
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	22,778
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	6,921
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	11,206
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	5,407
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	1,674
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$472,001
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	35,401
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	85,132
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	37,127
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	73,329
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	22,683
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	32,369
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	24,063
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	9,314
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	627

Notes to Financial Statements  - continued
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$24,639
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	3,189
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	36,946
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	9,022
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	34,203
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	4,281
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	6,815
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	8,088
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.50%	399
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	489
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$110,642
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	79,182
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	238,634
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	79,788
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	201,798
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	52,120
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	89,394
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	44,640
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	9,808
MFS Lifetime 2065 Fund	0.25%	0.25%	0.50%	0.50%	374
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$254,761
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	254,520
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	482,077
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	342,909
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	422,086
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	309,994
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	290,372
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	185,322
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	84,568
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	1,402
	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.23%	$25,907
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Total Distribution and Service Fees	$1,366,818	$443,466	$1,069,961	$556,263	$876,086

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Total Distribution and Service Fees	$448,362	$490,148	$309,136	$129,043	$3,751
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2023, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$24	$2	$41	$—	$15
Class B	3	—	—	—	—
Class C	8	—	—	—	1
Class R2	202	—	499	—	108
Class R3	9	2	38	125	529
Class 529A	2,093	N/A	N/A	N/A	N/A
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$16	$1	$3	$2	$1
Class C	—	1	—	1	—
Class R3	23	97	66	—	—
For the MFS Lifetime 2060 Fund, for the period from September 1, 2022 through April 30, 2023, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2023, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$1,311	$792	$976	$182	$741
Class B	2,394	559	988	120	362
Class C	2,662	732	581	652	1,005
CDSC Imposed	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$699	$569	$299	$172	$20
Class B	—	169	105	8	N/A
Class C	586	403	356	323	51
The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made.  The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. As described above, all Class 529A shares were redeemed on or before May 20, 2022. Accordingly, the foregoing agreement between the fund and MFD was terminated effective May 20, 2022. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements.  Program manager fees for the MFS Lifetime Income Fund for the year ended April 30, 2023, were as follows:
Fee
Class 529A	$5,181

Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended April 30, 2023, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Expenses paid	$94,493	$21,167	$52,476	$28,843	$50,750
Annual percentage of average daily net assets	0.0157%	0.0057%	0.0076%	0.0063%	0.0089%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Expenses paid	$30,655	$39,903	$36,322	$25,032	$2,770
Annual percentage of average daily net assets	0.0086%	0.0110%	0.0165%	0.0262%	0.1069%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$557,163	$302,046	$597,450	$378,565	$507,406
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$313,868	$344,073	$226,670	$100,286	$3,411
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2023 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Percentage of average daily net assets	0.0029%	0.0047%	0.0025%	0.0038%	0.0031%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Percentage of average daily net assets	0.0049%	0.0048%	0.0080%	0.0183%	0.6754%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
MFS Lifetime 2060 Fund	Class A	5,555	$89,153
MFS Lifetime 2060 Fund	Class R2	5,505	88,187
MFS Lifetime 2060 Fund	Class R4	5,587	90,174

Notes to Financial Statements  - continued
On August 31, 2021, MFS purchased the following fund shares as an initial investment in the fund:
Fund	Class	Shares	Amount
MFS Lifetime 2065 Fund	Class A	5,000	$50,000
MFS Lifetime 2065 Fund	Class C	5,000	50,000
MFS Lifetime 2065 Fund	Class I	5,000	50,000
MFS Lifetime 2065 Fund	Class R1	5,000	50,000
MFS Lifetime 2065 Fund	Class R2	5,000	50,000
MFS Lifetime 2065 Fund	Class R3	5,000	50,000
MFS Lifetime 2065 Fund	Class R4	5,000	50,000
MFS Lifetime 2065 Fund	Class R6	50,000	500,000
On August 3, 2022, MFS purchased the following fund shares:
Fund	Class	Shares	Amount
MFS Lifetime 2065 Fund	Class I	699	$6,000
MFS Lifetime 2065 Fund	Class R1	937	8,000
MFS Lifetime 2065 Fund	Class R4	815	7,000
At April 30, 2023, MFS held 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund. Also, MFS held approximately 51% and 80% of the outstanding shares of Class C and Class I, respectively, and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2065 Fund.
(4)  Portfolio Securities
For the year ended April 30, 2023, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Purchases	$96,620,641	$65,177,828	$119,909,687	$109,121,647	$141,411,686
Sales	$293,489,097	$135,629,417	$153,843,267	$119,313,581	$104,494,773
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Purchases	$117,469,479	$148,535,497	$83,641,401	$58,395,106	$5,501,367
Sales	$82,047,801	$77,909,736	$29,414,503	$13,482,444	$413,252

Notes to Financial Statements  - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2025 Fund
	Year ended 4/30/23		Year ended 4/30/22		Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,939,043	$ 23,081,811	2,936,702	$ 40,058,978	386,169	$ 4,922,186	430,550	$ 6,355,462
Class B	9,190	108,855	1,642	21,697	—	—	2,519	34,202
Class C	253,264	3,026,937	297,217	4,097,934	72,046	904,804	35,343	519,570
Class I	843,785	10,123,736	764,329	10,436,927	38,312	483,592	92,075	1,322,459
Class R1	51,608	616,153	73,584	985,960	5,569	71,520	3,924	58,622
Class R2	365,356	4,351,884	128,678	1,763,836	244,098	3,113,185	208,574	3,047,245
Class R3	2,059,654	24,480,194	1,826,018	24,825,448	1,687,674	21,414,360	2,638,787	38,972,441
Class R4	1,489,589	18,131,500	187,548	2,578,863	892,389	11,413,620	664,421	10,072,796
Class R6	8,240,043	99,193,242	1,170,180	16,004,181	5,174,368	65,971,483	3,924,237	58,102,536
Class 529A	248,093	2,495,454	10,660,485	116,626,233	—	—	—	—
Class 529B	—	—	103,719	1,177,862	—	—	—	—
Class 529C	—	—	994,778	11,228,950	—	—	—	—
	15,499,625	$185,609,766	19,144,880	$229,806,869	8,500,625	$108,294,750	8,000,430	$118,485,333
Shares issued in connection with acquisition of MFS Lifetime 2020 Fund
Class A	3,049,968	$ 37,667,110
Class B	95,301	1,176,967
Class C	312,197	3,852,508
Class I	265,139	3,274,471
Class R1	84,922	1,050,490
Class R2	1,809,715	22,349,976
Class R3	4,949,814	61,130,203
Class R4	1,478,497	18,259,440
Class R6	6,629,463	82,139,036
	18,675,016	$230,900,201
Shares issued to shareholders in reinvestment of distributions
Class A	630,080	$ 7,370,558	689,857	$ 9,419,979	102,267	$ 1,234,363	132,057	$ 1,933,315
Class B	6,092	70,958	8,328	113,846	3,344	40,256	5,508	80,251
Class C	128,674	1,500,466	248,765	3,397,857	14,862	177,154	17,086	247,400
Class I	142,961	1,675,593	186,728	2,550,053	14,131	170,985	16,570	243,250
Class R1	7,655	89,275	7,486	102,357	1,217	14,785	1,360	20,049
Class R2	81,717	951,792	32,909	449,634	64,547	777,796	82,392	1,203,748
Class R3	384,042	4,484,557	277,602	3,793,525	441,284	5,317,471	527,143	7,706,830
Class R4	113,782	1,327,703	74,556	1,020,508	142,750	1,732,989	202,854	2,988,038
Class R6	655,172	7,674,124	370,055	5,069,546	975,307	11,830,480	1,057,427	15,554,744
Class 529A	—	—	886,980	9,822,798	—	—	—	—
Class 529B	—	—	16,690	185,729	—	—	—	—
Class 529C	—	—	123,651	1,372,374	—	—	—	—
	2,150,175	$25,145,026	2,923,607	$37,298,206	1,759,709	$21,296,279	2,042,397	$29,977,625

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2025 Fund − continued
	Year ended 4/30/23		Year ended 4/30/22		Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,952,373)	$ (35,215,392)	(2,157,843)	$ (29,606,727)	(612,701)	$ (7,828,647)	(536,436)	$ (7,945,279)
Class B	(126,048)	(1,492,382)	(98,490)	(1,355,317)	(26,841)	(335,916)	(18,211)	(264,868)
Class C	(1,848,073)	(22,025,488)	(1,998,702)	(27,273,041)	(78,202)	(973,918)	(94,069)	(1,384,791)
Class I	(1,226,165)	(14,545,947)	(729,666)	(9,874,183)	(143,298)	(1,861,480)	(11,130)	(158,823)
Class R1	(53,033)	(633,153)	(78,201)	(1,040,745)	(2,528)	(32,292)	(7,134)	(107,589)
Class R2	(606,610)	(7,176,513)	(304,094)	(4,198,716)	(429,857)	(5,366,293)	(505,389)	(7,496,808)
Class R3	(2,264,031)	(26,893,818)	(2,649,414)	(36,350,168)	(2,371,659)	(30,129,331)	(2,510,547)	(37,409,023)
Class R4	(1,782,203)	(21,306,179)	(1,574,635)	(21,845,808)	(705,124)	(9,088,190)	(3,774,324)	(57,600,980)
Class R6	(6,645,922)	(78,064,102)	(1,354,687)	(18,330,604)	(9,815,696)	(122,096,416)	(3,999,012)	(59,343,413)
Class 529A	(17,366,010)	(172,809,991)	(8,564,743)	(94,605,539)	—	—	—	—
Class 529B	—	—	(459,429)	(4,980,248)	—	—	—	—
Class 529C	—	—	(3,678,567)	(39,639,831)	—	—	—	—
	(34,870,468)	$(380,162,965)	(23,648,471)	$(289,100,927)	(14,185,906)	$(177,712,483)	(11,456,252)	$(171,711,574)
Net change
Class A	2,666,718	$ 32,904,087	1,468,716	$ 19,872,230	(124,265)	$ (1,672,098)	26,171	$ 343,498
Class B	(15,465)	(135,602)	(88,520)	(1,219,774)	(23,497)	(295,660)	(10,184)	(150,415)
Class C	(1,153,938)	(13,645,577)	(1,452,720)	(19,777,250)	8,706	108,040	(41,640)	(617,821)
Class I	25,720	527,853	221,391	3,112,797	(90,855)	(1,206,903)	97,515	1,406,886
Class R1	91,152	1,122,765	2,869	47,572	4,258	54,013	(1,850)	(28,918)
Class R2	1,650,178	20,477,139	(142,507)	(1,985,246)	(121,212)	(1,475,312)	(214,423)	(3,245,815)
Class R3	5,129,479	63,201,136	(545,794)	(7,731,195)	(242,701)	(3,397,500)	655,383	9,270,248
Class R4	1,299,665	16,412,464	(1,312,531)	(18,246,437)	330,015	4,058,419	(2,907,049)	(44,540,146)
Class R6	8,878,756	110,942,300	185,548	2,743,123	(3,666,021)	(44,294,453)	982,652	14,313,867
Class 529A	(17,117,917)	(170,314,537)	2,982,722	31,843,492	—	—	—	—
Class 529B	—	—	(339,020)	(3,616,657)	—	—	—	—
Class 529C	—	—	(2,560,138)	(27,038,507)	—	—	—	—
	1,454,348	$61,492,028	(1,579,984)	$(21,995,852)	(3,925,572)	$(48,121,454)	(1,413,425)	$(23,248,616)
	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Year ended 4/30/23		Year ended 4/30/22		Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	634,470	$ 9,625,569	826,763	$ 14,694,261	396,735	$ 6,240,446	476,912	$ 8,872,004
Class B	26	381	2,065	35,716	8	132	1,731	31,681
Class C	88,213	1,308,553	105,073	1,863,284	87,644	1,368,091	33,896	621,545
Class I	289,608	4,580,850	205,174	3,755,925	67,567	1,068,723	28,791	543,880
Class R1	33,857	509,895	69,206	1,197,444	17,097	261,966	35,265	596,340
Class R2	542,629	8,132,715	660,459	11,565,292	240,895	3,820,373	274,581	5,031,795
Class R3	2,849,602	42,962,175	4,067,997	72,621,265	2,089,044	32,704,299	2,763,648	51,327,402
Class R4	2,180,010	33,788,712	719,442	13,299,398	780,390	12,309,822	550,838	10,453,575
Class R6	7,579,454	115,107,062	4,580,292	82,014,152	6,393,615	100,192,969	3,809,173	70,909,801
	14,197,869	$216,015,912	11,236,471	$201,046,737	10,072,995	$157,966,821	7,974,835	$148,388,023

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund − continued				MFS Lifetime 2035 Fund − continued
	Year ended 4/30/23		Year ended 4/30/22		Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	300,979	$ 4,300,996	382,031	$ 6,788,684	114,233	$ 1,684,932	112,150	$ 2,088,232
Class B	11,794	167,118	23,777	418,000	4,039	59,407	5,556	103,003
Class C	27,873	391,342	52,579	916,459	14,024	204,044	13,264	244,060
Class I	26,543	381,417	35,638	636,136	7,894	116,667	5,478	102,283
Class R1	12,874	183,073	22,242	392,788	3,109	45,789	1,829	34,032
Class R2	180,747	2,561,190	254,531	4,484,827	60,730	896,975	67,516	1,258,495
Class R3	783,227	11,153,148	927,695	16,429,472	539,497	7,968,371	586,577	10,933,795
Class R4	220,844	3,182,368	337,284	6,040,757	159,150	2,366,563	186,183	3,492,794
Class R6	1,302,388	18,741,359	1,373,585	24,559,697	1,014,738	15,068,865	847,437	15,880,967
	2,867,269	$41,062,011	3,409,362	$60,666,820	1,917,414	$28,411,613	1,825,990	$34,137,661
Shares reacquired
Class A	(645,688)	$ (9,809,860)	(785,435)	$ (13,841,138)	(201,754)	$ (3,157,387)	(319,863)	$ (5,934,680)
Class B	(81,754)	(1,221,737)	(103,891)	(1,831,513)	(18,522)	(289,977)	(10,676)	(196,141)
Class C	(247,132)	(3,709,676)	(202,667)	(3,545,624)	(32,788)	(505,703)	(30,159)	(559,164)
Class I	(317,537)	(4,848,674)	(177,252)	(3,124,276)	(32,998)	(518,681)	(20,277)	(374,225)
Class R1	(84,132)	(1,266,228)	(142,680)	(2,459,583)	(12,423)	(193,708)	(6,212)	(114,759)
Class R2	(900,130)	(13,446,089)	(990,552)	(17,692,675)	(393,276)	(6,036,023)	(432,190)	(8,148,030)
Class R3	(2,660,474)	(40,239,632)	(3,520,953)	(63,715,683)	(2,226,349)	(34,962,090)	(2,370,103)	(44,408,051)
Class R4	(2,080,364)	(32,447,960)	(4,210,706)	(78,281,457)	(431,624)	(6,912,686)	(3,116,882)	(60,059,835)
Class R6	(9,462,838)	(140,048,239)	(2,758,911)	(49,813,544)	(7,435,492)	(113,101,010)	(1,481,695)	(27,639,378)
	(16,480,049)	$(247,038,095)	(12,893,047)	$(234,305,493)	(10,785,226)	$(165,677,265)	(7,788,057)	$(147,434,263)
Net change
Class A	289,761	$ 4,116,705	423,359	$ 7,641,807	309,214	$ 4,767,991	269,199	$ 5,025,556
Class B	(69,934)	(1,054,238)	(78,049)	(1,377,797)	(14,475)	(230,438)	(3,389)	(61,457)
Class C	(131,046)	(2,009,781)	(45,015)	(765,881)	68,880	1,066,432	17,001	306,441
Class I	(1,386)	113,593	63,560	1,267,785	42,463	666,709	13,992	271,938
Class R1	(37,401)	(573,260)	(51,232)	(869,351)	7,783	114,047	30,882	515,613
Class R2	(176,754)	(2,752,184)	(75,562)	(1,642,556)	(91,651)	(1,318,675)	(90,093)	(1,857,740)
Class R3	972,355	13,875,691	1,474,739	25,335,054	402,192	5,710,580	980,122	17,853,146
Class R4	320,490	4,523,120	(3,153,980)	(58,941,302)	507,916	7,763,699	(2,379,861)	(46,113,466)
Class R6	(580,996)	(6,199,818)	3,194,966	56,760,305	(27,139)	2,160,824	3,174,915	59,151,390
	585,089	$10,039,828	1,752,786	$27,408,064	1,205,183	$20,701,169	2,012,768	$35,091,421
	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Year ended 4/30/23		Year ended 4/30/22		Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	513,194	$ 8,703,305	425,267	$ 8,531,346	360,922	$ 6,075,782	329,248	$ 6,388,573
Class B	1,406	23,383	1,125	22,234	—	—	1,088	22,886
Class C	66,352	1,102,996	63,872	1,263,480	58,066	946,570	26,229	516,992
Class I	259,384	4,460,483	100,043	2,073,275	50,698	857,100	32,031	637,136
Class R1	42,218	701,564	50,673	992,387	10,285	170,810	8,590	163,825
Class R2	504,169	8,499,721	494,238	9,886,682	145,317	2,419,509	181,664	3,559,399
Class R3	2,606,391	43,902,492	3,248,381	65,135,731	1,977,527	32,736,692	2,577,120	50,476,937
Class R4	1,874,637	32,476,792	504,057	10,531,298	691,181	11,642,980	373,295	7,583,357
Class R6	7,294,741	123,888,531	3,284,786	66,975,268	6,350,626	105,138,036	2,748,174	54,592,402
	13,162,492	$223,759,267	8,172,442	$165,411,701	9,644,622	$159,987,479	6,277,439	$123,941,507

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund − continued				MFS Lifetime 2045 Fund − continued
	Year ended 4/30/23		Year ended 4/30/22		Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	165,639	$ 2,640,289	205,626	$ 4,165,987	73,378	$ 1,148,366	66,848	$ 1,332,945
Class B	6,913	109,985	11,659	235,401	2,204	34,388	3,285	65,242
Class C	24,626	384,906	33,117	658,368	8,470	130,945	7,846	154,889
Class I	29,468	473,251	20,701	422,501	10,156	159,746	10,231	205,037
Class R1	10,378	164,288	16,295	327,198	1,412	22,090	1,309	26,093
Class R2	138,247	2,192,601	188,169	3,791,607	36,016	562,575	42,840	852,096
Class R3	619,639	9,870,855	701,530	14,205,982	457,387	7,153,536	466,560	9,293,873
Class R4	152,368	2,459,223	235,870	4,835,335	77,071	1,213,873	122,644	2,460,233
Class R6	983,420	15,852,736	903,861	18,502,034	764,854	12,023,500	601,572	12,043,466
	2,130,698	$34,148,134	2,316,828	$47,144,413	1,430,948	$22,449,019	1,323,135	$26,433,874
Shares reacquired
Class A	(441,711)	$ (7,479,502)	(623,289)	$ (12,624,513)	(135,163)	$ (2,252,069)	(237,630)	$ (4,730,304)
Class B	(39,301)	(659,656)	(39,948)	(805,661)	(3,423)	(56,124)	(9,732)	(189,192)
Class C	(128,016)	(2,107,011)	(92,124)	(1,832,800)	(22,144)	(358,910)	(17,250)	(340,339)
Class I	(113,521)	(1,939,016)	(27,399)	(556,413)	(9,287)	(155,223)	(11,941)	(225,417)
Class R1	(95,222)	(1,577,743)	(39,436)	(771,691)	(2,953)	(49,597)	(15,303)	(308,639)
Class R2	(693,165)	(11,684,879)	(844,519)	(17,188,282)	(195,770)	(3,180,632)	(353,461)	(7,099,753)
Class R3	(2,392,144)	(40,333,406)	(2,127,556)	(42,990,532)	(1,876,195)	(31,002,736)	(1,359,158)	(27,204,271)
Class R4	(1,307,817)	(23,037,134)	(3,608,044)	(75,675,554)	(533,032)	(9,073,829)	(2,772,888)	(56,611,260)
Class R6	(5,731,402)	(94,961,768)	(1,616,528)	(32,844,832)	(4,756,652)	(76,854,711)	(1,056,516)	(21,107,425)
	(10,942,299)	$(183,780,115)	(9,018,843)	$(185,290,278)	(7,534,619)	$(122,983,831)	(5,833,879)	$(117,816,600)
Net change
Class A	237,122	$ 3,864,092	7,604	$ 72,820	299,137	$ 4,972,079	158,466	$ 2,991,214
Class B	(30,982)	(526,288)	(27,164)	(548,026)	(1,219)	(21,736)	(5,359)	(101,064)
Class C	(37,038)	(619,109)	4,865	89,048	44,392	718,605	16,825	331,542
Class I	175,331	2,994,718	93,345	1,939,363	51,567	861,623	30,321	616,756
Class R1	(42,626)	(711,891)	27,532	547,894	8,744	143,303	(5,404)	(118,721)
Class R2	(50,749)	(992,557)	(162,112)	(3,509,993)	(14,437)	(198,548)	(128,957)	(2,688,258)
Class R3	833,886	13,439,941	1,822,355	36,351,181	558,719	8,887,492	1,684,522	32,566,539
Class R4	719,188	11,898,881	(2,868,117)	(60,308,921)	235,220	3,783,024	(2,276,949)	(46,567,670)
Class R6	2,546,759	44,779,499	2,572,119	52,632,470	2,358,828	40,306,825	2,293,230	45,528,443
	4,350,891	$74,127,286	1,470,427	$27,265,836	3,540,951	$59,452,667	1,766,695	$32,558,781
	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Year ended 4/30/23		Year ended 4/30/22		Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	364,851	$ 7,302,330	252,045	$ 6,019,630	363,044	$ 6,220,154	267,258	$ 5,465,294
Class B	372	6,839	—	—	—	—	—	—
Class C	51,556	1,001,183	23,288	545,886	32,632	553,339	22,614	460,659
Class I	1,093,643	22,813,928	36,143	835,341	48,946	827,616	22,339	470,696
Class R1	8,099	159,745	16,104	366,729	25,465	433,844	12,186	244,259
Class R2	284,399	5,645,668	235,308	5,569,204	213,502	3,701,473	165,525	3,365,611
Class R3	1,871,007	36,985,841	1,887,642	44,538,296	1,669,100	28,639,603	1,442,570	29,397,607
Class R4	1,525,549	30,666,021	300,510	7,295,992	564,425	9,890,646	292,896	6,109,365
Class R6	5,090,385	100,592,550	2,223,596	52,785,092	4,457,184	76,341,194	2,119,489	43,471,257
	10,289,861	$205,174,105	4,974,636	$117,956,170	7,374,298	$126,607,869	4,344,877	$88,984,748

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund − continued				MFS Lifetime 2055 Fund − continued
	Year ended 4/30/23		Year ended 4/30/22		Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	70,311	$ 1,319,739	79,973	$ 1,917,746	46,652	$ 753,900	48,841	$ 1,006,129
Class B	2,960	54,886	5,284	124,989	1,560	25,204	2,314	47,582
Class C	9,289	170,724	12,452	292,874	7,468	119,339	8,776	178,864
Class I	18,433	345,992	4,329	103,644	2,574	41,647	2,010	41,450
Class R1	1,958	36,156	2,545	60,077	2,645	42,431	2,403	49,193
Class R2	52,623	977,206	69,177	1,641,562	28,692	464,238	31,118	641,026
Class R3	366,990	6,826,023	423,181	10,063,249	261,293	4,225,102	261,397	5,387,396
Class R4	76,054	1,427,526	104,635	2,509,146	54,721	892,500	59,336	1,232,418
Class R6	582,906	10,917,829	487,643	11,674,167	398,254	6,487,552	281,838	5,848,135
	1,181,524	$22,076,081	1,189,219	$28,387,454	803,859	$13,051,913	698,033	$14,432,193
Shares reacquired
Class A	(122,541)	$ (2,469,370)	(210,167)	$ (4,983,056)	(114,006)	$ (1,964,255)	(189,613)	$ (3,838,565)
Class B	(13,862)	(269,697)	(18,044)	(418,212)	(4,841)	(83,808)	(5,030)	(103,673)
Class C	(36,150)	(718,589)	(47,005)	(1,103,526)	(22,760)	(384,928)	(25,177)	(512,363)
Class I	(1,059,375)	(21,335,496)	(15,694)	(365,356)	(3,603)	(61,762)	(17,663)	(378,837)
Class R1	(10,515)	(204,381)	(13,151)	(302,751)	(4,291)	(73,609)	(8,673)	(178,727)
Class R2	(317,299)	(6,285,691)	(612,710)	(14,769,906)	(212,801)	(3,589,164)	(569,713)	(11,814,420)
Class R3	(1,750,365)	(34,375,588)	(1,483,387)	(35,605,071)	(1,525,477)	(25,963,858)	(888,868)	(18,521,840)
Class R4	(500,642)	(10,262,398)	(2,246,946)	(55,508,210)	(341,873)	(6,073,727)	(1,427,936)	(30,312,705)
Class R6	(2,963,605)	(57,414,823)	(841,717)	(20,153,772)	(1,964,136)	(33,247,965)	(614,339)	(12,715,853)
	(6,774,354)	$(133,336,033)	(5,488,821)	$(133,209,860)	(4,193,788)	$(71,443,076)	(3,747,012)	$(78,376,983)
Net change
Class A	312,621	$ 6,152,699	121,851	$ 2,954,320	295,690	$ 5,009,799	126,486	$ 2,632,858
Class B	(10,530)	(207,972)	(12,760)	(293,223)	(3,281)	(58,604)	(2,716)	(56,091)
Class C	24,695	453,318	(11,265)	(264,766)	17,340	287,750	6,213	127,160
Class I	52,701	1,824,424	24,778	573,629	47,917	807,501	6,686	133,309
Class R1	(458)	(8,480)	5,498	124,055	23,819	402,666	5,916	114,725
Class R2	19,723	337,183	(308,225)	(7,559,140)	29,393	576,547	(373,070)	(7,807,783)
Class R3	487,632	9,436,276	827,436	18,996,474	404,916	6,900,847	815,099	16,263,163
Class R4	1,100,961	21,831,149	(1,841,801)	(45,703,072)	277,273	4,709,419	(1,075,704)	(22,970,922)
Class R6	2,709,686	54,095,556	1,869,522	44,305,487	2,891,302	49,580,781	1,786,988	36,603,539
	4,697,031	$93,914,153	675,034	$13,133,764	3,984,369	$68,216,706	1,295,898	$25,039,958
	MFS Lifetime 2060 Fund				MFS Lifetime 2065 Fund
	Year ended 4/30/23		Year ended 4/30/22		Year ended 4/30/23		Year ended 4/30/22 (c)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	280,404	$ 3,849,663	241,447	$ 3,962,591	37,159	$ 306,713	27,184	$ 256,895
Class C	23,016	313,628	17,566	282,211	5,583	45,712	5,793	57,270
Class I	7,598	104,441	6,289	103,954	2,053	17,106	5,110	51,001
Class R1	—	—	250	4,095	937	8,000	5,001	50,000
Class R2	94,774	1,302,985	79,064	1,283,102	5,108	42,003	6,711	66,322
Class R3	1,597,954	21,886,101	1,157,847	18,542,592	204,615	1,673,072	5,000	50,000
Class R4	385,411	5,338,715	162,924	2,654,422	59,769	501,316	5,000	50,000
Class R6	2,944,975	40,407,482	1,265,249	20,560,682	346,587	2,857,157	74,096	727,018
	5,334,132	$73,203,015	2,930,636	$47,393,649	661,811	$5,451,079	133,895	$1,308,506

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund − continued				MFS Lifetime 2065 Fund − continued
	Year ended 4/30/23		Year ended 4/30/22		Year ended 4/30/23		Year ended 4/30/22 (c)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	36,105	$ 467,922	27,762	$ 455,025	1,679	$ 13,148	558	$ 5,464
Class B	505	6,556	625	10,248	—	—	—	—
Class C	3,075	39,581	2,940	47,868	243	1,908	195	1,913
Class I	1,279	16,695	1,117	18,437	295	2,318	211	2,074
Class R1	257	3,344	283	4,654	188	1,477	194	1,908
Class R2	6,174	80,011	6,781	111,001	354	2,772	240	2,355
Class R3	131,616	1,707,057	87,099	1,429,297	1,729	13,541	207	2,033
Class R4	14,728	192,059	11,210	184,859	263	2,062	211	2,075
Class R6	185,053	2,418,637	107,040	1,768,301	7,624	59,774	2,381	23,353
	378,792	$4,931,862	244,857	$4,029,690	12,375	$97,000	4,197	$41,175
Shares reacquired
Class A	(52,387)	$ (721,858)	(66,640)	$ (1,105,947)	(2,185)	$ (18,063)	(93)	$ (869)
Class B	(695)	(9,465)	(268)	(4,289)	—	—	—	—
Class C	(8,506)	(117,688)	(6,669)	(107,515)	(1,165)	(9,596)	(24)	(222)
Class I	(653)	(8,799)	(1,676)	(27,029)	(6)	(50)	(3)	(25)
Class R1	—	—	(251)	(4,211)	—	—	—	—
Class R2	(87,171)	(1,156,842)	(39,650)	(646,274)	(206)	(1,698)	(7)	(66)
Class R3	(582,305)	(7,965,743)	(379,140)	(6,129,529)	(5,437)	(44,373)	—	—
Class R4	(48,890)	(682,539)	(505,627)	(8,417,983)	(1,458)	(12,155)	—	—
Class R6	(1,277,186)	(17,216,728)	(487,073)	(7,945,299)	(31,267)	(260,044)	(96)	(889)
	(2,057,793)	$(27,879,662)	(1,486,994)	$(24,388,076)	(41,724)	$(345,979)	(223)	$(2,071)
Net change
Class A	264,122	$ 3,595,727	202,569	$ 3,311,669	36,653	$ 301,798	27,649	$ 261,490
Class B	(190)	(2,909)	357	5,959	—	—	—	—
Class C	17,585	235,521	13,837	222,564	4,661	38,024	5,964	58,961
Class I	8,224	112,337	5,730	95,362	2,342	19,374	5,318	53,050
Class R1	257	3,344	282	4,538	1,125	9,477	5,195	51,908
Class R2	13,777	226,154	46,195	747,829	5,256	43,077	6,944	68,611
Class R3	1,147,265	15,627,415	865,806	13,842,360	200,907	1,642,240	5,207	52,033
Class R4	351,249	4,848,235	(331,493)	(5,578,702)	58,574	491,223	5,211	52,075
Class R6	1,852,842	25,609,391	885,216	14,383,684	322,944	2,656,887	76,381	749,482
	3,655,131	$50,255,215	1,688,499	$27,035,263	632,462	$5,202,100	137,869	$1,347,610
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
Effective June 1, 2019, purchases of each fund's Class B and Class 529B (if applicable) shares were closed to new and existing investors subject to certain exceptions. For the MFS Lifetime Income Fund, effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. On March 30, 2023, the funds announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires

Notes to Financial Statements  - continued
on March 14, 2024 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2023, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Commitment Fee	$2,735	$1,835	$3,270	$2,281	$2,709
Interest Expense	4,595	8,187	9,414	8,691	6,719
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Commitment Fee	$1,757	$1,628	$1,021	$454	$8
Interest Expense	5,733	3,648	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,705,628	$7,424,453	$5,477,495	$173,564	$(1,072,739)	$12,753,411
MFS Blended Research Growth Equity Fund	11,477,935	7,178,546	5,246,950	(154,463)	(504,568)	12,750,500
MFS Blended Research International Equity Fund	14,893,022	8,813,276	8,481,371	636,188	(5,605)	15,855,510
MFS Blended Research Mid Cap Equity Fund	17,517,440	11,425,444	9,006,321	262,087	(1,243,005)	18,955,645
MFS Blended Research Small Cap Equity Fund	5,749,446	3,986,338	2,708,584	154,294	(850,315)	6,331,179
MFS Blended Research Value Equity Fund	11,811,522	7,514,251	6,029,199	823,509	(1,402,534)	12,717,549
MFS Commodity Strategy Fund	12,356,039	11,624,324	6,549,436	221,855	(5,070,414)	12,582,368
MFS Emerging Markets Debt Fund	6,060,907	3,671,133	2,944,064	(618,999)	214,090	6,383,067
MFS Emerging Markets Debt Local Currency Fund	5,994,229	3,285,248	3,355,331	(437,662)	887,885	6,374,369
MFS Global Opportunistic Bond Fund	42,810,062	22,595,651	19,888,217	(2,986,152)	1,962,792	44,494,136
MFS Global Real Estate Fund	11,830,220	8,579,012	4,973,617	373,659	(2,991,480)	12,817,794
MFS Government Securities Fund	61,201,977	33,803,525	28,967,905	(3,405,481)	1,005,642	63,637,758
MFS Growth Fund	11,446,018	7,077,680	5,374,838	1,220,828	(1,570,510)	12,799,178
MFS High Income Fund	12,202,992	6,655,395	5,559,954	(679,309)	115,191	12,734,315
MFS Inflation-Adjusted Bond Fund	61,414,378	35,623,184	27,096,970	(1,087,958)	(5,515,098)	63,337,536
MFS Institutional Money Market Portfolio	1,061,965	27,370,206	27,245,987	(932)	187	1,185,439
MFS International Growth Fund	2,987,425	1,699,108	1,736,242	407,015	(179,582)	3,177,724
MFS International Intrinsic Value Fund	2,978,250	2,104,270	1,683,758	123,734	(355,249)	3,167,247
MFS Limited Maturity Fund	123,552,457	69,177,773	64,340,361	(3,333,742)	1,930,315	126,986,442
MFS Mid Cap Growth Fund	8,604,487	5,119,425	4,156,958	1,068,021	(1,156,383)	9,478,592
MFS Mid Cap Value Fund	8,808,563	5,706,946	4,572,706	1,817,260	(2,213,559)	9,546,504
MFS New Discovery Fund	2,880,117	1,790,650	1,445,227	(240,017)	180,811	3,166,334
MFS New Discovery Value Fund	2,921,131	2,039,996	1,507,064	398,824	(682,514)	3,170,373
MFS Research Fund	11,667,473	7,351,760	5,414,016	1,486,491	(2,317,792)	12,773,916
MFS Research International Fund	8,918,970	5,210,138	5,213,097	1,064,507	(451,410)	9,529,108
MFS Total Return Bond Fund	121,888,157	67,113,222	55,887,417	(6,618,394)	843,622	127,339,190
MFS Value Fund	11,791,665	7,334,734	5,871,999	1,943,682	(2,495,006)	12,703,076
	$606,532,475	$381,275,688	$320,735,084	$(7,387,591)	$(22,937,228)	$636,748,260

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$166,754	$929,649
MFS Blended Research Growth Equity Fund	20,050	288,132
MFS Blended Research International Equity Fund	311,103	130,591
MFS Blended Research Mid Cap Equity Fund	226,428	734,886
MFS Blended Research Small Cap Equity Fund	—	255,481
MFS Blended Research Value Equity Fund	162,292	854,155
MFS Commodity Strategy Fund	2,826,436	—
MFS Emerging Markets Debt Fund	436,911	—
MFS Emerging Markets Debt Local Currency Fund	75,948	—
MFS Global Opportunistic Bond Fund	104,488	1,576,026
MFS Global Real Estate Fund	86,578	667,173
MFS Government Securities Fund	1,480,740	—
MFS Growth Fund	—	132,255
MFS High Income Fund	702,381	—
MFS Inflation-Adjusted Bond Fund	4,002,818	—
MFS Institutional Money Market Portfolio	31,436	—
MFS International Growth Fund	39,682	58,151
MFS International Intrinsic Value Fund	37,245	392,492
MFS Limited Maturity Fund	3,248,208	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	161,807	343,906
MFS New Discovery Fund	—	2,906
MFS New Discovery Value Fund	117,575	97,248
MFS Research Fund	132,677	824,022
MFS Research International Fund	173,883	—
MFS Total Return Bond Fund	4,549,784	—
MFS Value Fund	237,508	—
	$19,332,732	$7,287,073

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$10,782,613	$2,240,223	$3,877,522	$(40,037)	$(613,030)	$8,492,247
MFS Blended Research Growth Equity Fund	10,499,972	2,653,558	4,269,959	(274,915)	(116,526)	8,492,130
MFS Blended Research International Equity Fund	14,395,742	1,908,596	5,483,387	398,953	(194,072)	11,025,832
MFS Blended Research Mid Cap Equity Fund	14,777,601	3,026,779	5,402,906	2,277	(643,271)	11,760,480
MFS Blended Research Small Cap Equity Fund	3,951,872	1,194,877	1,414,662	(12,618)	(341,169)	3,378,300
MFS Blended Research Value Equity Fund	10,883,003	1,769,728	3,732,269	459,420	(908,969)	8,470,913
MFS Commodity Strategy Fund	8,416,875	4,526,932	3,163,701	(215,940)	(2,877,055)	6,687,111
MFS Emerging Markets Debt Fund	7,005,802	1,153,802	2,637,795	(629,830)	172,432	5,064,411
MFS Emerging Markets Debt Local Currency Fund	6,924,168	680,201	2,874,172	(405,971)	743,001	5,067,227
MFS Global Opportunistic Bond Fund	29,272,064	4,063,840	8,867,185	(1,621,264)	939,552	23,787,007
MFS Global Real Estate Fund	8,084,897	2,814,817	2,435,457	(78,646)	(1,546,816)	6,838,795
MFS Government Securities Fund	41,981,960	6,440,438	12,846,879	(2,158,422)	610,271	34,027,368
MFS Growth Fund	10,447,231	2,359,832	4,131,818	546,208	(688,937)	8,532,516
MFS High Income Fund	14,118,503	1,523,634	4,963,329	(706,573)	142,464	10,114,699
MFS Inflation-Adjusted Bond Fund	42,079,286	8,534,270	12,467,035	(1,801,103)	(2,475,292)	33,870,126
MFS Institutional Money Market Portfolio	786,735	11,121,198	10,956,223	45	144	951,899
MFS International Growth Fund	3,443,816	364,163	1,413,766	270,309	(110,193)	2,554,329
MFS International Intrinsic Value Fund	3,446,023	801,286	1,422,961	(37,697)	(238,945)	2,547,706
MFS Limited Maturity Fund	55,283,420	14,514,991	17,812,248	(1,258,398)	544,975	51,272,740
MFS Mid Cap Growth Fund	7,250,048	1,283,283	2,683,689	392,339	(336,752)	5,905,229
MFS Mid Cap Value Fund	7,433,952	1,432,378	2,652,483	648,747	(923,938)	5,938,656
MFS New Discovery Fund	1,957,953	494,477	760,404	(124,425)	125,846	1,693,447
MFS New Discovery Value Fund	2,007,626	572,143	706,798	83,889	(263,612)	1,693,248
MFS Research Fund	10,754,605	2,051,891	3,765,512	394,692	(931,343)	8,504,333
MFS Research International Fund	7,493,796	978,711	2,834,956	383,835	(47,411)	5,973,975
MFS Total Return Bond Fund	69,081,249	13,115,783	19,348,878	(4,055,043)	990,665	59,783,776
MFS Value Fund	10,874,564	1,616,355	3,659,642	745,528	(1,102,901)	8,473,904
	$413,435,376	$93,238,186	$146,585,636	$(9,094,640)	$(10,090,882)	$340,902,404

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$130,212	$725,926
MFS Blended Research Growth Equity Fund	34,484	205,981
MFS Blended Research International Equity Fund	256,578	107,704
MFS Blended Research Mid Cap Equity Fund	162,984	528,975
MFS Blended Research Small Cap Equity Fund	—	154,451
MFS Blended Research Value Equity Fund	126,560	666,091
MFS Commodity Strategy Fund	1,698,322	—
MFS Emerging Markets Debt Fund	423,547	—
MFS Emerging Markets Debt Local Currency Fund	56,459	—
MFS Global Opportunistic Bond Fund	77,560	530,518
MFS Global Real Estate Fund	52,628	405,550
MFS Government Securities Fund	883,981	—
MFS Growth Fund	—	103,679
MFS High Income Fund	680,455	—
MFS Inflation-Adjusted Bond Fund	2,558,292	—
MFS Institutional Money Market Portfolio	22,549	—
MFS International Growth Fund	38,633	56,614
MFS International Intrinsic Value Fund	36,263	382,143
MFS Limited Maturity Fund	1,372,555	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	131,734	233,683
MFS New Discovery Fund	1,762	—
MFS New Discovery Value Fund	53,005	101,969
MFS Research Fund	103,594	643,393
MFS Research International Fund	128,222	—
MFS Total Return Bond Fund	2,340,030	—
MFS Value Fund	200,789	543,839
	$11,571,198	$5,390,516

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$26,155,986	$5,121,475	$5,593,759	$(551,104)	$(933,587)	$24,199,011
MFS Blended Research Growth Equity Fund	25,428,615	5,873,705	6,381,894	(1,066,420)	348,984	24,202,990
MFS Blended Research International Equity Fund	38,779,672	4,261,727	9,478,466	450,417	343,538	34,356,888
MFS Blended Research Mid Cap Equity Fund	43,282,606	6,724,172	10,575,418	(622,005)	(1,294,650)	37,514,705
MFS Blended Research Small Cap Equity Fund	9,436,167	2,172,785	2,200,648	(122,944)	(732,693)	8,552,667
MFS Blended Research Value Equity Fund	26,499,506	4,328,755	5,620,404	293,125	(1,398,539)	24,102,443
MFS Commodity Strategy Fund	20,637,693	8,857,274	5,096,876	(610,815)	(6,796,718)	16,990,558
MFS Emerging Markets Debt Fund	19,688,678	3,604,910	4,704,971	(1,252,762)	(73,798)	17,262,057
MFS Emerging Markets Debt Local Currency Fund	14,473,431	2,022,288	3,495,889	(529,494)	1,389,273	13,859,609
MFS Global Opportunistic Bond Fund	41,584,240	8,318,050	7,427,140	(1,352,752)	499,147	41,621,545
MFS Global Real Estate Fund	19,338,072	5,524,259	3,692,817	(145,043)	(3,654,376)	17,370,095
MFS Government Securities Fund	74,471,760	12,986,912	15,680,914	(2,796,282)	188,525	69,170,001
MFS Growth Fund	25,325,250	5,234,810	6,091,343	(388,505)	284,825	24,365,037
MFS High Income Fund	29,635,816	4,753,904	5,582,581	(935,007)	(186,771)	27,685,361
MFS Inflation-Adjusted Bond Fund	59,401,973	15,370,097	9,923,449	(1,803,299)	(4,190,352)	58,854,970
MFS Institutional Money Market Portfolio	841,299	15,674,544	15,654,156	(621)	144	861,210
MFS International Growth Fund	9,683,106	872,617	2,444,730	329,898	240,479	8,681,370
MFS International Intrinsic Value Fund	9,687,739	2,209,643	2,527,369	(326,102)	(400,644)	8,643,267
MFS International New Discovery Fund	5,011,385	335,947	1,762,074	331,812	(473,874)	3,443,196
MFS Limited Maturity Fund	23,037,233	16,194,149	3,617,140	(287,237)	74,752	35,401,757
MFS Mid Cap Growth Fund	21,094,491	2,752,088	5,236,118	63,380	106,054	18,779,895
MFS Mid Cap Value Fund	21,799,501	3,114,746	5,132,982	1,763,109	(2,610,347)	18,934,027
MFS New Discovery Fund	4,655,782	857,962	1,228,941	(318,057)	318,791	4,285,537
MFS New Discovery Value Fund	4,816,515	1,009,764	1,099,393	177,473	(621,509)	4,282,850
MFS Research Fund	26,070,056	4,833,235	5,414,607	(115,393)	(1,113,311)	24,259,980
MFS Research International Fund	19,305,075	1,910,611	4,865,902	604,546	374,501	17,328,831
MFS Total Return Bond Fund	80,130,856	20,259,887	13,444,330	(2,981,776)	(391,866)	83,572,771
MFS Value Fund	26,407,386	4,111,132	5,523,112	1,540,496	(2,461,250)	24,074,652
	$726,679,889	$169,291,448	$169,497,423	$(10,651,362)	$(23,165,272)	$692,657,280

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$325,473	$1,814,511
MFS Blended Research Growth Equity Fund	85,968	513,497
MFS Blended Research International Equity Fund	711,760	298,775
MFS Blended Research Mid Cap Equity Fund	469,929	1,525,183
MFS Blended Research Small Cap Equity Fund	—	356,597
MFS Blended Research Value Equity Fund	317,633	1,671,727
MFS Commodity Strategy Fund	3,950,092	—
MFS Emerging Markets Debt Fund	1,270,385	—
MFS Emerging Markets Debt Local Currency Fund	173,131	—
MFS Global Opportunistic Bond Fund	156,681	800,335
MFS Global Real Estate Fund	122,141	941,228
MFS Government Securities Fund	1,649,768	—
MFS Growth Fund	—	259,000
MFS High Income Fund	1,589,575	—
MFS Inflation-Adjusted Bond Fund	3,762,986	—
MFS Institutional Money Market Portfolio	24,029	—
MFS International Growth Fund	114,946	168,444
MFS International Intrinsic Value Fund	107,884	1,136,894
MFS International New Discovery Fund	37,641	202,174
MFS Limited Maturity Fund	753,394	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	379,881	673,872
MFS New Discovery Fund	4,069	—
MFS New Discovery Value Fund	125,116	239,904
MFS Research Fund	258,696	1,606,687
MFS Research International Fund	335,277	—
MFS Total Return Bond Fund	2,924,479	—
MFS Value Fund	510,958	1,360,525
	$20,161,892	$13,569,353

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$21,867,447	$5,486,619	$5,071,901	$(1,089,259)	$(259,722)	$20,933,184
MFS Blended Research Emerging Markets Equity Fund	1,653,042	276,109	711,495	2,047	(88,597)	1,131,106
MFS Blended Research Growth Equity Fund	21,578,585	5,744,468	5,725,722	(1,347,425)	673,455	20,923,361
MFS Blended Research International Equity Fund	36,469,319	6,710,475	10,581,876	(204,488)	1,087,524	33,480,954
MFS Blended Research Mid Cap Equity Fund	39,286,395	9,084,817	9,662,472	(1,038,837)	(855,341)	36,814,562
MFS Blended Research Small Cap Equity Fund	8,508,325	2,472,438	2,104,657	(199,221)	(620,097)	8,056,788
MFS Blended Research Value Equity Fund	22,140,738	4,847,610	5,113,200	(170,770)	(847,752)	20,856,626
MFS Commodity Strategy Fund	19,519,425	9,740,683	6,249,612	(639,618)	(6,346,195)	16,024,683
MFS Emerging Markets Debt Fund	14,340,782	4,638,221	4,032,322	(1,134,254)	206,008	14,018,435
MFS Emerging Markets Debt Local Currency Fund	9,467,167	2,157,705	2,899,000	(496,470)	1,108,361	9,337,763
MFS Emerging Markets Equity Fund	1,651,576	262,851	771,781	(3,138)	(2,889)	1,136,619
MFS Global Opportunistic Bond Fund	17,436,968	5,594,094	3,935,149	(794,202)	435,974	18,737,685
MFS Global Real Estate Fund	17,605,232	6,001,273	3,728,482	(316,611)	(3,212,881)	16,348,531
MFS Government Securities Fund	14,791,461	12,721,889	3,115,683	(589,150)	108,700	23,917,217
MFS Growth Fund	21,536,165	5,138,153	5,551,784	(744,270)	632,457	21,010,721
MFS High Income Fund	19,291,780	4,539,850	4,454,662	(744,925)	14,972	18,647,015
MFS Inflation-Adjusted Bond Fund	27,296,432	9,634,967	6,096,078	(1,186,015)	(1,632,838)	28,016,468
MFS Institutional Money Market Portfolio	300,295	8,390,388	8,285,467	13	62	405,291
MFS International Growth Fund	10,356,498	1,328,310	3,036,788	(59,490)	672,485	9,261,015
MFS International Intrinsic Value Fund	10,316,796	2,790,190	3,039,424	(793,547)	(44,663)	9,229,352
MFS International New Discovery Fund	7,996,231	1,369,147	2,282,129	(349,460)	210,899	6,944,688
MFS Mid Cap Growth Fund	19,233,587	3,779,410	4,772,032	(513,189)	704,898	18,432,674
MFS Mid Cap Value Fund	19,730,215	4,319,253	4,685,775	309,484	(1,142,196)	18,530,981
MFS New Discovery Fund	4,242,088	981,202	1,188,996	(457,796)	457,501	4,033,999
MFS New Discovery Value Fund	4,312,581	1,165,131	1,023,001	(9,607)	(407,523)	4,037,581
MFS Research Fund	21,785,630	5,328,465	5,030,303	(770,886)	(340,679)	20,972,227
MFS Research International Fund	15,728,873	2,881,120	4,458,416	(57,820)	993,753	15,087,510
MFS Total Return Bond Fund	23,195,151	10,950,997	4,842,637	(1,108,681)	139,924	28,334,754
MFS Value Fund	22,020,168	4,779,211	5,148,205	327,297	(1,158,286)	20,820,185
	$473,658,952	$143,115,046	$127,599,049	$(14,180,288)	$(9,512,686)	$465,481,975

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$287,950	$1,605,311
MFS Blended Research Emerging Markets Equity Fund	48,173	—
MFS Blended Research Growth Equity Fund	76,078	454,424
MFS Blended Research International Equity Fund	730,189	306,510
MFS Blended Research Mid Cap Equity Fund	460,854	1,495,729
MFS Blended Research Small Cap Equity Fund	—	341,600
MFS Blended Research Value Equity Fund	279,881	1,473,032
MFS Commodity Strategy Fund	3,774,742	—
MFS Emerging Markets Debt Fund	997,889	—
MFS Emerging Markets Debt Local Currency Fund	123,068	—
MFS Emerging Markets Equity Fund	21,332	—
MFS Global Opportunistic Bond Fund	77,187	363,314
MFS Global Real Estate Fund	118,006	909,369
MFS Government Securities Fund	462,186	—
MFS Growth Fund	—	229,837
MFS High Income Fund	1,063,261	—
MFS Inflation-Adjusted Bond Fund	1,785,049	—
MFS Institutional Money Market Portfolio	11,060	—
MFS International Growth Fund	130,640	191,443
MFS International Intrinsic Value Fund	122,514	1,291,071
MFS International New Discovery Fund	72,326	388,472
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	373,996	663,432
MFS New Discovery Fund	3,911	—
MFS New Discovery Value Fund	116,468	224,601
MFS Research Fund	229,181	1,423,377
MFS Research International Fund	301,126	—
MFS Total Return Bond Fund	938,692	—
MFS Value Fund	438,048	1,208,741
	$13,043,807	$12,570,263

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$28,312,455	$8,354,006	$4,290,425	$(1,092,435)	$(515,720)	$30,767,881
MFS Blended Research Emerging Markets Equity Fund	3,859,421	1,279,556	1,171,370	(81,162)	(77,637)	3,808,808
MFS Blended Research Growth Equity Fund	28,769,174	8,622,269	5,243,112	(1,519,847)	894,972	31,523,456
MFS Blended Research International Equity Fund	53,611,685	11,706,878	11,387,240	(483,651)	2,261,565	55,709,237
MFS Blended Research Mid Cap Equity Fund	53,159,033	14,578,195	8,911,826	(1,184,789)	(1,290,997)	56,349,616
MFS Blended Research Small Cap Equity Fund	12,141,806	4,075,093	2,084,517	(270,332)	(914,147)	12,947,903
MFS Blended Research Value Equity Fund	29,630,663	8,188,512	5,089,557	(304,133)	(1,040,463)	31,385,022
MFS Commodity Strategy Fund	27,273,956	15,803,105	7,146,535	(646,746)	(9,499,652)	25,784,128
MFS Emerging Markets Debt Fund	11,197,569	5,733,310	2,240,974	(678,436)	(29,749)	13,981,720
MFS Emerging Markets Debt Local Currency Fund	7,391,878	2,916,502	1,601,163	(303,999)	898,516	9,301,734
MFS Emerging Markets Equity Fund	3,841,219	1,253,184	1,318,577	(136,268)	193,017	3,832,575
MFS Global Opportunistic Bond Fund	11,301,874	4,703,184	1,886,985	(379,977)	183,692	13,921,788
MFS Global Real Estate Fund	24,945,572	9,785,474	3,494,458	(384,793)	(4,560,133)	26,291,662
MFS Growth Fund	28,641,829	7,645,013	4,758,131	(949,142)	1,073,088	31,652,657
MFS High Income Fund	15,047,206	6,254,459	2,203,172	(393,415)	(127,409)	18,577,669
MFS Inflation-Adjusted Bond Fund	24,100,473	9,506,403	4,277,664	(783,569)	(1,656,336)	26,889,307
MFS Institutional Money Market Portfolio	352,442	12,650,201	12,651,223	2	35	351,457
MFS International Growth Fund	16,285,597	2,736,708	3,382,514	(303,669)	1,483,204	16,819,326
MFS International Intrinsic Value Fund	16,120,441	5,104,741	3,295,485	(1,099,503)	(48,475)	16,781,719
MFS International New Discovery Fund	15,346,929	3,355,267	3,255,647	(522,428)	378,942	15,303,063
MFS Mid Cap Growth Fund	25,968,686	6,093,631	4,255,557	(771,262)	1,165,262	28,200,760
MFS Mid Cap Value Fund	26,597,356	7,231,599	4,437,791	(8,005)	(1,067,158)	28,316,001
MFS New Discovery Fund	6,025,744	1,615,994	1,190,519	(529,442)	556,960	6,478,737
MFS New Discovery Value Fund	6,135,094	1,983,299	1,035,254	(54,832)	(543,500)	6,484,807
MFS Research Fund	28,209,288	8,065,982	4,121,455	(907,134)	(413,800)	30,832,881
MFS Research International Fund	20,830,358	4,281,611	4,336,172	(192,291)	1,604,661	22,188,167
MFS Total Return Bond Fund	16,243,273	5,327,332	3,230,316	(677,009)	11,270	17,674,550
MFS Value Fund	29,484,992	7,832,810	4,848,357	202,777	(1,336,162)	31,336,060
	$570,826,013	$186,684,318	$117,145,996	$(14,455,490)	$(12,416,154)	$613,492,691

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$379,541	$2,115,936
MFS Blended Research Emerging Markets Equity Fund	128,014	—
MFS Blended Research Growth Equity Fund	102,954	614,961
MFS Blended Research International Equity Fund	1,083,799	454,945
MFS Blended Research Mid Cap Equity Fund	634,217	2,058,389
MFS Blended Research Small Cap Equity Fund	—	494,980
MFS Blended Research Value Equity Fund	380,187	2,000,955
MFS Commodity Strategy Fund	5,490,437	—
MFS Emerging Markets Debt Fund	867,260	—
MFS Emerging Markets Debt Local Currency Fund	126,309	—
MFS Emerging Markets Equity Fund	56,700	—
MFS Global Opportunistic Bond Fund	56,968	243,172
MFS Global Real Estate Fund	170,427	1,313,324
MFS Growth Fund	—	310,591
MFS High Income Fund	925,647	—
MFS Inflation-Adjusted Bond Fund	1,578,731	—
MFS Institutional Money Market Portfolio	9,194	—
MFS International Growth Fund	210,212	308,050
MFS International Intrinsic Value Fund	196,866	2,074,593
MFS International New Discovery Fund	141,786	761,549
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	514,555	912,772
MFS New Discovery Fund	5,643	—
MFS New Discovery Value Fund	166,555	321,991
MFS Research Fund	301,777	1,874,253
MFS Research International Fund	400,452	—
MFS Total Return Bond Fund	602,886	—
MFS Value Fund	600,127	1,639,921
	$15,131,244	$17,500,382

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,343,389	$6,792,358	$3,432,745	$(890,512)	$(179,874)	$19,632,616
MFS Blended Research Emerging Markets Equity Fund	3,265,023	1,401,363	1,148,320	(166,447)	56,778	3,408,397
MFS Blended Research Growth Equity Fund	18,469,926	7,360,198	4,326,434	(1,221,442)	812,483	21,094,731
MFS Blended Research International Equity Fund	37,255,821	11,395,833	9,708,552	(742,732)	2,220,478	40,420,848
MFS Blended Research Mid Cap Equity Fund	34,351,259	12,628,217	7,306,373	(982,229)	(781,639)	37,909,235
MFS Blended Research Small Cap Equity Fund	8,290,707	3,578,250	1,762,014	(254,487)	(610,920)	9,241,536
MFS Blended Research Value Equity Fund	19,070,087	7,048,587	4,139,232	(322,717)	(646,950)	21,009,775
MFS Commodity Strategy Fund	19,633,090	12,548,362	6,614,154	(546,162)	(6,641,616)	18,379,520
MFS Emerging Markets Debt Fund	1,618,580	1,871,279	374,294	(118,559)	29,197	3,026,203
MFS Emerging Markets Debt Local Currency Fund	1,071,127	1,061,193	250,541	(58,679)	191,888	2,014,988
MFS Emerging Markets Equity Fund	3,259,767	1,376,799	1,294,055	(256,909)	341,645	3,427,247
MFS Global Opportunistic Bond Fund	1,630,698	1,743,809	340,745	(72,603)	55,541	3,016,700
MFS Global Real Estate Fund	17,179,117	8,058,235	3,117,851	(514,668)	(2,878,585)	18,726,248
MFS Growth Fund	18,428,930	6,666,837	4,071,360	(846,107)	994,371	21,172,671
MFS High Income Fund	2,171,688	2,346,128	431,285	(82,301)	21,443	4,025,673
MFS Inflation-Adjusted Bond Fund	10,354,733	5,508,588	2,522,206	(474,270)	(577,768)	12,289,077
MFS Institutional Money Market Portfolio	370,745	6,623,789	6,619,386	(75)	35	375,108
MFS International Growth Fund	11,752,791	2,966,958	2,963,823	(353,019)	1,287,066	12,689,973
MFS International Intrinsic Value Fund	11,682,049	4,636,275	2,831,100	(1,023,602)	192,324	12,655,946
MFS International New Discovery Fund	12,949,456	3,991,223	3,203,620	(741,004)	690,043	13,686,098
MFS Mid Cap Growth Fund	16,760,372	5,363,648	3,460,000	(676,351)	982,344	18,970,013
MFS Mid Cap Value Fund	17,208,543	6,230,859	3,634,421	(161,091)	(589,749)	19,054,141
MFS New Discovery Fund	4,131,238	1,483,512	1,012,710	(477,302)	498,330	4,623,068
MFS New Discovery Value Fund	4,202,065	1,751,197	898,682	(76,328)	(348,887)	4,629,365
MFS Research Fund	17,268,649	6,660,882	3,411,573	(711,725)	(148,717)	19,657,516
MFS Research International Fund	13,688,692	3,844,774	3,431,248	(273,751)	1,305,191	15,133,658
MFS Total Return Bond Fund	9,155,665	3,969,570	2,450,175	(497,472)	142,505	10,320,093
MFS Value Fund	18,947,922	6,721,349	3,910,288	(168,092)	(617,900)	20,972,991
	$351,512,129	$145,630,072	$88,667,187	$(12,710,636)	$(4,200,943)	$391,563,435

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$248,054	$1,382,905
MFS Blended Research Emerging Markets Equity Fund	116,921	—
MFS Blended Research Growth Equity Fund	70,619	421,822
MFS Blended Research International Equity Fund	805,915	338,298
MFS Blended Research Mid Cap Equity Fund	436,265	1,415,923
MFS Blended Research Small Cap Equity Fund	—	360,621
MFS Blended Research Value Equity Fund	260,358	1,370,284
MFS Commodity Strategy Fund	3,972,177	—
MFS Emerging Markets Debt Fund	162,136	—
MFS Emerging Markets Debt Local Currency Fund	30,968	—
MFS Emerging Markets Equity Fund	51,819	—
MFS Global Opportunistic Bond Fund	15,127	47,802
MFS Global Real Estate Fund	123,864	954,505
MFS Growth Fund	—	212,831
MFS High Income Fund	171,675	—
MFS Inflation-Adjusted Bond Fund	700,883	—
MFS Institutional Money Market Portfolio	10,282	—
MFS International Growth Fund	162,129	237,587
MFS International Intrinsic Value Fund	151,692	1,598,548
MFS International New Discovery Fund	128,534	690,370
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	353,143	626,443
MFS New Discovery Fund	4,107	—
MFS New Discovery Value Fund	117,306	228,255
MFS Research Fund	196,888	1,222,816
MFS Research International Fund	279,818	—
MFS Total Return Bond Fund	348,350	—
MFS Value Fund	396,066	1,122,980
	$9,315,096	$12,231,990

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$16,671,828	$8,125,935	$3,029,404	$(747,486)	$(291,882)	$20,728,991
MFS Blended Research Emerging Markets Equity Fund	3,411,427	2,068,383	1,220,019	(169,303)	38,280	4,128,768
MFS Blended Research Growth Equity Fund	18,072,086	8,921,130	3,821,870	(1,101,643)	744,361	22,814,064
MFS Blended Research International Equity Fund	37,240,734	16,618,844	10,036,696	(794,611)	2,318,376	45,346,647
MFS Blended Research Mid Cap Equity Fund	33,516,363	15,672,025	6,265,184	(879,667)	(901,356)	41,142,181
MFS Blended Research Small Cap Equity Fund	8,253,490	4,553,328	1,608,225	(243,411)	(655,933)	10,299,249
MFS Blended Research Value Equity Fund	18,567,362	8,822,531	3,711,981	(296,438)	(666,144)	22,715,330
MFS Commodity Strategy Fund	19,384,284	15,401,508	6,665,190	(957,445)	(6,657,381)	20,505,776
MFS Emerging Markets Equity Fund	3,412,530	1,984,118	1,322,799	(253,274)	328,264	4,148,839
MFS Global Real Estate Fund	17,041,408	10,298,857	2,913,215	(630,100)	(2,939,785)	20,857,165
MFS Growth Fund	18,058,648	8,344,293	3,695,174	(724,830)	929,108	22,912,045
MFS Inflation-Adjusted Bond Fund	8,676,178	5,050,769	2,481,741	(414,556)	(506,130)	10,324,520
MFS Institutional Money Market Portfolio	342,745	26,228,852	26,214,536	(36)	54	357,079
MFS International Growth Fund	11,867,190	4,739,158	3,176,595	(323,996)	1,355,697	14,461,454
MFS International Intrinsic Value Fund	11,807,261	6,518,055	3,099,175	(960,634)	168,024	14,433,531
MFS International New Discovery Fund	13,545,971	6,513,945	3,458,849	(766,599)	740,089	16,574,557
MFS Mid Cap Growth Fund	16,459,315	7,076,537	3,290,154	(556,610)	900,614	20,589,702
MFS Mid Cap Value Fund	16,786,442	7,930,328	3,309,110	(181,081)	(573,976)	20,652,603
MFS New Discovery Fund	4,118,791	1,906,702	905,493	(412,283)	444,681	5,152,398
MFS New Discovery Value Fund	4,174,567	2,200,523	767,819	(90,998)	(360,273)	5,156,000
MFS Research Fund	16,621,965	8,034,734	3,058,334	(588,433)	(244,342)	20,765,590
MFS Research International Fund	13,492,158	5,583,014	3,589,388	(279,489)	1,311,157	16,517,452
MFS Total Return Bond Fund	8,580,801	4,777,003	2,631,449	(508,233)	143,623	10,361,745
MFS Value Fund	18,463,133	8,869,244	3,851,871	(163,673)	(631,626)	22,685,207
	$338,566,677	$196,239,816	$104,124,271	$(12,044,829)	$(5,006,500)	$413,630,893

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$246,934	$1,376,653
MFS Blended Research Emerging Markets Equity Fund	122,219	—
MFS Blended Research Growth Equity Fund	71,721	428,404
MFS Blended Research International Equity Fund	805,747	338,228
MFS Blended Research Mid Cap Equity Fund	445,882	1,447,136
MFS Blended Research Small Cap Equity Fund	—	377,887
MFS Blended Research Value Equity Fund	264,542	1,392,305
MFS Commodity Strategy Fund	4,209,501	—
MFS Emerging Markets Equity Fund	53,721	—
MFS Global Real Estate Fund	127,620	983,451
MFS Growth Fund	—	214,632
MFS Inflation-Adjusted Bond Fund	593,384	—
MFS Institutional Money Market Portfolio	9,561	—
MFS International Growth Fund	163,583	239,718
MFS International Intrinsic Value Fund	153,649	1,619,168
MFS International New Discovery Fund	137,676	739,473
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	358,614	636,147
MFS New Discovery Fund	4,263	—
MFS New Discovery Value Fund	123,781	240,178
MFS Research Fund	195,584	1,214,715
MFS Research International Fund	273,461	—
MFS Total Return Bond Fund	336,957	—
MFS Value Fund	408,622	1,129,908
	$9,107,022	$12,378,003

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$10,068,073	$4,816,451	$1,194,383	$(324,901)	$(217,562)	$13,147,678
MFS Blended Research Emerging Markets Equity Fund	2,051,008	1,143,839	512,894	(119,299)	59,110	2,621,764
MFS Blended Research Growth Equity Fund	10,936,760	5,271,644	1,642,597	(534,847)	447,696	14,478,656
MFS Blended Research International Equity Fund	22,391,014	8,863,441	3,627,049	(593,710)	1,751,530	28,785,226
MFS Blended Research Mid Cap Equity Fund	20,180,051	9,527,883	2,591,688	(363,194)	(606,429)	26,146,623
MFS Blended Research Small Cap Equity Fund	4,985,091	2,758,818	664,516	(115,468)	(418,973)	6,544,952
MFS Blended Research Value Equity Fund	11,162,121	5,101,302	1,308,856	(114,655)	(425,206)	14,414,706
MFS Commodity Strategy Fund	11,824,961	8,604,452	2,824,185	(214,276)	(4,351,912)	13,039,040
MFS Emerging Markets Equity Fund	2,050,488	1,103,045	587,863	(169,138)	238,205	2,634,737
MFS Global Real Estate Fund	10,206,748	6,063,443	1,001,601	(293,745)	(1,753,414)	13,221,431
MFS Growth Fund	10,931,160	4,889,114	1,520,955	(424,035)	671,220	14,546,504
MFS Inflation-Adjusted Bond Fund	5,240,023	2,659,189	827,203	(144,889)	(377,649)	6,549,471
MFS Institutional Money Market Portfolio	234,418	3,736,415	3,720,568	(85)	32	250,212
MFS International Growth Fund	7,133,979	2,402,422	1,055,063	(214,100)	906,123	9,173,361
MFS International Intrinsic Value Fund	7,119,649	3,484,229	1,012,889	(427,671)	(3,682)	9,159,636
MFS International New Discovery Fund	8,162,609	3,506,882	1,223,421	(392,924)	447,423	10,500,569
MFS Mid Cap Growth Fund	9,935,823	4,160,445	1,278,618	(322,014)	585,578	13,081,214
MFS Mid Cap Value Fund	10,116,935	4,650,039	1,240,656	(104,848)	(312,801)	13,108,669
MFS New Discovery Fund	2,488,472	1,143,443	394,611	(221,259)	257,120	3,273,165
MFS New Discovery Value Fund	2,519,938	1,336,748	318,870	(48,448)	(214,526)	3,274,842
MFS Research Fund	10,046,739	4,736,436	1,187,408	(262,143)	(167,529)	13,166,095
MFS Research International Fund	8,120,509	2,910,202	1,267,107	(199,802)	915,459	10,479,261
MFS Total Return Bond Fund	5,176,549	2,449,153	865,166	(175,504)	(21,298)	6,563,734
MFS Value Fund	11,126,903	4,998,708	1,266,904	(101,700)	(355,541)	14,401,466
	$204,210,021	$100,317,743	$33,135,071	$(5,882,655)	$(2,947,026)	$262,563,012

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$147,758	$823,745
MFS Blended Research Emerging Markets Equity Fund	77,386	—
MFS Blended Research Growth Equity Fund	42,958	256,598
MFS Blended Research International Equity Fund	501,463	210,498
MFS Blended Research Mid Cap Equity Fund	266,035	863,430
MFS Blended Research Small Cap Equity Fund	—	224,876
MFS Blended Research Value Equity Fund	158,080	831,984
MFS Commodity Strategy Fund	2,489,684	—
MFS Emerging Markets Equity Fund	34,311	—
MFS Global Real Estate Fund	76,727	591,262
MFS Growth Fund	—	129,117
MFS Inflation-Adjusted Bond Fund	351,988	—
MFS Institutional Money Market Portfolio	6,568	—
MFS International Growth Fund	102,203	149,772
MFS International Intrinsic Value Fund	95,755	1,009,073
MFS International New Discovery Fund	85,228	457,770
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	214,738	380,925
MFS New Discovery Fund	2,557	—
MFS New Discovery Value Fund	72,692	141,554
MFS Research Fund	117,271	728,333
MFS Research International Fund	170,673	—
MFS Total Return Bond Fund	206,974	—
MFS Value Fund	246,161	680,345
	$5,467,210	$7,479,282

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$3,924,341	$3,205,293	$583,905	$(197,320)	$(16,022)	$6,332,387
MFS Blended Research Emerging Markets Equity Fund	805,259	680,220	197,299	(61,980)	39,521	1,265,721
MFS Blended Research Growth Equity Fund	4,301,765	3,441,683	778,762	(320,083)	331,567	6,976,170
MFS Blended Research International Equity Fund	8,744,055	6,047,191	1,483,927	(335,327)	933,974	13,905,966
MFS Blended Research Mid Cap Equity Fund	7,840,106	6,422,862	1,224,399	(357,862)	(37,506)	12,643,201
MFS Blended Research Small Cap Equity Fund	1,956,988	1,777,795	339,183	(98,858)	(133,939)	3,162,803
MFS Blended Research Value Equity Fund	4,323,930	3,495,489	632,507	(91,421)	(136,908)	6,958,583
MFS Commodity Strategy Fund	4,239,956	5,110,409	1,040,716	(181,835)	(1,814,870)	6,312,944
MFS Emerging Markets Equity Fund	808,192	657,791	226,807	(81,923)	114,377	1,271,630
MFS Global Real Estate Fund	3,929,413	3,799,735	527,160	(184,330)	(657,493)	6,360,165
MFS Growth Fund	4,310,622	3,325,388	789,512	(279,430)	445,872	7,012,940
MFS Inflation-Adjusted Bond Fund	2,036,881	1,755,468	412,707	(81,170)	(137,045)	3,161,427
MFS Institutional Money Market Portfolio	43,353	2,007,704	2,018,989	3	2	32,073
MFS International Growth Fund	2,791,325	1,787,819	487,017	(112,840)	446,818	4,426,105
MFS International Intrinsic Value Fund	2,780,109	2,258,041	462,264	(211,026)	58,607	4,423,467
MFS International New Discovery Fund	3,181,249	2,339,828	515,662	(179,303)	234,534	5,060,646
MFS Mid Cap Growth Fund	3,910,612	2,918,013	650,862	(216,315)	360,891	6,322,339
MFS Mid Cap Value Fund	3,928,243	3,162,318	599,205	(73,157)	(90,872)	6,327,327
MFS New Discovery Fund	981,012	771,502	196,163	(134,848)	159,748	1,581,251
MFS New Discovery Value Fund	983,319	869,563	159,286	(30,700)	(81,093)	1,581,803
MFS Research Fund	3,923,159	3,154,330	582,069	(157,229)	(3,127)	6,335,064
MFS Research International Fund	3,174,421	2,086,505	549,616	(112,345)	458,498	5,057,463
MFS Total Return Bond Fund	2,015,561	1,643,887	414,893	(89,393)	8,705	3,163,867
MFS Value Fund	4,318,370	3,455,134	628,523	(72,387)	(116,334)	6,956,260
	$79,252,241	$66,173,968	$15,501,433	$(3,661,079)	$367,905	$126,631,602

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$66,525	$370,876
MFS Blended Research Emerging Markets Equity Fund	32,832	—
MFS Blended Research Growth Equity Fund	19,366	115,676
MFS Blended Research International Equity Fund	216,301	90,796
MFS Blended Research Mid Cap Equity Fund	120,292	390,415
MFS Blended Research Small Cap Equity Fund	—	102,290
MFS Blended Research Value Equity Fund	71,224	374,856
MFS Commodity Strategy Fund	1,137,644	—
MFS Emerging Markets Equity Fund	14,893	—
MFS Global Real Estate Fund	34,139	263,078
MFS Growth Fund	—	57,663
MFS Inflation-Adjusted Bond Fund	152,709	—
MFS Institutional Money Market Portfolio	881	—
MFS International Growth Fund	44,353	64,996
MFS International Intrinsic Value Fund	41,526	437,600
MFS International New Discovery Fund	36,973	198,587
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	96,036	170,360
MFS New Discovery Fund	1,147	—
MFS New Discovery Value Fund	31,381	61,603
MFS Research Fund	52,463	325,835
MFS Research International Fund	73,917	—
MFS Total Return Bond Fund	91,080	—
MFS Value Fund	107,760	303,965
	$2,443,442	$3,328,596

Notes to Financial Statements  - continued
	MFS Lifetime 2065 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$61,203	$277,925	$17,161	$(5,240)	$7,312	$324,039
MFS Blended Research Emerging Markets Equity Fund	12,246	57,696	5,285	(1,714)	1,865	64,808
MFS Blended Research Growth Equity Fund	67,315	298,701	22,353	(11,353)	24,132	356,442
MFS Blended Research International Equity Fund	134,683	591,103	44,104	(10,602)	41,805	712,885
MFS Blended Research Mid Cap Equity Fund	122,400	577,096	43,462	(16,476)	8,519	648,077
MFS Blended Research Small Cap Equity Fund	30,597	148,457	10,406	(3,389)	(3,240)	162,019
MFS Blended Research Value Equity Fund	67,326	312,449	19,678	(3,291)	(364)	356,442
MFS Commodity Strategy Fund	62,117	336,458	24,435	(9,312)	(40,790)	324,038
MFS Emerging Markets Equity Fund	12,247	56,758	5,724	(2,030)	3,557	64,808
MFS Global Real Estate Fund	61,204	295,448	20,536	(5,377)	(6,700)	324,039
MFS Growth Fund	67,319	294,484	22,780	(8,666)	26,085	356,442
MFS Inflation-Adjusted Bond Fund	30,618	145,899	11,846	(2,009)	(642)	162,020
MFS Institutional Money Market Portfolio	285	490,911	475,554	17	3	15,662
MFS International Growth Fund	42,855	183,301	14,467	(3,886)	19,024	226,827
MFS International Intrinsic Value Fund	42,853	193,383	13,185	(5,924)	9,700	226,827
MFS International New Discovery Fund	48,977	218,440	16,097	(6,097)	14,008	259,231
MFS Mid Cap Growth Fund	61,193	276,592	22,005	(8,692)	16,951	324,039
MFS Mid Cap Value Fund	61,203	287,248	21,283	(2,357)	(772)	324,039
MFS New Discovery Fund	15,298	70,506	6,268	(5,089)	6,563	81,010
MFS New Discovery Value Fund	15,301	74,100	5,195	(982)	(2,214)	81,010
MFS Research Fund	61,202	277,582	17,252	(4,371)	6,878	324,039
MFS Research International Fund	48,974	210,748	16,501	(3,873)	19,883	259,231
MFS Total Return Bond Fund	30,614	144,234	12,507	(2,306)	1,984	162,019
MFS Value Fund	67,323	313,221	20,723	(1,805)	(1,573)	356,443
	$1,225,353	$6,132,740	$888,807	$(124,824)	$151,974	$6,496,436

Notes to Financial Statements  - continued
	MFS Lifetime 2065 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$1,588	$8,844
MFS Blended Research Emerging Markets Equity Fund	770	—
MFS Blended Research Growth Equity Fund	461	2,757
MFS Blended Research International Equity Fund	5,125	2,152
MFS Blended Research Mid Cap Equity Fund	2,874	9,327
MFS Blended Research Small Cap Equity Fund	—	2,458
MFS Blended Research Value Equity Fund	1,703	8,960
MFS Commodity Strategy Fund	28,667	—
MFS Emerging Markets Equity Fund	357	—
MFS Global Real Estate Fund	814	6,273
MFS Growth Fund	—	1,372
MFS Inflation-Adjusted Bond Fund	3,264	—
MFS Institutional Money Market Portfolio	510	—
MFS International Growth Fund	1,076	1,575
MFS International Intrinsic Value Fund	1,015	10,703
MFS International New Discovery Fund	909	4,884
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	2,389	4,238
MFS New Discovery Fund	28	—
MFS New Discovery Value Fund	657	1,342
MFS Research Fund	1,306	8,111
MFS Research International Fund	1,797	—
MFS Total Return Bond Fund	2,562	—
MFS Value Fund	2,817	7,286
	$60,689	$80,282
(8)  Acquisitions
At close of business on August 5, 2022, the MFS Lifetime Income Fund with net assets of approximately $466,542,514, acquired all of the assets and liabilities of MFS Lifetime 2020 Fund, a series of MFS Series Trust XII. The purpose of the transaction was to provide shareholders of MFS Lifetime 2020 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 18,675,016 shares of the MFS Lifetime Income Fund (valued at approximately $230,900,201) for all of the assets and liabilities of MFS Lifetime 2020 Fund. MFS Lifetime 2020 Fund then distributed the shares of the MFS Lifetime Income Fund that MFS Lifetime 2020 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2020 Fund’s investments on that date were valued at approximately $230,624,564 with a cost basis of approximately $205,704,676. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2020 Fund were carried forward to align ongoing reporting of the MFS Lifetime Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on May 1, 2022, the MFS Lifetime Income Fund's pro forma results of operations for the year ended April 30, 2023 are as follows:
Net investment income	$18,350,192
Net realized and unrealized gain (loss) on investments and foreign currency	(26,332,036)
Change in net assets from operations	$(7,981,844)
(9)  LIBOR Transition
Certain of each fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by each fund and certain other contractual arrangements of each fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each

Notes to Financial Statements  - continued
fund's performance. With respect to each fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by each fund and any other contractual arrangements of each fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the funds to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the funds.

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund and the Board of Trustees of MFS Series Trust XII
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund (collectively referred to as the “Funds”), (ten of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolios of investments, as of April 30, 2023, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting MFS Series Trust XII) at April 30, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the MFS Series Trust XII	Statement of operations	Statements of changes in net assets	Financial Highlights
MFS Lifetime Income Fund MFS Lifetime 2025 Fund MFS Lifetime 2030 Fund MFS Lifetime 2035 Fund MFS Lifetime 2040 Fund MFS Lifetime 2045 Fund MFS Lifetime 2050 Fund MFS Lifetime 2055 Fund MFS Lifetime 2060 Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the five years in the period ended April 30, 2023
MFS Lifetime 2065 Fund	For the year ended April 30, 2023	For the year ended April 30, 2023 and the period from September 1, 2021 (commencement of operations) through April 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
June 15, 2023

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 71)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 68)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 67)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Kino Clark (k) (age 54)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 62)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.

Trustees and Officers - continued
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Congress Street, Suite 1 Boston, MA 02114-2016
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Manager(s)
Joseph Flaherty Natalie Shapiro

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The funds below designated the following amounts as capital gain dividends paid during the fiscal year:
Capital Gains
MFS Lifetime Income Fund	$12,073,000
MFS Lifetime 2025 Fund	$11,887,000
MFS Lifetime 2030 Fund	$28,009,000
MFS Lifetime 2035 Fund	$20,469,000
MFS Lifetime 2040 Fund	$25,122,000
MFS Lifetime 2045 Fund	$17,034,000
MFS Lifetime 2050 Fund	$16,423,000
MFS Lifetime 2055 Fund	$9,777,000
MFS Lifetime 2060 Fund	$3,498,000
MFS Lifetime 2065 Fund	$44,000

Federal Tax Information (unaudited) - continued
For corporate shareholders, the percentages of the ordinary income dividends paid during the prior calendar year that qualify for the corporate dividends received deduction are as follows:
Dividends Received Deductions
MFS Lifetime Income Fund	7.67%
MFS Lifetime 2025 Fund	10.08%
MFS Lifetime 2030 Fund	14.50%
MFS Lifetime 2035 Fund	17.58%
MFS Lifetime 2040 Fund	19.73%
MFS Lifetime 2045 Fund	20.48%
MFS Lifetime 2050 Fund	21.22%
MFS Lifetime 2055 Fund	21.13%
MFS Lifetime 2060 Fund	20.74%
MFS Lifetime 2065 Fund	17.36%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.
What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.
Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2023
MFS®  Core Bond Fund
MCB-ANN

MFS® Core Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	34.8%
Mortgage-Backed Securities	29.1%
U.S. Treasury Securities	28.9%
Collateralized Debt Obligations	8.4%
Commercial Mortgage-Backed Securities	4.8%
Asset-Backed Securities	1.5%
High Yield Corporates	0.2%
Composition including fixed income credit quality (a)(i)
AAA	10.4%
AA	3.7%
A	11.5%
BBB	23.8%
BB	0.2%
U.S. Government	20.6%
Federal Agencies	29.1%
Not Rated	8.4%
Cash & Cash Equivalents	0.7%
Other	(8.4)%
Portfolio facts
Average Duration (d)	6.2
Average Effective Maturity (m)	8.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
1

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the period from June 22, 2022 to April 30, 2023, Class A shares of the MFS Core Bond Fund (fund) provided a total return of 1.75%, at net asset value. This compares with a return of 2.17% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators, setting the stage for a substantial drop in longer-term interest rates. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. On a more upbeat note, China’s abandonment of its Zero-COVID policy helped unleash a substantial amount of pent-up demand in the world’s second-largest economy. In developed markets, consumer demand remained solid.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to consider achieving their inflation mandates while using macroprudential tools to keep the banking system liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels may have peaked were supportive factors for the macroeconomic backdrop.
Factors Affecting Performance
Relative to the Bloomberg U.S. Aggregate Bond Index, yield curve(y) positioning held back the fund’s performance over the reporting period. Bond selection within the MBS (mortgage-backed securities) agency fixed rate sector, particularly in the “AAA” rated(r) credit quality segment, also dampened the fund’s relative returns.
On the positive side, a combination of the fund’s overweight exposure to the industrials sector, particularly to “BBB” rated bonds, and favorable bond selection within this sector, contributed to relative performance. The fund’s exposure to the CMO
3

Management Review - continued
(collateralized mortgage obligations) sector, for which the benchmark has no exposure, and its underweight exposure to the treasury sector, also supported relative returns. Strong bond selection within the financial institutions sector was another factor that benefited relative results.
Respectfully,
Portfolio Manager(s)
Alexander Mackey and Joshua Marston
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 4/30/23
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment (t)
5

Performance Summary  - continued
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class inception date	Life (t)
A	6/22/22	1.75%
C	6/22/22	1.06%
I	6/22/22	1.95%
R1	6/22/22	1.09%
R2	6/22/22	1.52%
R3	6/22/22	1.74%
R4	6/22/22	1.95%
R6	6/22/22	1.97%
Comparative benchmark(s)

Bloomberg U.S. Aggregate Bond Index (f)	2.17%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(2.58)%
C With CDSC (1% for 12 months) (v)	0.07%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg U.S. Aggregate Bond Index(a) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.
6

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.60%	$1,000.00	$1,070.47	$3.08
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
C	Actual	1.36%	$1,000.00	$1,066.20	$6.97
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
I	Actual	0.35%	$1,000.00	$1,071.77	$1.80
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R1	Actual	1.35%	$1,000.00	$1,066.53	$6.92
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R2	Actual	0.85%	$1,000.00	$1,069.14	$4.36
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
R3	Actual	0.60%	$1,000.00	$1,070.44	$3.08
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R4	Actual	0.35%	$1,000.00	$1,071.76	$1.80
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R6	Actual	0.33%	$1,000.00	$1,071.87	$1.70
	Hypothetical (h)	0.33%	$1,000.00	$1,023.16	$1.66
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
4/30/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.8%
Asset-Backed & Securitized – 14.6%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.598% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	$200,000	$189,788
Allegro CLO V Ltd., 2017-1A, “BR”, FLR, 6.71% (LIBOR - 3mo. + 1.45%), 10/16/2030 (n)	250,000	240,571
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.548% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	200,000	187,894
BDS 2021-FL10 Ltd., 2021-FL7, “A”, FLR, 6.029% (LIBOR - 1mo. + 1.07%), 6/16/2036 (n)	200,000	194,595
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.998% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	100,000	90,548
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	100,000	100,137
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	250,000	241,264
Dryden 68 CLO, Ltd., 2019-68A, “BR”, FLR, 6.96% (LIBOR - 3mo. + 1.7%), 7/15/2035 (n)	250,000	241,412
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	70,307	70,116
Enterprise Fleet Financing LLC, 2023-1, “A2”, 5.51%, 1/22/2029 (n)	57,027	57,238
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	75,000	72,064
KREF 2018-FT1 Ltd., “A”, FLR, 6.018% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	200,000	193,164
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.948% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	100,000	93,770
MF1 2021-FL7 Ltd., “AS”, FLR, 6.409% (LIBOR - 1mo. + 1.45%), 10/16/2036 (n)	250,000	240,541
MF1 2022-FL10 Ltd., “AS”, FLR, 8.104% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	248,364
MF1 2022-FL8 Ltd., “B”, FLR, 6.732% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	93,578
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	89,000	90,114
Palmer Square Loan Funding 2020-2A Ltd., “A1”, FLR, 5.715% (LIBOR - 3mo. + 0.8%), 5/20/2029 (n)	95,247	94,345
Palmer Square Loan Funding 2022-5A Ltd., “A1”, FLR, 6.546% (SOFR - 3mo. + 1.56%), 1/15/2031 (n)	228,110	227,021
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 8.082% (SOFR - 1mo. + 3.111%), 6/25/2037 (n)	250,000	247,488
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	13,903	13,868
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	15,000	15,012
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	240,505
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	$250,000	$238,386
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	163,265
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	61,000	60,842
		$3,945,890
Automotive – 2.0%
Hyundai Capital America, 2.65%, 2/10/2025 (n)	$65,000	$62,000
Lear Corp., 3.8%, 9/15/2027	68,000	65,091
Magna International, Inc., 2.45%, 6/15/2030	68,000	58,643
Stellantis N.V., 2.691%, 9/15/2031 (n)	200,000	162,899
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	200,000	193,691
		$542,324
Broadcasting – 0.9%
Walt Disney Co., 3.5%, 5/13/2040	$137,000	$116,485
Warnermedia Holdings, Inc., 5.141%, 3/15/2052	161,000	128,648
		$245,133
Brokerage & Asset Managers – 0.8%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$103,000	$87,233
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	74,000	65,675
Raymond James Financial, Inc., 4.95%, 7/15/2046	73,000	67,254
		$220,162
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$94,151
Business Services – 1.6%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$72,938
Equinix, Inc., 2.5%, 5/15/2031	69,000	56,999
Fiserv, Inc., 2.65%, 6/01/2030	88,000	76,701
Global Payments, Inc., 1.2%, 3/01/2026	87,000	78,004
Global Payments, Inc., 2.9%, 11/15/2031	77,000	63,805
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	73,793
		$422,240
Cable TV – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$68,208
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	80,209
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	70,049
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$58,000	$65,542
		$284,008
Chemicals – 0.3%
Sherwin-Williams Co., 2.3%, 5/15/2030	$89,000	$75,864
Computer Software – 0.7%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$74,000	$74,037
Oracle Corp., 6.15%, 11/09/2029	27,000	28,649
Oracle Corp., 4.9%, 2/06/2033	22,000	21,675
Roper Technologies, Inc., 2%, 6/30/2030	89,000	73,737
		$198,098
Conglomerates – 0.9%
Carrier Global Corp., 3.377%, 4/05/2040	$159,000	$123,802
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	129,000	122,961
		$246,763
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033 (n)	$60,000	$62,131
Consumer Services – 0.2%
Booking Holdings, Inc., 4.625%, 4/13/2030	$60,000	$60,324
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$90,000	$75,001
Electronics – 0.8%
Broadcom, Inc., 4.15%, 11/15/2030	$78,000	$72,547
Broadcom, Inc., 4.3%, 11/15/2032	63,000	57,765
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	98,581
		$228,893
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$39,000	$36,896
EQT Corp., 7%, 2/01/2030	113,000	119,221
		$156,117
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$134,497
Air Lease Corp., 2.875%, 1/15/2032	93,000	76,258
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	74,610
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	69,654
		$355,019
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$157,368
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$61,727
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	59,335
Marriott International, Inc., 4.625%, 6/15/2030	108,000	104,886
		$225,948
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$82,000	$72,148
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	138,976
		$211,124
Insurance - Health – 0.5%
Humana, Inc., 3.7%, 3/23/2029	$79,000	$74,776
Humana, Inc., 5.875%, 3/01/2033	49,000	52,778
		$127,554
Insurance - Property & Casualty – 1.0%
Aon Corp., 4.5%, 12/15/2028	$61,000	$60,289
Aon Corp., 3.75%, 5/02/2029	57,000	54,639
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	77,231
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	85,000	84,141
		$276,300
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 1.875%, 1/15/2026	$79,000	$73,271
Major Banks – 7.0%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	$302,000	$247,990
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	138,754
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	129,831
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	152,514
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	148,487
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	80,057
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	72,606
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	62,399
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	$69,000	$59,006
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	77,889
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	115,997
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	116,397
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	83,716
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	107,749
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	154,443
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	141,403
		$1,889,238
Medical & Health Technology & Services – 1.6%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$75,710
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	174,266
Becton, Dickinson and Co., 4.669%, 6/06/2047	78,000	72,779
HCA, Inc., 4.125%, 6/15/2029	79,000	74,900
HCA, Inc., 4.375%, 3/15/2042 (n)	34,000	28,530
		$426,185
Metals & Mining – 1.0%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$202,901
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	72,918
		$275,819
Midstream – 1.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$84,000	$78,609
Energy Transfer LP, 5.75%, 2/15/2033	64,000	65,255
Plains All American Pipeline LP, 3.8%, 9/15/2030	113,000	102,250
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	72,623
Targa Resources Corp., 6.125%, 3/15/2033	102,000	106,490
		$425,227
Mortgage-Backed – 29.0%
Fannie Mae, 3%, 8/01/2046	$33,395	$30,680
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 9/01/2052	1,384,891	1,207,204
Fannie Mae, UMBS, 2%, 6/01/2037 - 7/01/2052	1,037,495	875,703
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 12/01/2052	287,123	289,504
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 3%, 5/01/2043 - 11/01/2052	$286,790	$258,883
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 3/01/2052	70,716	66,882
Fannie Mae, UMBS, 4%, 9/01/2046 - 11/01/2052	96,563	93,161
Fannie Mae, UMBS, 1.5%, 6/01/2051	97,260	76,811
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 9/01/2052	170,435	166,835
Fannie Mae, UMBS, 6%, 11/01/2052 - 2/01/2053	124,334	127,824
Fannie Mae, UMBS, 5%, 12/01/2052	125,000	124,307
Freddie Mac, UMBS, 3%, 4/01/2037 - 6/01/2052	538,842	489,496
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 1/01/2052	212,042	186,504
Freddie Mac, UMBS, 2%, 7/01/2037 - 5/01/2052	1,018,012	867,152
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 10/01/2052	425,520	398,157
Freddie Mac, UMBS, 1.5%, 3/01/2051	42,885	33,962
Freddie Mac, UMBS, 4%, 7/01/2052 - 10/01/2052	319,494	305,467
Freddie Mac, UMBS, 4.5%, 10/01/2052	144,478	141,244
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	344,335	337,818
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	363,624	332,117
Ginnie Mae, 2%, 3/20/2052	173,839	148,830
Ginnie Mae, 4%, 9/20/2052 - 10/20/2052	147,662	141,952
Ginnie Mae, 5%, 1/20/2053 - 2/20/2053	99,997	99,558
Ginnie Mae, TBA, 2.5%, 5/15/2053	450,000	397,573
Ginnie Mae, TBA, 3.5%, 5/15/2053	275,000	258,135
Ginnie Mae, TBA, 5%, 5/15/2053	175,000	174,214
Ginnie Mae, TBA, 5.5%, 5/15/2053	175,000	176,176
UMBS, TBA, 4%, 5/25/2053	25,000	23,896
		$7,830,045
Natural Gas - Distribution – 0.3%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$76,013
Network & Telecom – 0.5%
Verizon Communications, Inc., 2.55%, 3/21/2031	$84,000	$71,517
Verizon Communications, Inc., 4.272%, 1/15/2036	78,000	72,426
		$143,943
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$71,973
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$136,049
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$117,000	$87,160
Best Buy Co., Inc., 4.45%, 10/01/2028	63,000	62,660
		$149,820
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.2%
Genuine Parts Co., 2.75%, 2/01/2032	$63,000	$53,169
Telecommunications - Wireless – 1.3%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$75,480
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	146,000	131,464
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	61,255
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	72,740
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	21,718
		$362,657
Tobacco – 1.1%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$151,775
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,600
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,489
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	52,542
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	50,412
		$291,818
Transportation - Services – 0.5%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$107,000	$127,318
U.S. Treasury Obligations – 20.5%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,438,000	$1,160,567
U.S. Treasury Bonds, 4%, 11/15/2042	169,000	174,070
U.S. Treasury Bonds, 2.25%, 2/15/2052	1,600,000	1,193,938
U.S. Treasury Notes, 4.25%, 9/30/2024 (f)	2,250,000	2,244,199
U.S. Treasury Notes, 3.875%, 3/31/2025	750,000	746,953
		$5,519,727
Utilities - Electric Power – 1.7%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$46,035
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	121,231
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	111,698
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	71,746
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	96,031
		$446,741
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$145,298
Total Bonds (Identified Cost, $26,817,779)		$26,654,723
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $1,202,409)	1,202,410	$1,202,650

Other Assets, Less Liabilities – (3.3)%		(878,804)
Net Assets – 100.0%		$26,978,569

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,202,650 and $26,654,723, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,391,440, representing 20.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 4/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	27	$2,963,039	June – 2023	$64,415
U.S. Treasury Ultra Bond	Long	USD	1	141,406	June – 2023	5,722
						$70,137
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	7	$850,172	June – 2023	$(30,535)
17

Portfolio of Investments – continued
At April 30, 2023, the fund had liquid securities with an aggregate value of $39,897 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See Notes to Financial Statements
18

Financial Statements
Statement of Assets and Liabilities
At 4/30/23
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, 26,817,779)	$26,654,723
Investments in affiliated issuers, at value (identified cost, 1,202,409)	1,202,650
Cash	64,320
Receivables for
Net daily variation margin on open futures contracts	3,828
Fund shares sold	24
Interest and dividends	153,196
Receivable from investment adviser	72,901
Other assets	228
Total assets	$28,151,870
Liabilities
Payables for
Investments purchased	$89,937
TBA purchase commitments	1,025,986
Fund shares reacquired	1,209
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	187
Distribution and service fees	78
Payable for independent Trustees' compensation	12
Accrued expenses and other liabilities	55,700
Total liabilities	$1,173,301
Net assets	$26,978,569
Net assets consist of
Paid-in capital	$27,314,328
Total distributable earnings (loss)	(335,759)
Net assets	$26,978,569
Shares of beneficial interest outstanding	2,736,323
19

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$947,224	96,072	$9.86
Class C	391,291	39,717	9.85
Class I	445,399	45,181	9.86
Class R1	50,539	5,127	9.86
Class R2	50,757	5,148	9.86
Class R3	50,865	5,159	9.86
Class R4	50,975	5,170	9.86
Class R6	24,991,519	2,534,749	9.86

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.30 [100 / 95.75 x $9.86]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
20

Financial Statements
Statement of Operations
Year ended 4/30/23 (c)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	890,580
Dividends from affiliated issuers	49,284
Other	8,728
Total investment income	$948,592
Expenses
Management fee	71,339
Distribution and service fees	2,771
Shareholder servicing costs	2,403
Administrative services fee	15,008
Independent Trustees' compensation	2,028
Custodian fee	10,572
Shareholder communications	7,795
Audit and tax fees	45,500
Legal fees	135
Registration fees	79,021
Miscellaneous	27,007
Total expenses	$263,579
Fees paid indirectly	(69)
Reduction of expenses by investment adviser	(188,155)
Net expenses	$75,355
Net investment income (loss)	$873,237
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	(61,947)
Affiliated issuers	465
Futures contracts	(169,967)
Net realized gain (loss)	$(231,449)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	(163,056)
Affiliated issuers	241
Futures contracts	39,602
Net unrealized gain (loss)	$(123,213)
Net realized and unrealized gain (loss)	$(354,662)
Change in net assets from operations	$518,575
(c) For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
See Notes to Financial Statements
21

Financial Statements
Statement of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended
4/30/23 (c)
Change in net assets
From operations
Net investment income (loss)	873,237
Net realized gain (loss)	(231,449)
Net unrealized gain (loss)	(123,213)
Change in net assets from operations	$518,575
Total distributions to shareholders	$(855,456)
Change in net assets from fund share transactions	$27,315,450
Total change in net assets	$26,978,569
Net assets
At beginning of period	—
At end of period	$26,978,569

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
See Notes to Financial Statements
22

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
4/30/23(c)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.32
Net realized and unrealized gain (loss)	(0.15)
Total from investment operations	0.17
Less distributions declared to shareholders
From net investment income	(0.31)
Net asset value, end of period (x)	9.86
Total return (%) (r)(s)(t)(x)	1.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59(a)
Expenses after expense reductions (f)	0.60(a)
Net investment income (loss)	3.85(a)
Portfolio turnover	129(n)
Net assets at end of period (000 omitted)	947
See Notes to Financial Statements
23

Financial Highlights – continued
Class C	Year ended
4/30/23(c)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.26
Net realized and unrealized gain (loss)	(0.16)
Total from investment operations	0.10
Less distributions declared to shareholders
From net investment income	(0.25)
Net asset value, end of period (x)	9.85
Total return (%) (r)(s)(t)(x)	1.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.12(a)
Expenses after expense reductions (f)	1.35(a)
Net investment income (loss)	3.12(a)
Portfolio turnover	129(n)
Net assets at end of period (000 omitted)	391

Class I	Year ended
4/30/23(c)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.35
Net realized and unrealized gain (loss)	(0.16)
Total from investment operations	0.19
Less distributions declared to shareholders
From net investment income	(0.33)
Net asset value, end of period (x)	9.86
Total return (%) (r)(s)(t)(x)	1.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36(a)
Expenses after expense reductions (f)	0.35(a)
Net investment income (loss)	4.19(a)
Portfolio turnover	129(n)
Net assets at end of period (000 omitted)	445
See Notes to Financial Statements
24

Financial Highlights – continued
Class R1	Year ended
4/30/23(c)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.25
Net realized and unrealized gain (loss)	(0.15)
Total from investment operations	0.10
Less distributions declared to shareholders
From net investment income	(0.24)
Net asset value, end of period (x)	9.86
Total return (%) (r)(s)(t)(x)	1.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20(a)
Expenses after expense reductions (f)	1.35(a)
Net investment income (loss)	2.97(a)
Portfolio turnover	129(n)
Net assets at end of period (000 omitted)	51

Class R2	Year ended
4/30/23(c)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.29
Net realized and unrealized gain (loss)	(0.14)
Total from investment operations	0.15
Less distributions declared to shareholders
From net investment income	(0.29)
Net asset value, end of period (x)	9.86
Total return (%) (r)(s)(t)(x)	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)
Expenses after expense reductions (f)	0.85(a)
Net investment income (loss)	3.47(a)
Portfolio turnover	129(n)
Net assets at end of period (000 omitted)	51
See Notes to Financial Statements
25

Financial Highlights – continued
Class R3	Year ended
4/30/23(c)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.31
Net realized and unrealized gain (loss)	(0.14)
Total from investment operations	0.17
Less distributions declared to shareholders
From net investment income	(0.31)
Net asset value, end of period (x)	9.86
Total return (%) (r)(s)(t)(x)	1.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45(a)
Expenses after expense reductions (f)	0.60(a)
Net investment income (loss)	3.71(a)
Portfolio turnover	129(n)
Net assets at end of period (000 omitted)	51

Class R4	Year ended
4/30/23(c)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.33
Net realized and unrealized gain (loss)	(0.14)
Total from investment operations	0.19
Less distributions declared to shareholders
From net investment income	(0.33)
Net asset value, end of period (x)	9.86
Total return (%) (r)(s)(t)(x)	1.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20(a)
Expenses after expense reductions (f)	0.35(a)
Net investment income (loss)	3.96(a)
Portfolio turnover	129(n)
Net assets at end of period (000 omitted)	51
See Notes to Financial Statements
26

Financial Highlights – continued
Class R6	Year ended
4/30/23(c)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.34
Net realized and unrealized gain (loss)	(0.15)
Total from investment operations	0.19
Less distributions declared to shareholders
From net investment income	(0.33)
Net asset value, end of period (x)	9.86
Total return (%) (r)(s)(t)(x)	1.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18(a)
Expenses after expense reductions (f)	0.33(a)
Net investment income (loss)	3.99(a)
Portfolio turnover	129(n)
Net assets at end of period (000 omitted)	24,992

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
27

Notes to Financial Statements
(1) Business and Organization
MFS Core Bond Fund (the fund) is a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
28

Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining
29

Notes to Financial Statements  - continued
the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$5,519,727	$—	$5,519,727
U.S. Corporate Bonds	—	7,171,418	—	7,171,418
Residential Mortgage-Backed Securities	—	7,830,045	—	7,830,045
Commercial Mortgage-Backed Securities	—	1,296,742	—	1,296,742
Asset-Backed Securities (including CDOs)	—	2,649,148	—	2,649,148
Foreign Bonds	—	2,187,643	—	2,187,643
Mutual Funds	1,202,650	—	—	1,202,650
Total	$1,202,650	$26,654,723	$—	$27,857,373
Other Financial Instruments
Futures Contracts – Assets	$70,137	$—	$—	$70,137
Futures Contracts – Liabilities	(30,535)	—	—	(30,535)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$70,137	$(30,535)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
30

Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the period ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(169,967)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the period ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$39,602
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
31

Notes to Financial Statements  - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by
32

Notes to Financial Statements  - continued
the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the period ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
33

Notes to Financial Statements  - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal period is as follows:
Year ended 4/30/23 (c)
Ordinary income (including any short-term capital gains)	855,456

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	28,056,886
Gross appreciation	159,497
Gross depreciation	(319,408)
Net unrealized appreciation (depreciation)	$(159,911)
Undistributed ordinary income	125,765
Capital loss carryforwards	(211,620)
Other temporary differences	(89,993)
Total distributable earnings (loss)	$(335,759)
As of April 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(133,401)
Long-Term	(78,219)
Total	$(211,620)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A
34

Notes to Financial Statements  - continued
shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
Year ended 4/30/23(c)
Class A	$19,815
Class C	3,261
Class I	9,785
Class R1	1,231
Class R2	1,445
Class R3	1,552
Class R4	1,660
Class R6	816,707
Total	$855,456

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.325%
In excess of $1 billion and up to $2.5 billion	0.31%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the period ended April 30, 2023, this management fee reduction amounted to $2,950, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended April 30, 2023 was equivalent to an annual effective rate of 0.31% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
35

Notes to Financial Statements  - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. For the period ended April 30, 2023, this reduction amounted to $185,205, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $448 for the period ended April 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,283
Class C	0.75%	0.25%	1.00%	1.00%	741
Class R1	0.75%	0.25%	1.00%	1.00%	426
Class R2	0.25%	0.25%	0.50%	0.50%	214
Class R3	—	0.25%	0.25%	0.25%	107
Total Distribution and Service Fees					$2,771
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended April 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the period ended April 30, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the period ended April 30, 2023.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the period ended April 30, 2023, the fee was $1,999, which equated to 0.0091% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs
36

Notes to Financial Statements  - continued
which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the period ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $404.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended April 30, 2023 was equivalent to an annual effective rate of 0.0684% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 21, 2022, MFS purchased 20,000 shares of Class A, 5,000 shares each of Class C, Class I, Class R1, Class R2, Class R3, and Class R4, and 2,450,000 shares of Class R6, for an aggregate amount of $25,000,000 as an initial investment in the fund.
At April 30, 2023, MFS held approximately 100% of the outstanding shares of Class R6, and 100% of Class R1, Class R2, Class R3, and Class R4.
(4) Portfolio Securities
For the period ended April 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$45,978,367	$32,453,846
Non-U.S. Government securities	13,392,725	176,818
37

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/23 (c)
	Shares	Amount
Shares sold
Class A	97,146	$964,385
Class C	39,583	388,631
Class I	44,581	432,292
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R6	2,451,061	24,510,500
	2,652,371	$26,495,808
Shares issued to shareholders in reinvestment of distributions
Class A	2,034	$19,815
Class C	333	3,261
Class I	1,007	9,785
Class R1	127	1,231
Class R2	148	1,445
Class R3	159	1,552
Class R4	170	1,660
Class R6	83,688	816,707
	87,666	$855,456
Shares reacquired
Class A	(3,108)	$(29,990)
Class C	(199)	(1,954)
Class I	(407)	(3,870)
	(3,714)	$(35,814)
38

Notes to Financial Statements  - continued
	Year ended 4/30/23 (c)
	Shares	Amount
Net change
Class A	96,072	$954,210
Class C	39,717	389,938
Class I	45,181	438,207
Class R1	5,127	51,231
Class R2	5,148	51,445
Class R3	5,159	51,552
Class R4	5,170	51,660
Class R6	2,534,749	25,327,207
	2,736,323	$27,315,450

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the period ended April 30, 2023, the fund’s commitment fee and interest expense were $5 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
39

Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$25,928,410	$24,726,466	$465	$241	$1,202,650

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$49,284	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
40

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Core Bond Fund and the Board of Trustees of MFS Series Trust XII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Core Bond Fund (the “Fund”) (one of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolio of investments, as of April 30, 2023, and the related statements of operations and changes in net assets and the financial highlights for the period from June 22, 2022 (commencement of operations) through April 30, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust XII) at April 30, 2023, the results of its operations, the changes in its net assets and its financial highlights for the period from June 22, 2022 (commencement of operations) through April 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
41

Report of Independent Registered Public Accounting Firm – continued
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
June 15, 2023
42

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 71)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 68)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 67)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
43

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
Kino Clark (k) (age 54)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
44

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 62)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
45

Trustees and Officers - continued
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Portfolio Manager(s)	Independent Registered Public Accounting Firm
Alexander Mackey Joshua Marston	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
46

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period since the fund's inception on June 22, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
47

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
48

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
49

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
50

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kilman, and Otis and Ms. Roepke are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountant to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended April 30, 2023 and 2022, audit fees billed to each Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2023	20224
MFS Core Bond Fund**	31,800	N/A**
MFS Lifetime Income Fund	35,942	33,743
MFS Lifetime 2020 Fund+	0	32,987
MFS Lifetime 2025 Fund	34,832	32,253
MFS Lifetime 2030 Fund	35,626	32,987
MFS Lifetime 2035 Fund	34,832	32,253
MFS Lifetime 2040 Fund	35,626	32,987
MFS Lifetime 2045 Fund	34,832	32,253
MFS Lifetime 2050 Fund	34,958	32,370
MFS Lifetime 2055 Fund	34,832	32,253
MFS Lifetime 2060 Fund	34,068	31,547
MFS Lifetime 2065 Fund	22,550	15,300
Total	374,040	340,933

For the fiscal years ended April 30, 2023 and 2022, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2023	2022	2023	20224	2023	2022
To MFS Core Bond Fund**	0	N/A**	259	N/A**	0	N/A**
To MFS Lifetime Income Fund	0	0	0	1,470	0	1,132
To MFS Lifetime 2020 Fund+	0	0	0	1,470	0	1,069
To MFS Lifetime 2025 Fund	0	0	0	1,440	0	1,090
To MFS Lifetime 2030 Fund	0	0	0	1,470	0	1,148
To MFS Lifetime 2035 Fund	0	0	0	1,440	0	1,091
To MFS Lifetime 2040 Fund	0	0	0	1,470	0	1,113
To MFS Lifetime 2045 Fund	0	0	0	1,440	0	1,065
To MFS Lifetime 2050 Fund	0	0	0	1,462	0	1,066
To MFS Lifetime 2055 Fund	0	0	0	1,440	0	1,037
To MFS Lifetime 2060 Fund	0	0	0	1,449	0	1,011
To MFS Lifetime 2065 Fund**	0	0	0	2,375	0	0
Total fees billed by E&Y	0	0	259	16,926	0	10,822
To above Funds:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2023	2022	2023	2022	2023	2022
To MFS and MFS Related
Entities of MFS Core Bond	0	N/A**	0	N/A**	3,165	N/A**
Fund* **
To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
Income Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
2020 Fund*+

To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
2025 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
2030 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
2035 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
2040 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
2045 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
2050 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
2055 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
2060 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	1,795,090	0	0	3,165	109,720
2065 Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
			2023		20224
To MFS Core Bond Fund, MFS and MFS			228,174		N/A**
Related Entities# **
To MFS Lifetime Income Fund,			227,915		2,162,042
MFS and MFS Related Entities#
To MFS Lifetime 2020 Fund, MFS and MFS			227,915		2,161,979
Related Entities# +
To MFS Lifetime 2025 Fund, MFS and MFS			227,915		2,161,970
Related Entities#
To MFS Lifetime 2030 Fund, MFS and MFS			227,915		2,162,058
Related Entities#
To MFS Lifetime 2035 Fund, MFS and MFS			227,915		2,161,971
Related Entities#
To MFS Lifetime 2040 Fund, MFS and MFS			227,915		2,162,023
Related Entities#
To MFS Lifetime 2045 Fund, MFS and MFS			227,915		2,161,945
Related Entities#
To MFS Lifetime 2050 Fund, MFS and MFS			227,915		2,161,968
Related Entities#
To MFS Lifetime 2055 Fund, MFS and MFS			227,915		2,161,917
Related Entities#
To MFS Lifetime 2060 Fund, MFS and MFS			227,915		2,161,900
Related Entities#
To MFS Lifetime 2065 Fund, MFS and MFS			227,915		2,161,815
Related Entities#

**MFS Core Bond Fund commenced investment operations on June 22, 2022.

+MFS Lifetime 2020 Fund was reorganized into the MFS Lifetime Income Fund, as of August 2022, both series of MFS Series Trust XII.

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ''Audit Fees,'' including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

4 Certain fees reported in 2022 have been restated in this filing from those reported in the Registrant's filing for the reporting period ended April 30, 2022.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 15, 2023

* Print name and title of each signing officer under his or her signature.